Registration Numbers:    2-66976
                                                                       811-3009
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [  X  ]

                  Pre-Effective Amendment No.                    [     ]

                  Post-Effective Amendment No.         37        [  X  ]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [  X  ]

                  Amendment No.          37                      [  X  ]


                                COLONIAL TRUST II
               (Exact Name of Registrant as Specified in Charter)

                One Financial Center, Boston, Massachusetts 02111
                    (Address of Principal Executive Offices)

                                                   (617) 426-3750
              (Registrant's Telephone Number, Including Area Code)




Name and Address of Agent for Service:         Copy to:

Nancy L. Conlin, Esquire                       John M. Loder, Esquire
Colonial Management Associates, Inc.           Ropes & Gray
One Financial Center                           One International Place
Boston, Massachusetts  02111                   Boston, Massachusetts 02110-2624

It is proposed that this filing will become effective (check appropriate box):

[       ]         immediately upon filing pursuant to paragraph (b)
[       ]         on [date] pursuant to paragraph (b)
[       ]         60 days after filing pursuant to paragraph (a)(1)
[       ]         on [date] pursuant to paragraph (a)(1) of Rule 485
[       ]         75 days after filing pursuant to paragraph (a)(2)
[   X   ]         on January 13, 1999 pursuant to paragraph (a)(2) of Rule 485

If appropriate check the following box:
[       ]         this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                COLONIAL TRUST II

                              Cross Reference Sheet

                     [SoGen] Global Fund-Classes A, B and C

                    [SoGen] Overseas Fund-Classes A, B and C




Item Number of Form N-1A              Prospectus Location or Caption

Part A

    1.                                Cover page

    2.                                Summary of expenses

    3.                                The Fund's Financial History

    4. Organization and History; The Fund's Investment Objective; How the Fund Pursues its Objective and Certain Risk Factors

    5.                                Cover page; How the Fund is Managed;
                                      Organization and History; The Fund's
                                      Investment Objective; Back cover

    6.                                Organization and History; Distributions
                                      and Taxes; How to Buy Shares

    7.                                Summary of Expenses; How to Buy shares;
                                      How the Fund Values its Shares; 12b-1
                                      Plan; Back cover

    8.                                How to Sell Shares; How to Exchange
                                      Shares; Telephone Transactions

    9.                                Not applicable

January 13, 1999

[SOGEN] GLOBAL FUND
[SOGEN] OVERSEAS FUND

Prospectus

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Administrator) and your full-service financial advisor want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial advisor to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Each of [SoGen] Global Fund (Global Fund) and [SoGen] Overseas Fund (Overseas
Fund) (each a Fund and collectively, the Funds) is a diversified portfolio of Colonial Trust II (Trust), an open-end management investment company.

The Global Fund seeks to provide long term growth of capital by investing primarily in common stocks (and in securities convertible into common stocks) of the United States and foreign companies.

The Overseas Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies. The Fund particularly seeks companies that have growth potential, financial strength and stability, strong management and fundamental value. However, the Fund may invest in companies that do not have all of these characteristics.

Each Fund is managed by [Societe Generale Asset Management Corp.] (Advisor), an investment advisor since [ ] and an affiliate of the Administrator.

This Prospectus explains concisely what you should know before investing in the Funds. Read it carefully and retain it for future reference. More detailed information about the Funds is in the January 13, 1999 Statement of Additional Information which has been filed with the Securities and Exchange Commission
(SEC) and is obtainable free of charge by calling the Administrator at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

Each Fund offers multiple classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class C shares are offered at net asset value and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Each of the Class A, B and C shares is subject to a contingent redemption fee on redemptions and exchanges made within five business days of purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."

Contents                                                  Page

Summary of Expenses
The Funds' Financial History
The Funds' Investment Objective
How the Funds Pursue their Objectives
  and Certain Risk Factors
How the Funds Measure their Performance
How the Funds are Managed
Year 2000
How the Funds Value their Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plans
Organization and History
Appendix


This Prospectus is also available on-line at our Web site
(http://www.libertyfunds.com). The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Fund.

------------------------------ ------------------------------

      NOT FDIC-INSURED             MAY LOSE VALUE
                                   NO BANK GUARANTEE

------------------------------ ------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize your maximum transaction costs and your annual expenses, adjusted to reflect current fees, for an investment in the Class A, B and C shares of each Fund. See "How the Funds are Managed" and "12b-1 Plans" for more complete descriptions of each Fund's various costs and expenses.

Shareholder Transaction Expenses(1)(2)

                                                                                     Class A        Class B       Class C
Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering price)(3)       5.75%         0.00%(4)      0.00%(4)
Maximum Contingent Deferred Sales Charge (as a % of offering price)(3)                 1.00%(5)      5.00%         5.00%
Maximum Contingent Redemption Fee (3)(6)                                               2.00%         2.00%         2.00%


(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)  Does not apply to reinvested distributions.
(4) Because of the distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.
(5) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(6) A contingent redemption fee in the amount of 2.00% is imposed on redemptions and exchanges of fund shares purchased and held for five business days or less. See "Contingent Redemption Fee" under the caption "How to Sell Shares."


Annual Operating Expenses (as a % of average net assets)

                                                                           Global Fund
                                                        ---------------------------------------------------
                                                            Class A          Class B           Class C
Management fee (after fee waiver)(7)                          0.75%            0.75%             0.75%
12b-1 fees (after fee waiver)(7)                              0.35             1.00              1.00
Other expenses                                                x.xx             x.xx              x.xx
                                                              ----             ----              ----
Total operating expenses (after fee waiver)(7)                x.xx%            x.xx%             x.xx%
                                                              ====             ====              ====


(7) The Advisor has voluntarily agreed to waive a portion of its Management fee (and Other expenses as applicable) to the extent Total operating expenses (exclusive of the % Rule 12b-1 distribution fee) exceed x.xx%. If the waivers were not made, the Fund' s Management fees would have been x.xx%, x.xx%, x.xx%, x.xx%, x.xx%, and estimated Total operating expenses would have been x.xx%, x.xx%, x.xx% and x.xx%.

                                                                          Overseas Fund
                                                        ---------------------------------------------------
                                                            Class A          Class B           Class C
Management fee (after fee waiver)(8)                          0.75%            0.75%             0.75%
12b-1 fees (after fee waiver)(8)                              0.35             1.00              1.00
Other expenses                                                x.xx             x.xx              x.xx
                                                              ----             ----              ----
Total operating expenses (after fee waiver)(8)                x.xx%            x.xx%             x.xx%
                                                              ====             ====              ====


(8) The Advisor has voluntarily agreed to waive a portion of its Management fee (and Other expenses as applicable) to the extent Total operating expenses (exclusive of the 0.75% Rule 12b-1 distribution fee) exceed x.xx%. If the waivers were not made, the Fund' s Management fees would have been x.xx%, x.xx%, x.xx%, x.xx%, x.xx%, and estimated Total operating expenses would have been x.xx%, x.xx%, x.xx% and x.xx%.

Example
The following Example shows the cumulative transaction and operating expenses attributable to a hypothetical $1,000 investment in each Class of shares of each Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The expense numbers in the Example assume the expense limit described above remains in effect for all periods referenced. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:

                                                  Global Fund
                     ----------------------------------------------------------------------
                         Class A           Class B                 Class C
      Period:                             (10),(13)     (11),(13)  (10),(12)   (11),(12)
      1 year               $xx               $xx           $xx       $xx          $xx
      3 years               xx                xx            xx        xx           Xx
      5 years
     10 years


                                                 Overseas Fund
                     ----------------------------------------------------------------------
                         Class A           Class B                   Class C
      Period:                             (10),(13)     (11),(13)  (10),(12)   (11),(12)
      1 year               $xx               $xx           $xx       $xx          $xx
      3 years               xx                xx            xx        xx          xx
      5 years
     10 years

(10) Assumes redemption at period end.
(11) Assumes no redemption.
(12) Class C shares do not incur a contingent deferred sales charge on redemptions made after one year.
(13) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.

THE FUND'S FINANCIAL HISTORY

The following financial highlights and the related financial statements for each of the years in the nine year period ended March 31, 1998 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is unqualified and appears in the Fund's March 31, 1998 Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information. The financial highlights and the related financial statements for the one year period ended March 31, 1989 have been audited by other auditors whose report thereon dated May 5, 1989 expressed an unqualified opinion. This information should be read in conjunction with the Financial Statements and notes thereto, which also appear in the Fund's Annual Report to Shareholders. [As of July 31, 1998, SoGen International Fund, Inc. became SoGen International Fund (the predecessor fund), a separate investment portfolio of SoGen Funds, Inc., pursuant to an Agreement and Plan of Reorganization dated April 27, 1998. SoGen International Fund's name was changed to [SoGen] Global Fund on December 31, 1998.]

                                                                            Global Fund
                                                                              Class A
                                    ===============================================================================================
                                                                         Year ended March 31
                                    -----------------------------------------------------------------------------------------------
                                      1998        1997        1996      1995     1994      1993     1992     1991     1990     1989
                                    -----------------------------------------------------------------------------------------------
Selected Per Share Data
Net asset value - Beginning of year $26.68      $26.09      $23.20    $23.32   $20.12    $18.44   $17.51   $17.71   $17.31   $16.91
                                    ------      ------      ------    ------   ------    ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                 1.47        1.03        1.06      0.10     0.53      0.64     0.69     0.78     0.64     0.71
Net realized and unrealized
  gains (losses) on investments       2.10        1.39        3.37      0.49     3.37      2.02     1.45     0.20     1.48     1.26
                                    ------      ------      ------    ------   ------    ------   ------   ------   ------   ------
Total from Investment Operations      3.57        2.42        4.43      0.59     3.90      2.66     2.14     0.98     2.12     1.97
                                    ------      ------      ------    ------   ------    ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
Dividends from net investment income (1.36)      (1.09)      (0.81)    (0.15)   (0.47)    (0.64)   (0.84)   (0.71)   (0.71)   (0.80)
Distributions from capital gains     (1.47)      (0.74)      (0.73)    (0.56)   (0.23)    (0.34)   (0.37)   (0.47)   (1.01)   (0.77)
                                    ------      ------      ------    ------   ------    ------   ------   ------   ------   ------
Total Distributions                  (2.83)      (1.83)      (1.54)    (0.71)   (0.70)    (0.98)   (1.21)   (1.18)   (1.72)   (1.57)
                                    ------      ------      ------    ------   ------    ------   ------   ------   ------   ------
Net asset value - End of year       $27.42      $26.68      $26.09    $23.20   $23.32    $20.12   $18.44   $17.51   $17.71   $17.31
                                    ------      ------      ------    ------   ------    ------   ------   ------   ------   ------
Total return(a)                     14.35%       9.48%      19.57%     2.63%   19.50%    14.87%   12.53%    6.03%   12.18%   11.94%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (millions)  $4,035      $3,908      $3,033    $1,922   $1,781      $650     $355     $240     $176     $126
Ratios of operating expenses to
  average net assets                 1.18% (b)   1.21% (b)   1.25% (b) 1.26%    1.28%     1.31%    1.37%    1.30%    1.38%    1.39%
Ratio of net investment income
  to average net assets              2.80% (b)   3.08% (b)   3.71% (b) 2.70%    2.34%     3.69%    4.00%    4.84%    4.32%    4.23%
Portfolio turnover rate             20.63%      12.85%       9.64%    12.96%   23.96%    17.94%   24.25%   24.14%   30.62%   33.05%
Average commission rate paid(c)     $0.028      $0.003      $0.013        --       --        --       --       --       --       --

(a)  Does not give effect to deduction of the sales load.
(b) The ratio of operating expenses to average net assets for the years ended March 31, 1998, 1997 and 1996 would have been 1.19%, 1.21% and 1.25%, respectively, without the effect of earnings credits. The ratio of net investment income to average net assets for the years ended March 31, 1998, 1997 and 1996 would have been 2.80%, 3.08% and 3.71%, respectively, without the effect of earnings credits.
(c) Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher. Due to SEC disclosure guidelines, average commissions per share are calculated only for the periods subsequent to the year ended March 31, 1995.

The following financial highlights and the related financial statements for the period from August 31, 1993 to March 31, 1994 and the fiscal years ended March 31, 1995, 1996, 1997 and 1998 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is unqualified and appears in the SoGen Funds, Inc. March 31, 1998 Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information. This information should be read in conjunction with the Financial Statements and notes thereto, which also appear in the SoGen Funds, Inc. Annual Report to Shareholders.

                                                                         Overseas Fund
                                                                            Class A
                                                -----------------------------------------------------------------
                                                                                                    Period From
                                                              Year Ended March 31                August 31, 1993
                                                                                                         to
                                                  1998         1997        1996        1995        March 31, 1994
                                                ---------------------------------------------    ----------------
Selected Per Share Data
Net asset value - Beginning of year               $13.84      $13.26      $11.65      $11.54           $10.00
                                                  ------      ------      ------      ------           ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.88        0.61        0.48        0.14            (0.01)
Net realized and unrealized
  gains on investments                              0.31        0.95        1.74        0.04             1.55
                                                  ------      ------      ------      ------           ------
Total from Investment Operations                    1.19        1.56        2.22        0.18             1.54
                                                  ------      ------      ------      ------           ------
LESS DISTRIBUTIONS:
Dividends from net investment income               (0.83)      (0.60)      (0.44)      (0.05)              --
Distributions from capital gains                   (0.68)      (0.38)      (0.17)      (0.02)              --
                                                  ------      ------      ------      ------           ------
Total Distributions                                (1.51)      (0.98)      (0.61)      (0.07)              --
                                                  ------      ------      ------      ------           ------
Net asset value - End of year                     $13.52      $13.84      $13.26      $11.65           $11.54
                                                  ------      ------      ------      ------           ------
Total return(d)                                   10.00%      12.16%      19.47%       1.56%           15.35% (c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (millions)                $1,007        $953        $647        $439             $120
Ratios of operating expenses to
  average net assets                               1.22% (b)   1.27% (b)   1.37%       1.40%            1.72% (a)
Ratio of net investment income
  to average net assets                            2.20% (b)   2.28% (b)   3.31%       2.29%          (0.23)% (a)
Portfolio turnover rate                           22.13%      15.18%       9.46%       3.16%            6.11%
Average commission rate paid(e)                  $0.0177     $0.0207     $0.0190          --               --

(a)  Annualized.
(b) The ratios of operating expenses to average net assets and net investment income to average net assets for the year ended March 31, 1998 for the Fund would have been the same without the effect of earnings credits. The ratio of operating expenses to average net assets and net investment income to average net assets for the year ended March 31, 1997 for the Fund would have been the same and 2.27%, respectively, without the effect of earnings credits.
(c) Total return disclosed for the period ended March 31, 1994 is not annualized. The annualized total return for the period ended March 31, 1994 was 26.40% for the Fund.
(d)  Does not give effect to deduction of the sales load.
(e) Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher. Due to SEC disclosure guidelines, average commissions per share are calculated only for the periods subsequent to the year ended March 31, 1995.

Further performance information is contained in each Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1800426-3750.

THE FUNDS' INVESTMENT OBJECTIVES

The Global Fund seeks to provide long-term growth of capital by investing primarily in common stocks and in securities convertible into common stocks of the United States and foreign companies.

The Overseas Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies. The Fund particularly seeks companies that have growth potential, financial strength and stability, strong management and fundamental value. However, the Fund may invest in companies that do not have all of these characteristics.

HOW THE FUNDS PURSUE THEIR OBJECTIVES AND CERTAIN RISK FACTORS

Global Fund
-----------

In seeking to achieve the Fund's objective, the Fund will normally invest its assets primarily in common stocks (and in securities convertible into common stocks) of United States and foreign companies. However, the Fund reserves the right to invest a portion of its assets in fixed income securities of domestic or foreign issuers which, in addition to the income they may provide, appear in some instances to offer potential for long-term growth of capital. When deemed appropriate by the Fund's Advisor or for short-term investment or defensive purposes, the Fund may hold up to 100% of its assets in short-term debt instruments including commercial paper and certificates of deposit. Among the types of fixed income securities in which the Fund may invest from time to time are United States government obligations. United States government obligations include Treasury Notes, Bonds and Bills which are direct obligations of the United States government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the United States government, which may be (i) guaranteed by the United States Treasury, such as the securities of the Government National Mortgage Association, or (ii) supported by the issuer's right to borrower from the Treasury and backed by the credit of the federal agency or instrumentality itself, such as securities of the Federal Intermediate Land Banks, Federal Land Banks, Bank of Cooperatives, Federal Home Loan Banks, Tennessee Valley Authority and Farmers Home Administration.

The foregoing investment objective is part of the fundamental policy of the Fund and may not be changed without the approval of a majority of the outstanding voting securities of the Fund (defined by the Investment Company Act of 1940 as (i) 67 percent or more of the voting securities present at a meeting of stockholders, if the holders of more than 50 percent of the outstanding voting securities of such company are present or represented by proxy; or (ii) more than 50 percent of the outstanding voting securities of such company, whichever is less).

In addition to the investment policies described above (and subject to certain restrictions described herein), the Fund may invest in some or all of the following securities and employ some or all of the following investment techniques, some of which may present special risks as described below.

Because the Fund's investments will be subject to the market fluctuations and risks inherent in all investments, there can be no assurance that the Fund's stated objectives will be realized. The Advisor will seek to minimize these risks through professional management and investment diversification. The value of shares of the Fund when sold may be higher or lower than when purchased.

Overseas Fund
-------------

The Fund may invest in securities traded in mature markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (Mexico and Indonesia, for example). A list of the mature and emerging markets in which the Fund may invest is included in "Foreign Securities." There are no limits on the Fund's geographic asset distribution, but the Fund ordinarily invests in at least three countries outside the United States.

The equity securities in which the Fund may invest include common preferred stocks, warrants or other similar rights, and convertible securities. The Fund may purchase foreign securities in the form of sponsored or unsponsored American Depository Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) or other securities representing underlying shares of foreign issuers. The Fund may also invest in any other type of security, including up to 20% of its total assets in debt securities. Such debt securities may include lower-rated securities, commonly referred to as "junk bonds" (i.e., securities rated BB or lower by Standard & Poor's Corporation (S&P) or Ba or lower by Moody's Investors Service, Inc. (Moody's)), and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Fund or the portion of the Fund's assets that may be invested in debt securities in a particular rating category. Under normal market conditions, the Fund invests at least 75% of its total assets, taken at market value, in foreign securities. The Fund may also invest in "structured securities" in which the value is linked to the price of an underlying instrument.

Foreign Investments. The Funds provides investors with an opportunity to place a portion of their assets in a diversified portfolio of foreign securities which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. From time to time, many foreign economies have grown faster than the U.S. economy, and the returns on investments in these countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue. International investing allows investors to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

The Funds may invest in securities of foreign issuers directly or in the form of ADRs, GDRs, EDRs, or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are global offerings where two securities are issued simultaneously in two markets, usually publicly in non-U.S. markets and privately in the U.S. market. Generally ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets. GDRs are designed for use in the U.S. and European securities markets. The Funds may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the ADRs. Each Fund does not expect to invest 5% or more of its total assets in unsponsored ADRs.

With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance of the Fund is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions.")

Investors should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities and other positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts (see "Foreign Currency Transactions" below), involve certain risks and opportunities not typically associated with investing in U.S. securities. These include: fluctuations in the rates of exchange between the U.S. dollar and foreign currencies; changes in exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

Investing in countries outside the United States entails political risk. There exists the possibility of restrictions on foreign investors, expropriation of assets, confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, or other adverse political or social developments that could affect investment in these nations. Economies in individual markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced extremely high rates of inflation for many years. That has had and may continue to have very negative effects on the economics and securities markets of those countries.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States. There also may be a lower level of monitoring and regulation in emerging markets of traders, insiders and investors. Enforcement of existing regulations has been extremely limited.

The countries in which the Funds invest are included in those listed below. The Funds may not invest in all the countries listed, and it may invest in countries that are not listed, when such investments are consistent with each Fund's investment objective and policies.

     Mature Markets                 Emerging Markets
     --------------                 ----------------
Australia                  Argentina                 Peru
Austria                    Brazil                    Philippines
Belgium                    Chile                     Poland
Canada                     Czech Republic            Portugal
Denmark                    Ecuador                   South Africa
Finland                    Greece                    South Korea
France                     Hungary                   Sri Lanka
Germany                    India                     Taiwan
Hong Kong                  Indonesia                 Thailand
Ireland                    Israel                    Turkey
Italy                      Jamaica                   Uruguay
Japan                      Jordan                    Venezuela
Luxembourg                 Kenya                     Vietnam
Netherlands                Malaysia
New Zealand                Mexico
Norway                     Morocco
Singapore                  Nigeria
Spain                      Pakistan
Sweden                     People's Republic of China
Switzerland
United Kingdom
United States


It may not be feasible for the Funds currently to invest in all of these countries due to restricted access to their securities markets or an inability to implement satisfactory custodial arrangements.

Restricted and Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities, including certain securities that are subject to legal or contractual restrictions on resale ("restricted securities") and securities acquired in private placements. Because an active trading market for such securities may not exist, the sale of such securities may be subject to delay and additional costs. Time deposits and repurchase agreements maturing in more than seven days are considered to be illiquid.

Generally, restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (1933 Act). Where registration is required, each Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, each Fund should be in a position where more than 10% of the value of its net assets is invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

Notwithstanding the above, each Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investing in illiquid securities. A determination as to whether a Rule 144A security is liquid or not is a factual issue requiring an evaluation of a number of factors. In making this determination, the Advisor will consider the trading of a Rule 144A security. In addition, the Advisor could consider (1) the frequency of trades and quotes, (2) the number of dealers and potential purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what steps, if any, are required to assure that the Fund does not invest more than the maximum percentage of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Funds' assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Bank Obligations. Each Fund may invest in bank obligations, which may include bank certificates of deposit, time deposits or bankers' acceptances. Certificates of deposit and time deposits are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in these instruments are limited to obligations of domestic banks (including their foreign branches) and U.S. and foreign branches of foreign banks having capital surplus and undivided profits in excess of $100 million.

Foreign Currency Transactions. Each Fund may engage in currency exchange transactions to hedge against losses in the U.S. dollar value of its portfolio securities resulting from possible variations in exchange rates and not for speculation. A currency exchange transaction may be conducted either on a spot (i.e. cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker/dealers, are not exchange-traded and are usually for less than one year, but may be renewed. Currency exchange transactions may involve currencies of the different countries in which the Funds may invest and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Funds' currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to specific payable or receivables of each Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. The Funds may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency.

If a Fund enters into a forward contract, the custodian bank will segregate liquid assets of the Fund having a value equal to the Fund's commitment under such forward contract.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the date the Fund enters into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Funds of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Investments in Debt Securities. The Global Fund may invest up to 100% and the Overseas fund may invest up to 20% of its respective total assets in debt securities that are below investment grade quality. The Fund may also invest in debt securities which are in default. "Investment grade" debt securities are those rated within the four highest ratings categories of Standard & Poor's Corporation (S&P) or Moody's Investor Service, Inc. (Moody's) or, if unrated, determined by the Funds' Advisor to be of comparable quality. The market value of debt securities generally varies in response to changes in interest rates and the financial conditions of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in each Funds' net asset value.

Securities rated BBB by S&P or Baa by Moody's (the lowest investment grade ratings) are considered to be medium grade and to have speculative characteristics. Debt securities that are unrated, are considered by the Advisor to be equivalent to below investment grade (often referred to as "junk bonds"). On balance, debt securities that are below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. Analyses of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in lower-rated debt securities be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher rated securities.

Lower-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower-rated debt securities' prices because the advent of a recession could lessen the ability of a highly-leveraged company to make principal and interest payments on its debt securities. If the issuer of lower-rated debt securities defaults, a Fund may incur additional expenses seeking recovery.

For a more complete description of the characteristics of bonds in each rating category see "Appendix."

Expenses. The cost of investing in foreign securities is higher than the cost of investing in U.S. securities. Investing in each Fund is an efficient way for an individual to participate in foreign markets, but its expenses, including advisory and custody fees, are higher than the expenses of a typical mutual fund that invests in domestic equities.

"When-Issued" or "Delayed Delivery" Securities. The Overseas Fund may purchase securities on a "when-issued" or "delayed delivery" basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Advisor deems it advisable for investment reasons.

At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase net asset value fluctuation.

Securities purchased on a when-issued or delayed delivery basis are recorded as assets on the day following the purchase and are marked-to-market daily. The Fund will not invest more than 25% of its assets in when-issued or delayed delivery securities, does not intend to purchase such securities for speculative purposes and will make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Fund reserves the right to sell acquired when-issued or delayed delivery securities before their settlement dates if deemed advisable.

Investment in Other Investment Companies. Certain markets are closed in whole or in part to equity investments by foreigners. The Overseas Fund may be able to invest in such markets solely or primarily through governmentally-authorized investment companies. The Fund generally may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. These restrictions do not apply to certain investment companies known as private investment companies and "qualified purchaser" investment companies.

Investment in another investment company may involve the payment of a premium above the value of the issuer's portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in such an investment company unless, in the judgement of the Fund's investment advisor, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses.

Structured Securities. The Overseas Fund may invest in structured notes and/or preferred stock, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. Structured securities have different characteristics and risks than other types of securities in which the Fund may invest. For example, the coupon, dividend and/or redemption amounts may be increased or decreased depending on the change in the value of an underlying instrument.

Investment in structured securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable on maturity. Finally, structured securities may be more volatile than the price of the underlying instrument.

Temporary Strategies; Cash Reserves. The Overseas Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the Advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. Most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies.

In addition, pending investment of proceeds from new sales of shares or to meet ordinary daily cash needs, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

Other. Each Fund may not always achieve its investment objective. Each Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. Each Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of each Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

HOW THE FUNDS MEASURE THEIR PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the SEC's formula and assume the reinvestment of all distributions, the maximum initial sales charge on Class A shares and the contingent deferred sales charge applicable to the time period quoted on Class B and Class C shares. Other total returns differ from average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial sales charge or contingent deferred sales charges.

Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.


HOW THE FUNDS ARE MANAGED

The Trustees formulate the Funds' general policies and oversee the Funds' affairs as conducted by the Advisor.

The Advisor is an indirect subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is an indirect majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual).

The Administrator is an indirect wholly-owned subsidiary of Liberty Financial. Liberty Mutual is considered to be the controlling entity of the Advisor, the Administrator and their affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.

Liberty Funds Distributor, Inc. (Distributor), a subsidiary of the Administrator, serves as the distributor for the Funds' shares. Liberty Funds Services, Inc. (Transfer Agent), an affiliate of the Administrator, serves as the shareholder services and transfer agent for the Funds.

The Advisor furnishes the Funds with investment management services at the Advisor's expense. The Advisor delegates certain of its administrative functions to the Administrator.

For these services, the Global Fund pays the Advisor 1.00% of the first $25 million of the Fund's average daily net assets and 0.75% in excess over $25 million.

For these services, the Overseas Fund pays the Advisor 0.75% of the Fund's average daily net assets.

Jean-Marie Eveillard is primarily responsible for the day-to-day management of each Fund. Mr. Eveillard is President and a Director of the Advisor.

The Transfer Agent provides transfer agency and shareholder services to the Funds for a monthly fee at the annual rate of 0.236% of each Fund's average daily net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Advisor and its affiliates may agree.

The Advisor places all orders for purchases and sales of portfolio securities. In selecting broker-dealers, the Advisor may consider research and brokerage services furnished by such broker-dealers to the Advisor and its affiliates. In recognition of the research and brokerage services provided, the Advisor may cause each Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services.

Subject to seeking best execution, the Advisor may consider sales of shares of each Fund (and of certain other funds advised by the Advisor, the Administrator and their affiliates) in selecting broker-dealers for portfolio security transactions.

YEAR 2000

The Funds' Advisor, Administrator, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Funds. A central program office at the Liberty Companies is working within the Liberty Companies and with vendors who provide services, software and systems to the Funds to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Funds will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Funds will not be adversely affected.

HOW THE FUNDS VALUE THEIR SHARES

Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of each Fund are generally valued as of the close of regular trading on the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Advisor determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. The Board of Trustees has adopted procedures to value at their fair value
(i) foreign securities if the value of such securities have been materially affected by events occurring after the closing of a foreign market and all other securities.

DISTRIBUTIONS AND TAXES

Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income and any net realized gain annually. Distributions are invested in additional shares of the same Class of each Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of each Fund at net asset value. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer Agent for information.

Whether you receive taxable distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution may be taxable although it is, in effect, a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

Shares of each Fund are offered continuously. Orders received in good form prior to the time at which each Fund values its shares (or placed with the financial service firm before such time and transmitted by the financial service firm before each Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.

The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Fundamatic program is $50; and the minimum initial investment for retirement accounts sponsored by the Distributor is $25. Certificates will not be issued for Class B or Class C shares and there are some limitations on the issuance of Class A share certificates. Each Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.

The Funds also offers Class Z shares which are offered through a separate Prospectus only to (i) pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations and high net worth individuals, or through certain broker-dealers, financial institutions and other financial intermediaries which have entered into agreements with the Funds, (ii) the Advisor and its affiliates. The minimum initial investment in Class Z shares is $1 million.

Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:

                                    Initial Sales Charge
                                ------------------------------
                                                     Retained
                                                         by
                                                     Financial
                                                      Service
                                     as % of          Firm as
                               --------------------    % of
                                Amount     Offering   Offering
Amount Purchased               Invested     Price      Price
Less than $50,000                6.10%     5.75%      5.00%
$50,000 to less than
  $100,000                       4.71%     4.50%      3.75%
$100,000 to less than
  $250,000                       3.63%     3.50%      2.75%
$250,000 to less than
  $500,000                       2.56%     2.50%      2.00%
$500,000 to less than
  $1,000,000                     2.04%     2.00%      1.75%
$1,000,000 or more               0.00%     0.00%      0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                       Commission
First $3,000,000                       1.00%
Next $2,000,000                        0.50%
Over $5,000,000                        0.25%(1)

(1) Paid over 12 months but only to the extent the shares remain outstanding.

In determining the sales charge and commission applicable to a new purchase under the above schedules, the amount of the current purchase is added to the current value of shares previously purchased and still held by an investor. If a purchase results in an account having a value from $1 million to $5 million, then the portion of the shares purchased that caused the account's value to exceed $1 million will be subject to a 1.00% contingent deferred sales charge, payable to the Distributor, if redeemed within 18 months after the end of the month in which the purchase was accepted. If the purchase results in an account having a value in excess of $5 million, the contingent deferred sales charge will not apply to the portion of the purchased shares comprising such excess amount.

Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:

         Years After               Contingent Deferred
          Purchase                    Sales Charge
             0-1                         5.00%
             1-2                         4.00%
             2-3                         3.00%
             3-4                         3.00%
             4-5                         2.00%
             5-6                         1.00%
         More than 6                     0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 5.00% on Class B share purchases.

Class C Shares. Class C shares are offered at net asset value and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge on redemptions made within one year after the end of the month in which the purchase was accepted.

The Distributor pays financial service firms an initial commission of 1.00% on Class C share purchases and an ongoing commission of 0.75% annually, commencing after the shares purchased have been outstanding for one year. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. The commission may be reduced or eliminated by the Distributor at any time.

General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). When a redemption subject to a contingent deferred sales charge is made, generally, older shares will be redeemed first unless the shareholder instructs otherwise. See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase price invested immediately. Investors investing for a relatively short period of time might consider Class C shares. Purchases of $250,000 or more must be for Class A or Class C shares. Purchases of $1,000,000 or more must be for Class A shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.

Special Purchase Programs. Each Fund allows certain investors or groups of investors to purchase shares with reduced or without initial or contingent deferred sales charges. These programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."

Class A shares of each Fund may also be purchased at net asset value by (i) investment advisors or financial planners who have entered into agreements with the Distributor (or who maintain a master account with a broker or agent that has entered into such an agreement) and who charge a management, consulting or other fee for their services, and clients of such investment advisors or financial planners who place trades for their own accounts, if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and (ii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts," where the plans are administered by firms that have entered into agreements with the Distributor or the Transfer Agent.

Investors may be charged a fee if they effect transactions in a Fund's shares through a broker or agent.

Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

In June of any year, each Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. Each Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts sponsored by the Distributor. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.

HOW TO SELL SHARES

Shares of each Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, each Fund will delay sending proceeds for 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by federal fund wire or other immediately available funds.

Contingent Redemption Fee. Each Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. The Fund will assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. Each Fund will use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts.

Selling Shares Directly To Each Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                          Liberty Funds Services, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which each Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, each Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

HOW TO EXCHANGE SHARES

Except as described below with respect to money market funds, shares of each Fund may be exchanged at net asset value for shares of other mutual funds distributed by the Distributor, including mutual funds advised by the Advisor, the Administrator and their affiliates. Generally, such exchanges must be between the same classes of shares. Consult your financial service firm or the Transfer Agent for information regarding what funds are available.

Shares will continue to age without regard to the exchange for purposes of conversion and in determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. Each Fund will terminate the exchange privilege as to a particular shareholder if the Advisor determines, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Advisor's ability to manage each Fund's investments in accordance with its investment objective or otherwise harm the Fund or its remaining shareholders.

Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined. Exchanges of Class A shares are not subject to a contingent deferred sales charge. However, in determining whether a contingent deferred sales charge is applicable to redemptions, the schedule of the fund into which the original investment was made should be used.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund in which the original investment was made.

Class C Shares. Exchanges of Class C shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed. Only one "round-trip" exchange of the Fund's Class C shares may be made per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund X to Fund Y and back to Fund X would be permitted only once during each three-month period.

TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisors are automatically eligible to exchange Fund shares and to redeem up to $100,000 of each Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guaranteed request. Telephone redemption privileges may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or his or her financial advisor provide certain identifying information. Shareholders and/or their financial advisors wishing to redeem or exchange shares by telephone may experience difficulty in reaching each Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisors should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Advisor, the Administrator, the Transfer Agent and each Fund reserves the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisors are not obligated to transact by telephone.

12B-1 PLANS

Under their 12b-1 Plans, each Fund pays the Distributor monthly a service fee at an annual rate of 0.25% of each Fund's net assets attributed to Class A, Class B and Class C shares. Each Fund's 12b-1 Plan also requires the Fund to pay the Distributor monthly a distribution fee at an annual rate of 0.10% of the average daily net assets attributed to its Class A shares and 0.75% of the average daily net assets attributed to its Class B and Class C shares. Because the Class B and Class C shares bear additional distribution fees, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. Class C shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold shares of each Fund, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. Each Fund's Plan also authorizes other payments to the Distributor and its affiliates (including the Advisor and the Administrator) which may be construed to be indirect financing of sales of shares of each Fund.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1980. Each Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

The Global Fund and Overseas Fund are a successor series to a separate series of the SoGen Funds, Inc., incorporated under Maryland law in 1993. On December 29, 1998, the shareholders of the Global Fund and Overseas Fund's respective predecessor series approved an Agreement and Plan of Reorganization which permitted the Funds' predecessor series to reorganize as separate series of the Trust.

APPENDIX

DESCRIPTION OF BOND RATINGS

S&P

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in a small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, this category faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-): ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

[bullet] Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

[bullet] Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations, 1, 2, and 3 to indicate the relative degree of safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as its Municipal Bond ratings set forth above.

MOODY'S

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1, Baa1, Ba1 and B1.

A bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

               Prime-1  Highest Quality
               Prime-2  Higher Quality
               Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of its Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Investment Advisor
Societe Generale Asset Management Corp.
1221 Avenue of the Americas
New York, NY  10020

Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
The Chase Manhattan Bank
4 Chase Metro Tech Center
Brooklyn, NY  11245

Shareholder Services and Transfer Agent
Liberty Funds Services, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Auditors
KPMG Peat Marwick LLP
757 Third Avenue
New York, NY  10017

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:


Printed in U.S.A.

January 13, 1999

[SOGEN] GLOBAL FUND
[SOGEN] OVERSEAS FUND

PROSPECTUS

The Global Fund seeks to provide long term growth of capital by investing primarily in common stocks (and in securities convertible into common stocks) of the United States and foreign companies.

The Overseas Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies. The Fund particularly seeks companies that have growth potential, financial strength and stability, strong management and fundamental value. However, the Fund may invest in companies that do not have all of these characteristics.

For more detailed information about the Fund, call the Distributor at 1-800-426-3750 for the January 13, 1999 Statement of Additional Information.

------------------------------  ------------------------------

      NOT FDIC-INSURED               MAY LOSE VALUE
                                     NO BANK GUARANTEE

------------------------------  ------------------------------


Liberty

Please send your completed application to:

Liberty Funds Services, Inc. (LFSI)
P.O. Box 1722
Boston, Massachusetts 02105-1722

New A, B & C Shares Account Application/Revision to Existing Account

To open a new account, complete sections 1, 2, 3, & 7.

To apply for special services for a new or existing account, complete sections 4, 5, 6, or 8 as appropriate.

___ Please check here if this is a revision.

1-----------Account ownership--------------
Please choose one of the following.

__Individual: Print your name, Social Security #, U.S. citizen status.

__Joint  Tenant  w/rights  of  survivorship:  Print all  names,  the Social
                                              Security # for the first person,
                                              and his/her U.S. citizen status.

__Uniform Gift to Minors: Names of custodian and minor, minor's Social Security
                          #, minor's U.S. citizen status.

__Corporation, Association, Partnership: Include full name, Taxpayer I.D. #.

__Trust: Name of trustee, trust title & date, and trust's Taxpayer I.D. #.

______________________________________
Name of account owner

______________________________________
Name of joint account owner (JTWROS)

______________________________________
Street address

______________________________________
Street address

______________________________________
City, State, and Zip

______________________________________
Daytime phone number

______________________________________
Social Security  # or Taxpayer I.D. #

Are you a U.S. citizen? ___Yes    ___No

______________________________________
If no, country of permanent residence


______________________________________
Account Owner's date of birth

______________________________________
Account number (if existing account)

2 -----Fund(s) you are purchasing--------
Your investment will be made in Class A shares if no class is indicated. Certificates are not available for Class B or C shares. If no distribution option is selected, distributions will be reinvested in additional fund shares. Please consult with your financial advisor to determine which class of shares best suits your needs.

Fund                    Fund                    Fund

________________        ___________________     _____________________
Name of Fund            Name of Fund            Name of Fund

$_______________        $__________________     $____________________
Amount                   Amount                  Amount

Class
___ A Shares ___ B Shares (less than $250,000) ___ C Shares (less than
                                                            $1,000,000)

Method of Payment Choose one

___Check payable to the Fund       ___Bank wired on   ____/____/____ (Date)
                                      Wire/Trade confirmation #_____________

Ways to receive your distributions

Choose one (If none chosen, dividends and capital gains will be reinvested). Distributions of $10.00 or less will automatically be reinvested in additional fund shares.


___Reinvest dividends and capital gains

___Dividends and capital gains in cash

___Dividends in cash; reinvest capital gains

___Automatic Dividend Diversification See section 5A, inside.

___Direct Deposit Complete Bank information in section 4B. I understand that my bank must be a member of the Automated Clearing House System.


3---Your signature & taxpayer I.D. number certification----

Each person signing on behalf of an entity represents that his/her actions are authorized. I have received and read each appropriate fund prospectus and understand that its terms are incorporated by reference into this application. I understand that this application is subject to acceptance. I understand that certain redemptions may be subject to a contingent deferred sales charge. It is agreed that the fund, The Colonial Group, Inc. and its affiliates and their officers, directors, agents, and employees will not be liable for any loss, liability, damage, or expense for relying upon this application or any instruction believed genuine.

I certify, under penalties of perjury, that:

1.  The Social Security # or Taxpayer  I.D. # provided is correct.

You must cross out Item 2a, b or c below only if you have been notified by the Internal Revenue Service (IRS) that you are currently subject to back-up withholding because of under-reporting interest or dividends on you tax return.

2. I am not subject to back-up withholding because: (a) I am exempt from back-up withholding, or (b) I have not been notified by the IRS that I am subject to back-up withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to back-up withholding.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholdings.

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

X______________________________________________
 Signature

_______________________________________________
Capacity, if applicable       Date

4--------Ways to withdraw from your fund-------

It may take up to 30 days to activate the following features. Complete only the sections that apply to the features you would like.

A. Systematic Withdrawal Plan (SWP)
Dividends and capital gains must be reinvested.
You can receive monthly, quarterly, or semiannual checks from your account in any amount you select, with certain limitations. The value of the shares in your account must be at least $5,000 and you must reinvest all of your distributions. Checks will be processed on the 10th calendar day of the month unless the 10th falls on a non-business day or the first day of the week. If this occurs, the process date will be the previous business day. If you receive your SWP payment via electronic funds transfer (EFT), you may request it to be processed any day of the month. Withdrawals in excess of 12% annually of your current account value will not be accepted. Redemptions made in addition to SWP payments may be subject to a contingent deferred sales charge for Class B or C shares. Please consult your financial or tax advisor before electing this option.

Funds for withdrawal:

___________________
 Name of fund

Withdrawal amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (month, day).

___________________
 Name of fund

Withdrawal Amount
Redeem shares from account as follows:
Dollar amount of payment $___________
or
Total annual %_________

Frequency  (choose one)
__Monthly           __Quarterly         __Semiannually

I would like payments to begin _____/_____ (month, day).


Payment instructions
If you are having this service added to an existing account, please sign below and have your signature guaranteed.
Send the payment to (choose one):
__My address of record.
__My bank account via EFT. Please complete the Bank Information section below.
  All EFT transactions will be made two business days after the processing date. ACH banks only.
__The payee listed at right.

______________________________________________
Name of payee

______________________________________________
Address of payee

______________________________________________
City

______________________________________________
State                    Zip

______________________________________________
Payee's bank account number, if applicable


B.  Telephone withdrawal options
All telephone transaction calls are recorded. These options are not available for retirement accounts. Please sign below and have your signature(s) guaranteed.

1.  Fast Cash
You are automatically eligible for this service. You or your financial advisor can withdraw up to $50,000 from your account and have it sent to your address of record. For your protection, this service is only available on accounts that have not had an address change within 30 days of the redemption request. This option is not available for Stein Roe Advisor Tax-Managed Growth Fund, Newport Japan Opportunites Fund or Newport Tiger Cub Fund.

2.  Telephone Redemption
__I would like the Telephone Redemption privilege either by federal fund wire or EFT. Telephone redemptions over $500 will be sent via federal fund wire, usually on the next business day ($7.50 will be deducted). Redemptions of $500 or less will be sent by check to your designated bank.

3.  On-Demand EFT Redemption
__I would like the On-Demand EFT Redemption privilege. Proceeds paid via EFT will be credited to your bank account two business days after the process date. You or your financial advisor may withdraw shares from your fund account by telephone and send your money to your bank account. If you are adding this service to an existing account, complete the Bank Information section below and have all shareholder signatures guaranteed.

Liberty Funds Services, Inc. (LFSI) and the fund's liability is limited when following telephone instructions; a shareholder may suffer a loss from an unauthorized transaction reasonably believed by LFSI to have been authorized.

Bank Information (For Sections A and B above)
I authorize deposits to the following bank account:

____________________________________________________________
Bank name           City           Bank account number

____________________________________________________________
Bank street address State     Zip  Bank routing # (your bank
                                   can provide this)

X__________________________________
Signature of account owner(s)

X__________________________________
Signature of account owner(s)              Place signature guarantee here.

5-----Ways to make additional investments--------

These services involve continuous investments regardless of varying share prices. Please consider your ability to continue purchases through periods of price fluctuations. Dollar cost averaging does not assure a profit or protect against loss in declining markets.

A. Automatic Dividend Diversification
Please diversify my portfolio by investing distributions from one fund into another Colonial, Stein Roe Advisor or Newport fund. These investments will be made in the same share class and without sales charges. Accounts must be identically registered. I have received and carefully read the prospectus for the fund(s) listed below. This option is not available for Stein Roe Advisor Tax-Managed Growth Fund.

____________________________
From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


____________________________
From fund

____________________________
Account number (if existing)

____________________________
To fund

____________________________
Account number (if existing)


B. Automated Dollar Cost Averaging
This program allows you to automatically have money from any Colonial, Stein Roe Advisor or Newport fund in which you have a balance of at least $5,000 exchanged into the same share class of up to four other identically registered Colonial, Stein Roe Advisor or Newport accounts, on a monthly basis. The minimum amount for each exchange is $100. Please complete the section below. This option is not available for Stein Roe Advisor Tax-Managed Growth Fund.

____________________________________
Fund from which shares will be sold

$_________________________
 Amount to redeem monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly

____________________________________
Fund to invest shares in

$_________________________
 Amount to invest monthly

C. Automatic Investment Plan/On-Demand EFT Purchase
This option automatically transfers the specified amount from your bank checking account to your Colonial, Stein Roe Advisor or Newport fund account on a regular basis. The On-Demand EFT Purchase program moves money from your bank checking account to your Colonial, Stein Roe Advisor or Newport fund account by electronic funds transfer based on your telephone request.
You will receive the applicable price two business days after the receipt of yourrequest. Your bank needs to be a member of the Automated Clearing House System.Please attach a blank check marked "VOID." (Deposit slips are not a substitution).Also, complete the section below. Please allow 3 weeks for LFSI to establish these services with your bank.

____________________________________
Fund name

_________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start


___________________________________
Fund name

________________________________
Account number

$_____________________        _________________
Amount to transfer            Month to start

__On-Demand Purchase (will be automatically established if you choose
  Automatic Investment Plan)
__Automatic Investment Plan Frequency:
__Monthly or   __Quarterly

Check one:

__EFT- Choose any day of the month_____________________
__Paper Draft-Choose either the:
__5th day of the month
__20th day of the month

Authorization to honor checks drawn by Liberty Funds Services, Inc. (LFSI) Do Not Detach. Make sure all account holders sign to the far right. Please attach a blank check marked "VOID" here. (Deposit slips are not a substitution).
See reverse for bank instructions.

I authorize LFSI to draw on my bank account, by check or electronic funds transfer, for an investment in a Colonial, Stein Roe Advisor or Newport fund. LFSI and my bank are not liable for any loss arising from delays or dishonored draws. If a draw is not honored, I understand that notice may not be given and LFSI may reverse the purchase and charge my account $15.

______________________________________
Bank name

______________________________________
Bank street address

______________________________________
Bank street address

______________________________________
City            State          Zip

______________________________________
Bank account number

______________________________________
Bank routing #

X_____________________________________
 Signature(s) of account holder

X_____________________________________
 Signature(s) of account holder

6------------Ways to reduce your sales charges------------
These services can help you reduce your sales charge while increasing your share balance over the long term.

A. Right of Accumulation
If you, your spouse or your children own any other shares in other
Colnial, Stein Roe Advisor or Newport funds, you may be eligible for a reduced sales charge. The combined value of your accounts must be $50,000 or more. Class A shares of money market funds are not eligible unless purchased by exchange from another Colonial, Stein Roe Advisor or Newport fund.

The sales charge for your purchase will be based on the sum of the purchase(s) added to the value of all shares in other Colonial, Stein Roe
Advisor or Newport funds at the previous day's public offering price.

__Please link the accounts listed below for Right of Accumulation privileges, so that this and future purchases will receive any discount for which they are eligible.

_____________________________________
Name on account

_____________________________________
Account number

_____________________________________
Name on account

_____________________________________
Account number

B. Statement of Intent
If you agree in advance to invest at least $50,000 within 13 months, you'll pay a lower sales charge on every dollar you invest. If you sign a Statement of Intent within 90 days after you establish your account, you can receive a retroactive discount on prior investments. The amount required to receive a discount varies by fund; see the sales charge table in the "How to Buy Shares" section of your fund prospectus.

__I want to reduce my sales charge.
I agree to invest $ _______________ over a 13-month period starting ______/______/ 19______ (not more than 90 days prior to this application). I understand an additional sales charge must be paid if I do not complete this Statement of Intent.

7-------------Financial service firm---------------------
To be completed by a Representative of your financial service firm. If making changes to the services on an account that has been in existence for more than 30 days, please have your clients signature guaranteed.

This application is submitted in accordance with our selling agreement with Liberty Funds Distributor, Inc. (LFDI), the Fund's prospectus, and this application. We will notify LFDI of any purchase made under a Statement of Intent, Right of Accumulation, or Sponsored Arrangement. We guarantee the signatures on this application and the legal capacity of the signers.

_____________________________________
Representative's name

_____________________________________
Representative's number

_____________________________________
Representative's phone number

_____________________________________
Account # for client at financial
 service firm

_____________________________________
Branch office address

_____________________________________
City

_____________________________________
State               Zip

_____________________________________
Branch office number

_____________________________________
Name of financial service firm

_____________________________________
Main office address

_____________________________________
Main office address

_____________________________________
City

_____________________________________
State               Zip


X____________________________________
 Authorized signature

8----------Request for a combined quarterly statement mailing----------- LFSI can mail all of your quarterly statements in one envelope. This option simplifies your record keeping and helps reduce fund expenses.

__I want to receive a combined quarterly mailing for all my accounts. Please indicate account numbers or tax I.D. numbers of accounts to be linked.

________________________________________________________________________

Automatic Investment Plan (See reverse side)
Applications must be received before the start date for processing.

This program's deposit privilege can be revoked by LFSI without prior notice if any check is not paid upon presentation. LFSI has no obligation to notify the shareholder of non-payment of any draw. This program may be discontinued by LFSI by written notice at least 30 business days prior to the due date of any draw or by the shareholder at any time.

To the Bank Named on the Reverse Side:

Your depositor has authorized LFSI, to collect amounts due under an investment program from his/her personal checking account. When you pay and charge the draws to the account of your depositor executing the authorization payable to the order of LFSI, Liberty Funds Distributor, Inc., hereby indemnifies and holds you harmless from any loss (including reasonable expenses) you may suffer from honoring such draw, except any losses due to your payment of any draw against insufficient funds.



Liberty Funds Distributor, Inc.                          SH-760F-1098(1098)

                                COLONIAL TRUST II

                              Cross Reference Sheet

                      [SoGen] Gold Fund-Classes A, B and C

Item Number of Form N-1A             Prospectus Location or Caption

Part A

    1.                               Cover page

    2.                               Summary of expenses

    3.                               The Fund's Financial History

    4. Organization and History; The Fund's Investment Objective; How the Fund Pursues its Objective and Certain Risk Factors

    5.                               Cover page; How the Fund is Managed;
                                     Organization and History; The Fund's
                                     Investment Objective; Back cover

    6.                               Organization and History; Distributions
                                     and Taxes; How to Buy Shares

    7.                               Summary of Expenses; How to Buy shares;
                                     How the Fund Values its Shares; 12b-1
                                     Plan; Back cover

    8.                               How to Sell Shares; How to Exchange
                                     Shares; Telephone Transactions

    9.                               Not applicable




January 13, 1999

[SOGEN] GOLD FUND


Prospectus

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Administrator) and your full-service financial advisor want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial advisor to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

[SoGen] Gold Fund (Fund) seeks growth of capital by investing primarily in securities of companies engaged in mining, processing, dealing in or holding gold or other precious metals such as silver, platinum and palladium, both in the United States and in foreign countries.

The Fund is a diversified portfolio of Colonial Trust II (Trust), an open-end management investment company.

The Fund is managed by [Societe Generale Asset Management Corp.] (Advisor), an investment advisor since [ ] and an affiliate of the Administrator.

This Prospectus explains concisely what you should know before investing in the Fund. Read it carefully and retain it for future reference. More detailed information about the Fund is in the January 13, 1999 Statement of Additional Information which has been filed with the Securities and Exchange Commission
(SEC) and is obtainable free of charge by calling the Administrator at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.


                                                                  xx-xxx/xx-xxxx

The Fund offers multiple classes of shares. Class A shares are offered at net asset value plus a sales charge imposed at the time of purchase; Class B shares are offered at net asset value and are subject to an annual distribution fee and a declining contingent deferred sales charge on redemptions made within six years after purchase; and Class C shares are offered at net asset value and are subject to an annual distribution fee and a contingent deferred sales charge on redemptions made within one year after purchase. Each of the Class A, B and C shares is subject to a contingent redemption fee on redemptions and exchanges made within five business days of purchase. Class B shares automatically convert to Class A shares after approximately eight years. See "How to Buy Shares."

Contents                                                 Page
Summary of Expenses
The Fund's Financial History
The Fund's Investment Objective
How the Fund Pursues its Objective and
  Certain Risk Factors
How the Fund Measures its Performance
How the Fund is Managed
Year 2000
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
12b-1 Plans
Organization and History
Appendix


This Prospectus is also available on-line at our Web site
(http://www.libertyfunds.com). The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Fund.

------------------------------ ---------------------------

      NOT FDIC-INSURED             MAY LOSE VALUE
                                   NO BANK GUARANTEE

------------------------------ ---------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Summary of expenses

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in the Class A, B and C shares of the Fund. See "How the Fund is Managed" and "12b-1 Plan" for more complete descriptions of the Fund's various costs and expenses.

Shareholder Transaction Expenses(1)(2)

                                                                                      Class A       Class B       Class C
Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering price)(3)       5.75%        0.00%(4)       0.00%(4)
Maximum Contingent Deferred Sales Charge (as a % of offering price)(3)                 1.00%(5)     5.00%          5.00%
Maximum Contingent Redemption Fee (3)(6)                                               2.00%        2.00%          2.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.
(3)   Does not apply to reinvested distributions.
(4) Because of the distribution fee applicable to Class B and Class C shares, long-term Class B and Class C shareholders may pay more in aggregate sales charges than the maximum initial sales charge permitted by the National Association of Securities Dealers, Inc. However, because Class B shares automatically convert to Class A shares after approximately 8 years, this is less likely for Class B shares than for a class without a conversion feature.
(5) Only with respect to any portion of purchases of $1 million to $5 million redeemed within approximately 18 months after purchase. See "How to Buy Shares."
(6) A contingent redemption fee in the amount of 2.00% is imposed on redemptions and exchanges of fund shares purchased and held for five business days or less. See "Contingent Redemption Fee" under the caption "How to Sell Shares."

Annual Operating Expenses (as a % of average net assets)

                                                      Class A          Class B           Class C
Management fee (after fee waiver)(7)                    0.75%            0.75%             0.75%
12b-1 fees (after fee waiver)(7)                        0.35             1.00              1.00
Other expenses                                          x.xx             x.xx              x.xx
                                                        ----             ----              ----
Total operating expenses (after fee waiver)(7)          x.xx%            x.xx%             x.xx%
                                                        ====             ====              ====

(7) The Advisor has voluntarily agreed to waive a portion of its Management fee (and Other expenses as applicable) to the extent Total operating expenses (exclusive of the 0.75% Rule 12b-1 distribution fee) exceed x.xx%. If the waivers were not made, the Fund's Management fees would have been x.xx%, x.xx%, x.xx%, x.xx%, x.xx%, and estimated Total operating expenses would have been x.xx%, x.xx%, x.xx% and x.xx%.

Example
The following Example shows the cumulative transaction and operating expenses attributable to a hypothetical $1,000 investment in each Class of shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The expense numbers in the Example assume the expense limit described above remains in effect for all periods referenced. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:

              Class A            Class B                   Class C
  Period:                         (8)              (9)        (8)       (9)
  1 year        $xx               $xx              $xx        $xx       $xx
  3 years        xx                xx               xx         xx        xx
  5 years
 10 years

 (8)  Assumes redemption at period end.
 (9)  Assumes no redemption.
(10) Class C shares do not incur a contingent deferred sales charge on redemptions made after one year.
(11) Class B shares automatically convert to Class A shares after approximately 8 years; therefore, years 9 and 10 reflect Class A share expenses.

THE FUND'S FINANCIAL HISTORY

The following financial highlights and the related financial statements for each of the years in the five year period ended March 31, 1998 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is unqualified and appears in the Fund's March 31, 1998 Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information. This information should be read in conjunction with the Financial Statements and notes thereto, which also appear in the Fund's Annual Report to Shareholders.

                                                                            Class A
                                                -----------------------------------------------------------------
                                                                                                    Period From
                                                              Year Ended March 31                August 31, 1993
                                                                                                         to
                                                  1998         1997        1996        1995        March 31, 1994
                                                ---------------------------------------------    ----------------
Selected Per Share Data
Net asset value - Beginning of year               $10.60      $12.25      $11.28      $11.42           $10.00
                                                  ------      ------      ------      ------           ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.13        0.26        0.24        0.08            (0.01)
Net realized and unrealized
  gains (losses) on investments                    (3.03)      (1.75)       1.35       (0.10)            1.43
                                                  ------      ------      ------      ------           ------
Total from Investment Operations                   (2.90)      (1.49)       1.59       (0.02)            1.42
                                                  ------      ------      ------      ------           ------
LESS DISTRIBUTIONS:
Dividends from net investment income               (0.39)      (0.14)      (0.35)      (0.04)              --
Distributions from capital gains                      --       (0.02)      (0.27)      (0.08)              --
                                                  ------      ------      ------      ------           ------
Total Distributions                                (0.39)      (0.16)      (0.62)      (0.12)              --
                                                  ------      ------      ------      ------           ------
Net asset value - End of year                      $7.31      $10.60      $12.25      $11.28           $11.42
                                                  ------      ------      ------      ------           ------
Total return(d)                                 (27.23)%    (12.21)%      14.81%     (0.14)%           14.15% (c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (millions)                   $31         $53         $63         $51              $22
Ratios of operating expenses to
  average net assets                               1.50% (b)   1.45% (b)   1.41%       1.46%            2.27% (a)
Ratio of net investment income
  to average net assets                            1.52% (b)   1.20% (b)   1.29%       0.79%          (0.32)% (a)
Portfolio turnover rate                           11.20%      16.83%      22.40%      11.56%            4.55%
Average commission rate paid(e)                   $0.013     $0.0009     $0.0002          --               --

(a)  Annualized.
(b) The ratios of operating expenses to average net assets and net investment income to average net assets for the year ended March 31, 1998 for the Fund would have been 1.56% and 1.46%, respectively, without the effect of earnings credits. The ratio of operating expenses to average net assets and net investment income to average net assets for the year ended March 31, 1997 for the Fund would have been 1.46% and 1.19%, respectively, without the effect of earnings credits.
(c) Total return disclosed for the period ended March 31, 1994 is not annualized. The annualized total return for the period ended March 31, 1994 was 24.34% for the Fund.
(d)  Does not give effect to deduction of the sales load.
(e) Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher. Due to Securities and Exchange Commission disclosure guidelines, average commissions per share are calculated only for the periods subsequent to the year ended March 31, 1995.

Further performance information is contained in the Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks growth of capital by investing primarily in securities of companies engaged in mining, processing, dealing in or holding gold or other precious metals such as silver, platinum and palladium, both in the United States and in foreign countries.

HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS

Gold-related investments have provided protection against loss of purchasing power during periods of extensive price inflation and/or following periods of extensive credit expansion. Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in securities (which may include both equity and, to a limited extent, debt securities) consisting of issuers engaged in gold operations, including securities of gold mining finance companies as well as operating companies with long-, medium- or short-life mines. Up to 35% of the Fund's assets may be invested in equity and, to a limited extent, debt securities unrelated to the precious metals industry where the Advisor believes such securities are consistent with the Fund's investment objective.

The Advisor is of the belief that a gold-based investment medium will, over the medium term, protect capital from adverse monetary and political developments of a national or international nature and may offer better opportunity for capital growth than many other forms of investment. Investments in gold may provide more of a hedge against currencies with declining buying power, devaluation and inflation than other types of investments. In those periods when investments in gold and gold-related securities appreciate in value relative to the U.S. dollar, the Fund's investments may serve to offset erosion in the purchasing power of the U.S. dollar.

As indicated, the Advisor is of the belief that the price of gold and gold-related securities generally are likely to experience significant appreciation in the relatively near future. If, however, this expected bull market in gold-related securities does not develop or if it does but the Advisor should conclude that any price appreciation that occurs is not likely to continue, the Advisor expects that it will recommend to the Fund's Board of Trustees that the Advisor seek the vote of all of the Fund's shareholders to liquidate the Fund. Liquidation would involve the sale of all of the Fund's assets, followed by the distribution of the proceeds, less accrued liabilities, to shareholders. The decision to recommend liquidation will not, however, affect the right of Fund shareholders to redeem their shares or to exchange their shares for shares of other funds distributed by Liberty Funds Distributor, Inc. (Distributor) and funds advised by the Advisor, the Administrator and their affiliates.

Potential investors should carefully weigh the consequences of investing in, and paying the related sales charge for, the Fund that may have a limited term from the date of this Prospectus.

The Fund anticipates that it will normally invest in common stocks and securities convertible into common stocks, such as convertible preferreds, convertible debentures and sponsored or unsponsored American Depository Receipts
(ADRs), Global Depository Receipts (GDRs) and European Depository Receipts
(EDRs) for those securities, all of which may be traded on a securities exchange or over-the-counter. The Fund may invest up to 20% of its total assets in debt securities, including lower-rated securities, commonly referred to as "junk bonds" (i.e., securities rated BB or lower by Standard & Poor's Corporation (S&P) or Ba or lower by Moody's Investors Service, Inc. (Moody's) and securities that are not rated). There are no restrictions as to the ratings of debt securities acquired by the Fund or the portion of the Fund's assets that may be invested in debt securities in a particular rating category. The market performance of non-convertible debt securities of companies engaged in mining and processing gold can be expected to be comparable to that of other debt obligations of similar quality and generally will not react to fluctuations in the price of gold. An investment in the debt instruments of gold-related companies, therefore, cannot be expected to provide the hedge against inflation that may be provided through investment in equity securities of companies engaged in such activities. Investment in such debt securities can serve to reduce the risk of fluctuation in net asset value of a portfolio composed primarily of gold-related equity investments. The Fund may also invest in "structured securities" in which the value is linked to the price of an underlying instrument.

Because of the Fund's policy of investing primarily in securities of companies engaged in gold mining, processing, dealing in or holding gold and other precious metals, a substantial part of the Fund's assets will generally be invested in securities of companies domiciled or operating in one or more foreign countries.

Fluctuations in the Price of Gold. Due to the Fund's policy of concentrating its investments in gold and other precious metal-related issuers, investment in the

Fund's shares involves special considerations, including changes in U.S. or foreign tax, currency or mining laws and increased environmental costs. The price of gold has been subject to dramatic downward and upward price movements over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances, or trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of the Fund's investments in such securities may also be affected. Gold-related investments as a group have performed less well than the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable.

Foreign Investments. The Fund provides investors with an opportunity to place a portion of their assets in a diversified portfolio of foreign securities which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. From time to time, many foreign economies have grown faster than the U.S. economy, and the returns on investments in these countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue. International investing allows investors to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

The Fund may invest in securities of foreign issuers directly or in the form of ADRs, GDRs, EDRs, or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are global offerings where two securities are issued simultaneously in two markets, usually publicly in non-U.S. markets and privately in the U.S. market. Generally ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets. GDRs are designed for use in the U.S. and European securities markets. The Fund may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the ADRs. The Fund does not expect to invest 5% or more of its total assets in unsponsored ADRs.

The Fund may invest in securities of foreign issuers directly or in the form of American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are global offerings where two securities are issued simultaneously in two markets, usually publicly in non-U.S. markets and privately in the U.S. market. Generally ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets. GDRs are designed for use in the U.S. and European securities markets. The Fund may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the ADRs. The Fund does not expect to invest 5% or more of its total assets in unsponsored ADRs.

With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance of the Fund is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions.")

Investors should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities and other positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts (see "Foreign Currency Transactions" below), involve certain risks and opportunities not typically associated with investing in U.S. securities. These include: fluctuations in the rates of exchange between the U.S. dollar and foreign currencies; changes in exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

Investing in countries outside the United States entails political risk. There exists the possibility of restrictions on foreign investors, expropriation of assets, confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, or other adverse political or social developments that could affect investment in these nations. Economies in individual markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced extremely high rates of inflation for many years. That has had and may continue to have very negative effects on the economics and securities markets of those countries.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States. There also may be a lower level of monitoring and regulation in emerging markets of traders, insiders and investors. Enforcement of existing regulations has been extremely limited.

The Fund may invest in gold-related investments in any countries deemed suitable by the Advisor.

  Mature Markets                   Emerging Markets
  --------------                   ----------------
Australia                  Argentina                 Peru
Austria                    Brazil                    Philippines
Belgium                    Chile                     Poland
Canada                     Czech Republic            Portugal
Denmark                    Ecuador                   South Africa
Finland                    Greece                    South Korea
France                     Hungary                   Sri Lanka
Germany                    India                     Taiwan
Hong Kong                  Indonesia                 Thailand
Ireland                    Israel                    Turkey
Italy                      Jamaica                   Uruguay
Japan                      Jordan                    Venezuela
Luxembourg                 Kenya                     Vietnam
Netherlands                Malaysia
New Zealand                Mexico
Norway                     Morocco
Singapore                  Nigeria
Spain                      Pakistan
Sweden                     People's Republic of China
Switzerland
United Kingdom
United States

It may not be feasible for the Fund currently to invest in all of these countries due to restricted access to their securities markets or an inability to implement satisfactory custodial arrangements.

Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including certain securities that are subject to legal or contractual restrictions on resale ("restricted securities") and securities acquired in private placements. Because an active trading market for such securities may not exist, the sale of such securities may be subject to delay and additional costs. Time deposits and repurchase agreements maturing in more than seven days are considered to be illiquid.

Generally, restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (1933 Act). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 10% of the value of its net assets is invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity. Notwithstanding the above, the Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction on investing in illiquid securities. A determination as to whether a Rule 144A security is liquid or not is a factual issue requiring an evaluation of a number of factors. In making this determination, the Advisor will consider the trading of a Rule 144A security. In addition, the Advisor could consider (1) the frequency of trades and quotes, (2) the number of dealers and potential purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what steps, if any, are required to assure that the Fund does not invest more than the maximum percentage of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Bank Obligations. The Fund may invest in bank obligations, which may include bank certificates of deposit, time deposits or bankers' acceptances. Certificates of deposit and time deposits are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in these instruments are limited to obligations of domestic banks (including their foreign branches) and U.S. and foreign branches of foreign banks having capital surplus and undivided profits in excess of $100 million.

Foreign Currency Transactions. The Fund may engage in currency exchange transactions to hedge against losses in the U.S. dollar value of its portfolio securities resulting from possible variations in exchange rates and not for speculation. A currency exchange transaction may be conducted either on a spot (i.e. cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker/dealers, are not exchange-traded and are usually for less than one year, but may be renewed. Currency exchange transactions may involve currencies of the different countries in which the Fund may invest and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund's currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to specific payable or receivables of the Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. The Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency.

If the Fund enters into a forward contract, the custodian bank will segregate liquid assets of the Fund having a value equal to the Fund's commitment under such forward contract.

At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the date the Fund enters into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Investments in Debt Securities. The Fund may invest up to 20% of its total assets in debt securities that are below investment grade quality. The Fund may also invest in debt securities which are in default. "Investment grade" debt securities are those rated within the four highest ratings categories of S&P or Moody's or, if unrated, determined by the Fund's Advisor to be of comparable quality. The market value of debt securities generally varies in response to changes in interest rates and the financial conditions of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

Securities rated BBB by S&P or Baa by Moody's (the lowest investment grade ratings) are considered to be medium grade and to have speculative characteristics. Debt securities that are unrated, are considered by the Advisor to be equivalent to below investment grade (often referred to as "junk bonds"). On balance, debt securities that are below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities. Analyses of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in lower-rated debt securities be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher rated securities.

Lower-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower-rated debt securities' prices because the advent of a recession could lessen the ability of a highly-leveraged company to make principal and interest payments on its debt securities. If the issuer of lower-rated debt securities defaults, the Fund may incur additional expenses seeking recovery.

For a more complete description of the characteristics of bonds in each rating category see "Appendix."

Expenses. The cost of investing in foreign securities is higher than the cost of investing in U.S. securities. Investing in the Fund is an efficient way for an individual to participate in foreign markets, but its expenses, including advisory and custody fees, are higher than the expenses of a typical mutual fund that invests in domestic equities.

"When-Issued" or "Delayed Delivery" Securities. The Fund may purchase securities on a "when-issued" or "delayed delivery" basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Advisor deems it advisable for investment reasons.

At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase net asset value fluctuation.

Securities purchased on a when-issued or delayed delivery basis are recorded as assets on the day following the purchase and are marked-to-market daily. The Fund will not invest more than 25% of its assets in when-issued or delayed delivery securities, does not intend to purchase such securities for speculative purposes and will make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Fund reserves the right to sell acquired when-issued or delayed delivery securities before their settlement dates if deemed advisable.

Structured Securities. The Fund may invest in structured notes and/or preferred stock, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. Structured securities have different characteristics and risks than other types of securities in which the Fund may invest. For example, the coupon, dividend and/or redemption amounts may be increased or decreased depending on the change in the value of an underlying instrument.

Investment in structured securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable on maturity. Finally, structured securities may be more volatile than the price of the underlying instrument.

Temporary Strategies; Cash Reserves. The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the Advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. Most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies.

In addition, pending investment of proceeds from new sales of shares or to meet ordinary daily cash needs, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

Other. The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the SEC's formula and assume the reinvestment of all distributions, the maximum initial sales charge on Class A shares and the contingent deferred sales charge applicable to the time period quoted on Class B and Class C shares. Other total returns differ from average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial sales charge or contingent deferred sales charges.

Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.


HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Advisor.

The Advisor is an indirect subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is an indirect majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual).

The Administrator is an indirect wholly-owned subsidiary of Liberty Financial. Liberty Mutual is considered to be the controlling entity of the Advisor, the Administrator and their affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.

Liberty Funds Distributor, Inc. (Distributor), a subsidiary of the Administrator, serves as the distributor for the Fund's shares. Liberty Funds Services, Inc. (Transfer Agent), an affiliate of the Administrator, serves as the shareholder services and transfer agent for the Fund.

The Advisor furnishes the Fund with investment management services at the Advisor's expense. For these services, the Fund pays the Advisor 0.75% of the Fund's average daily net assets. The Advisor delegates certain of its administrative functions to the Administrator.

Jean-Marie Eveillard is primarily responsible for the day-to-day management of the Advisor. Mr. Eveillard is President and a Director of the Advisor.

The Transfer Agent provides transfer agency and shareholder services to Fund for a monthly fee at the annual rate of 0.236% of the Fund's average daily net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Advisor and its affiliates may agree.

The Advisor places all orders for purchases and sales of portfolio securities. In selecting broker-dealers, the Advisor may consider research and brokerage services furnished by such broker-dealers to the Advisor and its affiliates. In recognition of the research and brokerage services provided, the Advisor may cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services.

Subject to seeking best execution, the Advisor may consider sales of shares of the Fund (and of certain other funds advised by the Advisor, the Administrator and their affiliates) in selecting broker-dealers for portfolio security transactions.

YEAR 2000

The Fund's Advisor, Administrator, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Fund. A central program office at the Liberty Companies is working within the Liberty Companies and with vendors who provide services, software and systems to the Fund to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their services, software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Fund will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

HOW THE FUND VALUE ITS SHARES

Per share net asset value is calculated by dividing the total value of each Class's net assets by its number of outstanding shares. Shares of the Fund are generally valued as of the close of regular trading on the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Advisor determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. The Board of Trustees has adopted procedures to value at their fair value
(i) foreign securities if the value of such securities have been materially affected by events occurring after the closing of a foreign market and (ii) all other securities.

DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income and any net realized gain annually.

Distributions are invested in additional shares of the same Class of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class of the Fund at net asset value. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer Agent for information.

Whether you receive taxable distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution may be taxable although it is, in effect, a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

Shares of the Fund are offered continuously. Orders received in good form prior to the time at which the Fund values its shares (or placed with the financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value, plus any applicable initial sales charge.

The minimum initial investment is $1,000; subsequent investments may be as small as $50. The minimum initial investment for the Fundamatic program is $50; and the minimum initial investment for retirement accounts sponsored by the Distributor is $25. Certificates will not be issued for Class B or Class C shares and there are some limitations on the issuance of Class A share certificates. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.

The Fund also offers Class Z shares which are offered through a separate Prospectus only to (i) pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations and high net worth individuals, or through certain broker-dealers, financial institutions and other financial intermediaries which have entered into agreements with the Fund, (ii) the Advisor and its affiliates. The minimum initial investment in Class Z shares is $1 million.

Class A Shares. Class A shares are offered at net asset value plus an initial sales charge as follows:

                                    Initial Sales Charge
                              ----------------------------------
                                                     Retained
                                                         by
                                                     Financial
                                                      Service
                                    as % of           Firm as
                              ------------------       % of
                              Amount    Offering      Offering
Amount Purchased             Invested    Price         Price
Less than $50,000             6.10%      5.75%         5.00%
$50,000 to less than
  $100,000                    4.71%      4.50%         3.75%
$100,000 to less than
  $250,000                    3.63%      3.50%         2.75%
$250,000 to less than
  $500,000                    2.56%      2.50%         2.00%
$500,000 to less than
  $1,000,000                  2.04%      2.00%         1.75%
$1,000,000 or more            0.00%      0.00%         0.00%

On purchases of $1 million or more, the Distributor pays the financial service firm a cumulative commission as follows:

Amount Purchased                       Commission
First $3,000,000                       1.00%
Next $2,000,000                        0.50%
Over $5,000,000                        0.25%(1)

(1)  Paid over 12 months but only to the extent the shares remain outstanding.

In determining the sales charge and commission applicable to a new purchase under the above schedules, the amount of the current purchase is added to the current value of shares previously purchased and still held by an investor. If a purchase results in an account having a value from $1 million to $5 million, then the portion of the shares purchased that caused the account's value to exceed $1 million will be subject to a 1.00% contingent deferred sales charge, payable to the Distributor, if redeemed within 18 months after the end of the month in which the purchase was accepted. If the purchase results in an account having a value in excess of $5 million, the contingent deferred sales charge will not apply to the portion of the purchased shares comprising such excess amount.

Class B Shares. Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.75% annual distribution fee for approximately eight years (at which time they automatically convert to Class A shares not bearing a distribution fee) and a declining contingent deferred sales charge if redeemed within six years after purchase. As shown below, the amount of the contingent deferred sales charge depends on the number of years after purchase that the redemption occurs:

         Years After                Contingent Deferred
          Purchase                     Sales Charge
             0-1                           5.00%
             1-2                           4.00%
             2-3                           3.00%
             3-4                           3.00%
             4-5                           2.00%
             5-6                           1.00%
         More than 6                       0.00%

Year one ends one year after the end of the month in which the purchase was accepted and so on. The Distributor pays financial service firms a commission of 5.00% on Class B share purchases.

Class C Shares. Class C shares are offered at net asset value and are subject to a 0.75% annual distribution fee and a 1.00% contingent deferred sales charge on redemptions made within one year after the end of the month in which the purchase was accepted.

The Distributor pays financial service firms an initial commission of 1.00% on Class C share purchases and an ongoing commission of 0.75% annually, commencing after the shares purchased have been outstanding for one year. Payment of the ongoing commission is conditioned on receipt by the Distributor of the 0.75% annual distribution fee referred to above. The commission may be reduced or eliminated by the Distributor at any time.

General. All contingent deferred sales charges are deducted from the amount redeemed, not the amount remaining in the account, and are paid to the Distributor. Shares issued upon distribution reinvestment and amounts representing appreciation are not subject to a contingent deferred sales charge. The contingent deferred sales charge is imposed on redemptions which result in the account value falling below its Base Amount (the total dollar value of purchase payments in the account reduced by prior redemptions on which a contingent deferred sales charge was paid and any exempt redemptions). When a redemption subject to a contingent deferred sales charge is made, generally, older shares will be redeemed first unless the shareholder instructs otherwise. See the Statement of Additional Information for more information.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. Large investments, qualifying for a reduced Class A sales charge, avoid the distribution fee. Investments in Class B shares have 100% of the purchase price invested immediately. Investors investing for a relatively short period of time might consider Class C shares. Purchases of $250,000 or more must be for Class A or Class C shares. Purchases of $1,000,000 or more must be for Class A shares. Consult your financial service firm.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. See the Statement of Additional Information for more information.

Special Purchase Programs. The Fund allows certain investors or groups of investors to purchase shares with reduced or without initial or contingent deferred sales charges. These programs are described in the Statement of Additional Information under "Programs for Reducing or Eliminating Sales Charges."

Class A shares of the Fund may also be purchased at net asset value by (i) investment advisors or financial planners who have entered into agreements with the Distributor (or who maintain a master account with a broker or agent that has entered into such an agreement) and who charge a management, consulting or other fee for their services, and clients of such investment advisors or financial planners who place trades for their own accounts, if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and (ii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Section 401(a), 403(b), or 457 of the Internal Revenue Code and "rabbi trusts," where the plans are administered by firms that have entered into agreements with the Distributor or the Transfer Agent.

Investors may be charged a fee if they effect transactions in a Fund's shares through a broker or agent.

Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. Some services are described in the attached account application. A shareholder's manual explaining all available services will be provided upon request.

In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is also deducted. The Fund may deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts sponsored by the Distributor. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.

HOW TO SELL SHARES

Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by federal fund wire or other immediately available funds.

Contingent Redemption Fee. The Fund can experience substantial price fluctuations and is intended for long-term investors. Short-term "market timers" who engage in frequent purchases and redemptions can disrupt the Fund's investment program and create additional transaction costs that are borne by all shareholders. The Fund will assess a redemption fee in the amount of 2.00% on redemptions and exchanges of Fund shares purchased and held for five business days or less.

The contingent redemption fee will be paid to the Fund to help offset transaction costs. The Fund will use the "first-in, first-out" (FIFO) method to determine the five business day holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is five business days or less, the contingent redemption fee will be assessed.

The contingent redemption fee does not apply to any shares purchased through the reinvestment of dividends. The fee may not apply to omnibus accounts.

Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                       Liberty Funds Services, Inc.
                               P.O. Box 1722
                           Boston, MA 02105-1722
                              1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes and may be subject to a contingent deferred sales charge. The contingent deferred sales charge may be waived under certain circumstances. See the Statement of Additional Information for more information. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

HOW TO EXCHANGE SHARES

Except as described below with respect to money market funds, Fund shares may be exchanged at net asset value for shares of other mutual funds distributed by the Distributor, including mutual funds advised by the Advisor, the Administrator and their affiliates. Generally, such exchanges must be between the same classes of shares. Consult your financial service firm or the Transfer Agent for information regarding what funds are available.

Shares will continue to age without regard to the exchange for purposes of conversion and in determining the contingent deferred sales charge, if any, upon redemption. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. The Fund will terminate the exchange privilege as to a particular shareholder if the Advisor determines, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Advisor's ability to manage the Fund's investments in accordance with its investment objective or otherwise harm the Fund or its remaining shareholders.

Class A Shares. An exchange from a money market fund into a non-money market fund will be at the applicable offering price next determined (including sales charge), except for amounts on which an initial sales charge was paid. Non-money market fund shares must be held for five months before qualifying for exchange to a fund with a higher sales charge, after which exchanges are made at the net asset value next determined. Exchanges of Class A shares are not subject to a contingent deferred sales charge. However, in determining whether a contingent deferred sales charge is applicable to redemptions, the schedule of the fund into which the original investment was made should be used.

Class B Shares. Exchanges of Class B shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within six years after the original purchase, a contingent deferred sales charge will be assessed using the schedule of the fund in which the original investment was made.

Class C Shares. Exchanges of Class C shares are not subject to the contingent deferred sales charge. However, if shares are redeemed within one year after the original purchase, a 1.00% contingent deferred sales charge will be assessed. Only one "round-trip" exchange of the Fund's Class C shares may be made per three-month period, measured from the date of the initial purchase. For example, an exchange from Fund X to Fund Y and back to Fund X would be permitted only once during each three-month period.

TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisors are automatically eligible to exchange Fund shares and to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker writing a check against the account for funds allowing check writing, or furnishing a signature guaranteed request. Telephone redemption privileges may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or his or her financial advisor provide certain identifying information. Shareholders and/or their financial advisors wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisors should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Advisor, the Administrator, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisors are not obligated to transact by telephone.

12B-1 PLAN

Under its 12b-1 Plan, the Fund pays the Distributor monthly a service fee at an annual rate of 0.25% of the Fund's net assets attributed to Class A, Class B and Class C shares. The Fund's 12b-1 Plan also requires the Fund to pay the Distributor monthly a distribution fee at an annual rate 0.10% of the average daily net assets attributed to its Class A shares and of 0.75% of the average daily net assets attributed to its Class B and Class C shares. Because the Class B and Class C shares bear additional distribution fees, their dividends will be lower than the dividends of Class A shares. Class B shares automatically convert to Class A shares, approximately eight years after the Class B shares were purchased. Class C shares do not convert. The multiple class structure could be terminated should certain Internal Revenue Service rulings be rescinded. See the Statement of Additional Information for more information. The Distributor uses the fees to defray the cost of commissions and service fees paid to financial service firms which have sold Fund shares, and to defray other expenses such as sales literature, prospectus printing and distribution, shareholder servicing costs and compensation to wholesalers. Should the fees exceed the Distributor's expenses in any year, the Distributor would realize a profit. The Fund's Plan also authorizes other payments to the Distributor and its affiliates (including the Advisor and the Administrator) which may be construed to be indirect financing of sales of Fund shares.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1980. The Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

The Fund is a successor series to a separate series of the SoGen Funds, Inc. under Maryland law in 1993. On [date], 1998, the shareholders of the Fund's predecessor series, approved an Agreement and Plan of Reorganization which permitted the Fund's predecessor series to reorganize as a separate series of the Trust.

APPENDIX

DESCRIPTION OF BOND RATINGS

S&P

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in a small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, this category faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-): ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

[bullet] Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

[bullet] Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations, 1, 2, and 3 to indicate the relative degree of safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as its Municipal Bond ratings set forth above.

MOODY'S

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1, Baa1, Ba1 and B1.

A bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

               Prime-1  Highest Quality
               Prime-2  Higher Quality
               Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of its Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Investment Advisor
[Societe Generale Asset Management Corp.]
1221 Avenue of the Americas
New York, NY  10020

Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
The Chase Manhattan Bank
4 Chase Metro Tech Center
Brooklyn, NY  11245

Shareholder Services and Transfer Agent
Liberty Funds Services, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Auditors
KPMG Peat Marwick LLP
757 Third Avenue
New York, NY  10017

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:


Printed in U.S.A.



January 13, 1999

[SOGEN] GOLD FUND

PROSPECTUS

[SoGen] Gold Fund seeks growth of capital by investing primarily in securities of companies engaged in mining, processing, dealing in or holding gold or other precious metals such as silver, platinum and palladium, both in the United States and in foreign countries.

For more detailed information about the Fund, call the Distributor at 1-800-426-3750 for the January 13, 1999 Statement of Additional Information.

------------------------------ ------------------------------

      NOT FDIC-INSURED               MAY LOSE VALUE
                                     NO BANK GUARANTEE

------------------------------ ------------------------------

                                COLONIAL TRUST II

                              Cross Reference Sheet

                           [SoGen] Global Fund-Class Z

                          [SoGen] Overseas Fund-Class Z




Item Number of Form N-1A             Prospectus Location or Caption

Part A

    1.                               Cover page

    2.                               Summary of Expenses

    3.                               The Fund's Financial History

    4. Organization and History; The Fund's Investment Objective; How the Fund Pursues its Objective and Certain Risk Factors

    5.                               Cover page; How the Fund is Managed;
                                     Organization and History; The Fund's
                                     Investment Objective; Back cover

    6.                               Organization and History; Distributions
                                     and Taxes; How to Buy Shares

    7.                               Summary of Expenses; How to Buy Shares;
                                     How the Fund Values its Shares; Back cover

    8.                               How to Sell Shares; How to Exchange
                                     Shares; Telephone Transactions

    9.                               Not applicable



January 13, 1999

[SOGEN] GLOBAL FUND
[SOGEN] OVERSEAS FUND

CLASS Z SHARES

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Administrator) and your full-service financial advisor want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial advisor to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

Each of [SoGen] Global Fund (Global Fund) and [SoGen] Overseas Fund (Overseas
Fund) (each a Fund and collectively, the Funds) is a diversified portfolio of Colonial Trust II (Trust), an open-end management investment company.

The Global Fund seeks to provide long term growth of capital by investing primarily in common stocks (and in securities convertible into common stocks) of the United States and foreign companies.

The Overseas Fund seeks long term growth of capital by investing primarily in securities of small and medium size non-U.S. companies. The Fund particularly seeks companies that have growth potential, financial strength and stability, strong management and fundamental value. However, the Fund may invest in companies that do not have all of these characteristics.

Each Fund is managed by [Societe Generale Asset Management Corp.] (Advisor), an investment advisor since [ ] and an affiliate of the Administrator.

This Prospectus explains concisely what you should know before investing in Class Z shares of the Funds. Read it carefully and retain it for future reference Class Z shares may be purchased only by (i) certain institutions (including certain insurance companies and banks investing for their own account, trusts, endowment funds, foundations and investment companies) and defined benefit retirement plans investing a minimum of $5 million in each Fund and (ii) the Advisor and its affiliates.

More detailed information about the Funds is in the January 13, 1999 Statement of Additional Information which has been filed with the Securities and Exchange Commission (SEC) and is obtainable free of charge by calling the Administrator at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

Contents                                                  Page
Summary of Expenses
The Funds' Financial History
The Funds' Investment Objective
How the Funds Pursue their Objectives
  and Certain Risk Factors
How the Funds Measure their Performance
How the Funds are Managed
Year 2000
How the Funds Value their Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
Organization and History
Appendix

This Prospectus is also available on-line at our Web site
(http://www.libertyfunds.com). The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Fund.

------------------------------  ------------------------------

      NOT FDIC-INSURED              MAY LOSE VALUE
                                    NO BANK GUARANTEE

------------------------------  ------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Funds. The following tables summarize your maximum transaction costs and your annual expenses, adjusted to reflect current fees, for an investment in the Class Z shares of each Fund. See "How the Funds are Managed" for more complete descriptions of each Fund's various costs and expenses.

Shareholder Transaction Expenses(1)(2)

Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering price)          0.00%
Maximum Contingent Deferred Sales Charge (as a % of offering price)                    0.00%


(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."

(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.


Annual Operating Expenses (as a % of average net assets)

                                                          Global Fund           Overseas Fund
                                                       -------------------  --------------------
                                                           Class Z                Class Z
Management fee (after fee waiver) (3)                        0.75%                  0.75%
12b-1 fees (after fee waiver)                                0.00                   0.00
Other expenses                                               x.xx                   x.xx
                                                             ----                   ----
Total operating expenses (after fee waiver)                  x.xx%                  x.xx%
                                                             ====                   ====


(3) The Advisor has voluntarily agreed to waive a portion of its Management fee (and other expenses as applicable) to the extent total operating expenses (exclusive of 12b-1 fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed x.xx%. If the waivers were not made, the Funds' Management fees would have been x.x% and x.x%, respectivelyand estimated total operating expenses would have been x.xx%, x.xx%, respectively.

Example
The following Example shows the cumulative transaction and operating expenses attributable to a hypothetical $1,000 investment in Class Z shares of each Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The expense numbers in the Example assume the expense limit described above remains in effect for all periods referenced. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:

                        Global Fund
                       ------------
                         Class A
      Period:
      1 year               $xx
      3 years               xx
      5 years
     10 years


                      Overseas Fund
                      -------------
                         Class A
      Period:
      1 year               $xx
      3 years               xx
      5 years
     10 years

THE FUND'S FINANCIAL HISTORY

The following financial highlights and the related financial statements for each of the years in the nine year period ended March 31, 1998 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is unqualified and appears in the Fund's March 31, 1998 Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information. The financial highlights and the related financial statements for the one year period ended March 31, 1989 have been audited by other auditors whose report thereon dated May 5, 1989 expressed an unqualified opinion. This information should be read in conjunction with the Financial Statements and notes thereto, which also appear in the Fund's Annual Report to Shareholders. [As of July 31, 1998, SoGen International Fund, Inc. became SoGen International Fund (the predecessor fund), a separate investment portfolio of SoGen Funds, Inc., pursuant to an Agreement and Plan of Reorganization dated April 27, 1998. SoGen International Fund's name was changed to [SoGen] Global Fund on December 31, 1998.] As of March 31, 1998, no Class B, C or Z shares had been issued.

                                                                            Global Fund
                                                                              Class A
                                    ===============================================================================================
                                                                         Year ended March 31
                                    -----------------------------------------------------------------------------------------------
                                      1998        1997        1996      1995     1994      1993     1992     1991     1990     1989
                                    -----------------------------------------------------------------------------------------------
Selected Per Share Data
Net asset value - Beginning of year $26.68      $26.09      $23.20    $23.32   $20.12    $18.44   $17.51   $17.71   $17.31   $16.91
                                    ------      ------      ------    ------   ------    ------   ------   ------   ------   ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                 1.47        1.03        1.06      0.10     0.53      0.64     0.69     0.78     0.64     0.71
Net realized and unrealized
  gains (losses) on investments       2.10        1.39        3.37      0.49     3.37      2.02     1.45     0.20     1.48     1.26
                                    ------      ------      ------    ------   ------    ------   ------   ------   ------   ------
Total from Investment Operations      3.57        2.42        4.43      0.59     3.90      2.66     2.14     0.98     2.12     1.97
                                    ------      ------      ------    ------   ------    ------   ------   ------   ------   ------
LESS DISTRIBUTIONS:
Dividends from net investment income (1.36)      (1.09)      (0.81)    (0.15)   (0.47)    (0.64)   (0.84)   (0.71)   (0.71)   (0.80)
Distributions from capital gains     (1.47)      (0.74)      (0.73)    (0.56)   (0.23)    (0.34)   (0.37)   (0.47)   (1.01)   (0.77)
                                    ------      ------      ------    ------   ------    ------   ------   ------   ------   ------
Total Distributions                  (2.83)      (1.83)      (1.54)    (0.71)   (0.70)    (0.98)   (1.21)   (1.18)   (1.72)   (1.57)
                                    ------      ------      ------    ------   ------    ------   ------   ------   ------   ------
Net asset value - End of year       $27.42      $26.68      $26.09    $23.20   $23.32    $20.12   $18.44   $17.51   $17.71   $17.31
                                    ------      ------      ------    ------   ------    ------   ------   ------   ------   ------
Total return(a)                     14.35%       9.48%      19.57%     2.63%   19.50%    14.87%   12.53%    6.03%   12.18%   11.94%
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (millions)  $4,035      $3,908      $3,033    $1,922   $1,781      $650     $355     $240     $176     $126
Ratios of operating expenses to
  average net assets                 1.18% (b)   1.21% (b)   1.25% (b) 1.26%    1.28%     1.31%    1.37%    1.30%    1.38%    1.39%
Ratio of net investment income
  to average net assets              2.80% (b)   3.08% (b)   3.71% (b) 2.70%    2.34%     3.69%    4.00%    4.84%    4.32%    4.23%
Portfolio turnover rate             20.63%      12.85%       9.64%    12.96%   23.96%    17.94%   24.25%   24.14%   30.62%   33.05%
Average commission rate paid(c)     $0.028      $0.003      $0.013        --       --        --       --       --       --       --

(a)  Does not give effect to deduction of the sales load.
(b) The ratio of operating expenses to average net assets for the years ended March 31, 1998, 1997 and 1996 would have been 1.19%, 1.21% and 1.25%, respectively, without the effect of earnings credits. The ratio of net investment income to average net assets for the years ended March 31, 1998, 1997 and 1996 would have been 2.80%, 3.08% and 3.71%, respectively, without the effect of earnings credits.
(c) Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher. Due to SEC disclosure guidelines, average commissions per share are calculated only for the periods subsequent to the year ended March 31, 1995.

The following financial highlights and the related financial statements for the period from August 31, 1993 to March 31, 1994 and the fiscal years ended March 31, 1995, 1996, 1997 and 1998 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is unqualified and appears in the SoGen Funds, Inc. March 31, 1998 Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information. This information should be read in conjunction with the Financial Statements and notes thereto, which also appear in the SoGen Funds, Inc. Annual Report to Shareholders. As of March 31, 1998, no Class B, C or Z shares had been issued.

                                                                         Overseas Fund
                                                                            Class A
                                                -----------------------------------------------------------------
                                                                                                    Period From
                                                              Year Ended March 31                August 31, 1993
                                                                                                         to
                                                  1998         1997        1996        1995        March 31, 1994
                                                ---------------------------------------------    ----------------
Selected Per Share Data
Net asset value - Beginning of year               $13.84      $13.26      $11.65      $11.54           $10.00
                                                  ------      ------      ------      ------           ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.88        0.61        0.48        0.14            (0.01)
Net realized and unrealized
  gains on investments                              0.31        0.95        1.74        0.04             1.55
                                                  ------      ------      ------      ------           ------
Total from Investment Operations                    1.19        1.56        2.22        0.18             1.54
                                                  ------      ------      ------      ------           ------
LESS DISTRIBUTIONS:
Dividends from net investment income               (0.83)      (0.60)      (0.44)      (0.05)              --
Distributions from capital gains                   (0.68)      (0.38)      (0.17)      (0.02)              --
                                                  ------      ------      ------      ------           ------
Total Distributions                                (1.51)      (0.98)      (0.61)      (0.07)              --
                                                  ------      ------      ------      ------           ------
Net asset value - End of year                     $13.52      $13.84      $13.26      $11.65           $11.54
                                                  ------      ------      ------      ------           ------
Total return(d)                                   10.00%      12.16%      19.47%       1.56%           15.35% (c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (millions)                $1,007        $953        $647        $439             $120
Ratios of operating expenses to
  average net assets                               1.22% (b)   1.27% (b)   1.37%       1.40%            1.72% (a)
Ratio of net investment income
  to average net assets                            2.20% (b)   2.28% (b)   3.31%       2.29%          (0.23)% (a)
Portfolio turnover rate                           22.13%      15.18%       9.46%       3.16%            6.11%
Average commission rate paid(e)                  $0.0177     $0.0207     $0.0190          --               --

(a)  Annualized.
(b) The ratios of operating expenses to average net assets and net investment income to average net assets for the year ended March 31, 1998 for the Fund would have been the same without the effect of earnings credits. The ratio of operating expenses to average net assets and net investment income to average net assets for the year ended March 31, 1997 for the Fund would have been the same and 2.27%, respectively, without the effect of earnings credits.
(c) Total return disclosed for the period ended March 31, 1994 is not annualized. The annualized total return for the period ended March 31, 1994 was 26.40% for the Fund.
(d)  Does not give effect to deduction of the sales load.
(e) Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher. Due to SEC disclosure guidelines, average commissions per share are calculated only for the periods subsequent to the year ended March 31, 1995.

Further performance information is contained in each Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1800426-3750.

THE FUNDS' INVESTMENT OBJECTIVES

The Global Fund seeks to provide long-term growth of capital by investing primarily in common stocks and in securities convertible into common stocks of the United States and foreign companies.

The Overseas Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies. The Fund particularly seeks companies that have growth potential, financial strength and stability, strong management and fundamental value. However, the Fund may invest in companies that do not have all of these characteristics.

HOW THE FUNDS PURSUE THEIR OBJECTIVES AND CERTAIN RISK FACTORS

Global Fund
-----------

In seeking to achieve the Fund's objective, the Fund will normally invest its assets primarily in common stocks (and in securities convertible into common stocks) of United States and foreign companies. However, the Fund reserves the right to invest a portion of its assets in fixed income securities of domestic or foreign issuers which, in addition to the income they may provide, appear in some instances to offer potential for long-term growth of capital. When deemed appropriate by the Fund's Advisor or for short-term investment or defensive purposes, the Fund may hold up to 100% of its assets in short-term debt instruments including commercial paper and certificates of deposit. Among the types of fixed income securities in which the Fund may invest from time to time are United States government obligations. United States government obligations include Treasury Notes, Bonds and Bills which are direct obligations of the United States government backed by the full faith and credit of the United States, and securities issued by agencies and instrumentalities of the United States government, which may be (i) guaranteed by the United States Treasury, such as the securities of the Government National Mortgage Association, or (ii) supported by the issuer's right to borrower from the Treasury and backed by the credit of the federal agency or instrumentality itself, such as securities of the Federal Intermediate Land Banks, Federal Land Banks, Bank of Cooperatives, Federal Home Loan Banks, Tennessee Valley Authority and Farmers Home Administration.

The foregoing investment objective is part of the fundamental policy of the Fund and may not be changed without the approval of a majority of the outstanding voting securities of the Fund (defined by the Investment Company Act of 1940 as (i) 67 percent or more of the voting securities present at a meeting of stockholders, if the holders of more than 50 percent of the outstanding voting securities of such company are present or represented by proxy; or (ii) more than 50 percent of the outstanding voting securities of such company, whichever is less).

In addition to the investment policies described above (and subject to certain restrictions described herein), the Fund may invest in some or all of the following securities and employ some or all of the following investment techniques, some of which may present special risks as described below.

Because the Fund's investments will be subject to the market fluctuations and risks inherent in all investments, there can be no assurance that the Fund's stated objectives will be realized. The Advisor will seek to minimize these risks through professional management and investment diversification. The value of shares of the Fund when sold may be higher or lower than when purchased.

Overseas Fund
-------------

The Fund may invest in securities traded in mature markets (for example, Japan, Canada and the United Kingdom) and in emerging markets (Mexico and Indonesia, for example). A list of the mature and emerging markets in which the Fund may invest is included in "Foreign Securities." There are no limits on the Fund's geographic asset distribution, but the Fund ordinarily invests in at least three countries outside the United States.

The equity securities in which the Fund may invest include common preferred stocks, warrants or other similar rights, and convertible securities. The Fund may purchase foreign securities in the form of sponsored or unsponsored American Depository Receipts (ADRs), Global Depository Receipts (GDRs) and European Depository Receipts (EDRs) or other securities representing underlying shares of foreign issuers. The Fund may also invest in any other type of security, including up to 20% of its total assets in debt securities. Such debt securities may include lower-rated securities, commonly referred to as "junk bonds" (i.e., securities rated BB or lower by Standard & Poor's Corporation (S&P) or Ba or lower by Moody's Investors Service, Inc. (Moody's)), and securities that are not rated. There are no restrictions as to the ratings of debt securities acquired by the Fund or the portion of the Fund's assets that may be invested in debt securities in a particular rating category. Under normal market conditions, the Fund invests at least 75% of its total assets, taken at market value, in foreign securities. The Fund may also invest in "structured securities" in which the value is linked to the price of an underlying instrument.

Foreign Investments. The Funds provides investors with an opportunity to place a portion of their assets in a diversified portfolio of foreign securities which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. From time to time, many foreign economies have grown faster than the U.S. economy, and the returns on investments in these countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue. International investing allows investors to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

The Funds may invest in securities of foreign issuers directly or in the form of ADRs, GDRs, EDRs, or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are global offerings where two securities are issued simultaneously in two markets, usually publicly in non-U.S. markets and privately in the U.S. market. Generally ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets. GDRs are designed for use in the U.S. and European securities markets. The Funds may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the ADRs. Each Fund does not expect to invest 5% or more of its total assets in unsponsored ADRs.

With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance of the Fund is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions.")

Investors should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities and other positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts (see "Foreign Currency Transactions" below), involve certain risks and opportunities not typically associated with investing in U.S. securities. These include: fluctuations in the rates of exchange between the U.S. dollar and foreign currencies; changes in exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

Investing in countries outside the United States entails political risk. There exists the possibility of restrictions on foreign investors, expropriation of assets, confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, or other adverse political or social developments that could affect investment in these nations. Economies in individual markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced extremely high rates of inflation for many years. That has had and may continue to have very negative effects on the economics and securities markets of those countries.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States. There also may be a lower level of monitoring and regulation in emerging markets of traders, insiders and investors. Enforcement of existing regulations has been extremely limited.

The countries in which the Funds invest are included in those listed below. The Funds may not invest in all the countries listed, and it may invest in countries that are not listed, when such investments are consistent with each Fund's investment objective and policies.

     Mature Markets                 Emerging Markets
     --------------                 ----------------
Australia                  Argentina                 Peru
Austria                    Brazil                    Philippines
Belgium                    Chile                     Poland
Canada                     Czech Republic            Portugal
Denmark                    Ecuador                   South Africa
Finland                    Greece                    South Korea
France                     Hungary                   Sri Lanka
Germany                    India                     Taiwan
Hong Kong                  Indonesia                 Thailand
Ireland                    Israel                    Turkey
Italy                      Jamaica                   Uruguay
Japan                      Jordan                    Venezuela
Luxembourg                 Kenya                     Vietnam
Netherlands                Malaysia
New Zealand                Mexico
Norway                     Morocco
Singapore                  Nigeria
Spain                      Pakistan
Sweden                     People's Republic of China
Switzerland
United Kingdom
United States

It may not be feasible for the Funds currently to invest in all of these countries due to restricted access to their securities markets or an inability to implement satisfactory custodial arrangements.

Restricted and Illiquid Securities. Each Fund may invest up to 15% of its net assets in illiquid securities, including certain securities that are subject to legal or contractual restrictions on resale ("restricted securities") and securities acquired in private placements. Because an active trading market for such securities may not exist, the sale of such securities may be subject to delay and additional costs. Time deposits and repurchase agreements maturing in more than seven days are considered to be illiquid.

Generally, restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (1933 Act). Where registration is required, each Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time a Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, each Fund should be in a position where more than 10% of the value of its net assets is invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity.

Notwithstanding the above, each Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Funds, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Funds' restriction on investing in illiquid securities. A determination as to whether a Rule 144A security is liquid or not is a factual issue requiring an evaluation of a number of factors. In making this determination, the Advisor will consider the trading of a Rule 144A security. In addition, the Advisor could consider (1) the frequency of trades and quotes, (2) the number of dealers and potential purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what steps, if any, are required to assure that the Fund does not invest more than the maximum percentage of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Funds' assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Bank Obligations. Each Fund may invest in bank obligations, which may include bank certificates of deposit, time deposits or bankers' acceptances. Certificates of deposit and time deposits are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in these instruments are limited to obligations of domestic banks (including their foreign branches) and U.S. and foreign branches of foreign banks having capital surplus and undivided profits in excess of $100 million.

Foreign Currency Transactions. Each Fund may engage in currency exchange transactions to hedge against losses in the U.S. dollar value of its portfolio securities resulting from possible variations in exchange rates and not for speculation. A currency exchange transaction may be conducted either on a spot (i.e. cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker/dealers, are not exchange-traded and are usually for less than one year, but may be renewed. Currency exchange transactions may involve currencies of the different countries in which the Funds may invest and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Funds' currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to specific payable or receivables of each Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. The Funds may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency.

If a Fund enters into a forward contract, the custodian bank will segregate liquid assets of the Fund having a value equal to the Fund's commitment under such forward contract.

At the maturity of a forward contract to deliver a particular currency, a Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the date the Fund enters into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Funds of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Investments in Debt Securities. The Global Fund may invest up to 100% and the Overseas Fund may invest up to 20% of its respective total assets in debt securities that are below investment grade quality. The Fund may also invest in debt securities which are in default. "Investment grade" debt securities are those rated within the four highest ratings categories of Standard & Poor's Corporation (S&P) or Moody's Investor Service, Inc. (Moody's) or, if unrated, determined by the Funds' Advisor to be of comparable quality. The market value of debt securities generally varies in response to changes in interest rates and the financial conditions of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in each Funds' net asset value.

Securities rated BBB by S&P or Baa by Moody's (the lowest investment grade ratings) are considered to be medium grade and to have speculative characteristics. Debt securities that are unrated, are considered by the Advisor to be equivalent to below investment grade (often referred to as "junk bonds"). On balance, debt securities that are below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. Analyses of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in lower-rated debt securities be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher rated securities.

Lower-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower-rated debt securities' prices because the advent of a recession could lessen the ability of a highly-leveraged company to make principal and interest payments on its debt securities. If the issuer of lower-rated debt securities defaults, a Fund may incur additional expenses seeking recovery.

For a more complete description of the characteristics of bonds in each rating category see "Appendix."

Expenses. The cost of investing in foreign securities is higher than the cost of investing in U.S. securities. Investing in each Fund is an efficient way for an individual to participate in foreign markets, but its expenses, including advisory and custody fees, are higher than the expenses of a typical mutual fund that invests in domestic equities.

"When-Issued" or "Delayed Delivery" Securities. The Overseas Fund may purchase securities on a "when-issued" or "delayed delivery" basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Advisor deems it advisable for investment reasons.

At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase net asset value fluctuation.

Securities purchased on a when-issued or delayed delivery basis are recorded as assets on the day following the purchase and are marked-to-market daily. The Fund will not invest more than 25% of its assets in when-issued or delayed delivery securities, does not intend to purchase such securities for speculative purposes and will make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Fund reserves the right to sell acquired when-issued or delayed delivery securities before their settlement dates if deemed advisable.

Investment in Other Investment Companies. Certain markets are closed in whole or in part to equity investments by foreigners. The Overseas Fund may be able to invest in such markets solely or primarily through governmentally-authorized investment companies. The Fund generally may invest up to 10% of its assets in shares of other investment companies and up to 5% of its assets in any one investment company (in each case measured at the time of investment), as long as no investment represents more than 3% of the outstanding voting stock of the acquired investment company at the time of investment. These restrictions do not apply to certain investment companies known as private investment companies and "qualified purchaser" investment companies.

Investment in another investment company may involve the payment of a premium above the value of the issuer's portfolio securities, and is subject to market availability. In the case of a purchase of shares of such a company in a public offering, the purchase price may include an underwriting spread. The Fund does not intend to invest in such an investment company unless, in the judgement of the Fund's investment advisor, the potential benefits of such investment justify the payment of any applicable premium or sales charge. As a shareholder in an investment company, the Fund would bear its ratable share of that investment company's expenses, including its advisory and administration fees. At the same time, the Fund would continue to pay its own management fees and other expenses.

Structured Securities. The Overseas Fund may invest in structured notes and/or preferred stock, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. Structured securities have different characteristics and risks than other types of securities in which the Fund may invest. For example, the coupon, dividend and/or redemption amounts may be increased or decreased depending on the change in the value of an underlying instrument.

Investment in structured securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable on maturity. Finally, structured securities may be more volatile than the price of the underlying instrument.

Temporary Strategies; Cash Reserves. The Overseas Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the Advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. Most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies.

In addition, pending investment of proceeds from new sales of shares or to meet ordinary daily cash needs, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

Other. Each Fund may not always achieve its investment objective. Each Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. Each Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of each Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

HOW THE FUNDS MEASURE THEIR PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the SEC's formula and assume the reinvestment of all distributions, the maximum initial sales charge on Class A shares and the contingent deferred sales charge applicable to the time period quoted on Class B and Class C shares. Other total returns differ from average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial sales charge or contingent deferred sales charges.

Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.

HOW THE FUNDS ARE MANAGED

The Trustees formulate the Funds' general policies and oversee the Funds' affairs as conducted by the Advisor.

The Advisor is an indirect subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is an indirect majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual).

The Administrator is an indirect wholly-owned subsidiary of Liberty Financial. Liberty Mutual is considered to be the controlling entity of the Advisor, the Administrator and their affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.

Liberty Funds Distributor, Inc. (Distributor), a subsidiary of the Administrator, serves as the distributor for the Funds' shares. Liberty Funds Services, Inc. (Transfer Agent), an affiliate of the Administrator, serves as the shareholder services and transfer agent for the Funds.

The Advisor furnishes the Funds with investment management services at the Advisor's expense. The Advisor delegates certain of its administrative functions to the Administrator.

For these services, the Global Fund pays the Advisor 1.00% of the first $25 million of the Fund's average daily net assets and 0.75% in excess over $25 million.

For these services, the Overseas Fund pays the Advisor 0.75% of the Fund's average daily net assets.

Jean-Marie Eveillard is primarily responsible for the day-to-day management of each Fund. Mr. Eveillard is President and a Director of the Advisor.

The Transfer Agent provides transfer agency and shareholder services to the Funds for a monthly fee at the annual rate of 0.236% of each Fund's average daily net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Advisor and its affiliates may agree.

The Advisor places all orders for purchases and sales of portfolio securities. In selecting broker-dealers, the Advisor may consider research and brokerage services furnished by such broker-dealers to the Advisor and its affiliates. In recognition of the research and brokerage services provided, the Advisor may cause each Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services.

Subject to seeking best execution, the Advisor may consider sales of shares of each Fund (and of certain other funds advised by the Advisor, the Administrator and their affiliates) in selecting broker-dealers for portfolio security transactions.

YEAR 2000

The Funds' Advisor, Administrator, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Funds. A central program office at the Liberty Companies is working within the Liberty Companies and with vendors who provide services, software and systems to the Funds to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Funds will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Funds will not be adversely affected.

HOW THE FUNDS VALUE THEIR SHARES

Per share net asset value is calculated by dividing the total value attributeable to Class Z by the number of Class Z shares outstanding. Shares of each Fund are generally valued as of the close of regular trading on the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Advisor determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. The Board of Trustees has adopted procedures to value at their fair value (i) foreign securities if the value of such securities have been materially affected by events occurring after the closing of a foreign market and all other securities.

DISTRIBUTIONS AND TAXES

Each Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income and any net realized gain annually. Distributions are invested in additional Class Z shares of each Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of the same Class Z shares of each Fund at net asset value. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer Agent for information.

Whether you receive taxable distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution may be taxable although it is, in effect, a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

Class Z shares of each Fund are offered continuously at net asset value without a sales charge. Orders received in good form prior to the time at which each Fund values its shares (or placed with the financial service firm before such time and transmitted by the financial service firm before each Fund processes that day's share transactions) will be processed based on that day's closing net asset value.

Certificates will not be issued for Class Z shares. Each Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.

Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. A shareholder's manual explaining all available services will be provided upon request.

In June of any year, each Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is deducted. Each Fund may also deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts sponsored by the Distributor. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.

Other Classes of Shares. In addition to Class Z shares, the Funds offers three other classes of shares, Classes A,B and C, through a separate Prospectus.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. In general, anyone eligible to purchase Class Z shares, which do not bear 12b-1 fees or contingent deferred sales charges, should do so in preference over other classes.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. Initial or contingent deferred sales charges may be reduced or eliminated for certain persons or organizations purchasing Fund shares alone or in combination with certain other Colonial funds. See the Statement of Additional Information for more information.

HOW TO SELL SHARES

Shares of each Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, each Fund will delay sending proceeds for 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by federal fund wire or other immediately available funds.

Selling Shares Directly To Each Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset value next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                          Liberty Funds Services, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which each Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes. Under unusual circumstances, each Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

HOW TO EXCHANGE SHARES

Class Z shares may be exchanged at net asset value into the class A shares of any other fund. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1800-426-3750 to receive a prospectus. Call 18004223737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. Each Fund will terminate the exchange privilege as to a particular shareholder if the Advisor determines, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Advisor's ability to manage each Fund's investments in accordance with its investment objective or otherwise harm the Fund or its remaining shareholders.

TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisors are automatically eligible to exchange Fund shares and to redeem up to $100,000 of each Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker or furnishing a signature guaranteed request. Telephone redemption privileges may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or his or her financial advisor provide certain identifying information. Shareholders and/or their financial advisors wishing to redeem or exchange shares by telephone may experience difficulty in reaching each Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisors should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Advisor, the Administrator, the Transfer Agent and each Fund reserves the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisors are not obligated to transact by telephone.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1980. Each Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of each Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

The Global Fund and Overseas Fund are a successor series to a separate series of the SoGen Funds, Inc., incorporated under Maryland law in 1993. On December 29, 1998, the shareholders of the Global Fund and Overseas Fund's respective predecessor series approved an Agreement and Plan of Reorganization which permitted the Funds' predecessor series to reorganize as separate series of the Trust.

APPENDIX

DESCRIPTION OF BOND RATINGS

S&P

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in a small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, this category faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-): ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

[bullet] Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

[bullet] Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations, 1, 2, and 3 to indicate the relative degree of safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as its Municipal Bond ratings set forth above.

MOODY'S

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1, Baa1, Ba1 and B1.

A bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

               Prime-1  Highest Quality
               Prime-2  Higher Quality
               Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of its Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Investment Advisor
Societe Generale Asset Management Corp.
1221 Avenue of the Americas
New York, NY  10020

Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
The Chase Manhattan Bank
4 Chase Metro Tech Center
Brooklyn, NY  11245

Shareholder Services and Transfer Agent
Liberty Funds Services, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Auditors
KPMG Peat Marwick LLP
757 Third Avenue
New York, NY  10017

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:


Printed in U.S.A.


January 13, 1999

[SOGEN] GLOBAL FUND
[SOGEN] OVERSEAS FUND

CLASS Z SHARES


PROSPECTUS

The Global Fund seeks to provide long term growth of capital by investing primarily in common stocks (and in securities convertible into common stocks) of the United States and foreign companies.

The Overseas Fund seeks long-term growth of capital by investing primarily in securities of small and medium size non-U.S. companies. The Fund particularly seeks companies that have growth potential, financial strength and stability, strong management and fundamental value. However, the Fund may invest in companies that do not have all of these characteristics.

For more detailed information about the Fund, call the Distributor at 1-800-426-3750 for the January 13, 1999 Statement of Additional Information.

-----------------------------  ------------------------------

      NOT FDIC-INSURED              MAY LOSE VALUE
                                    NO BANK GUARANTEE

-----------------------------  ------------------------------

                                COLONIAL TRUST II

                              Cross Reference Sheet

                            [SoGen] Gold Fund-Class Z




Item Number of Form N-1A             Prospectus Location or Caption

Part A

    1.                               Cover page

    2.                               Summary of Expenses

    3.                               The Fund's Financial History

    4. Organization and History; The Fund's Investment Objective; How the Fund Pursues its Objective and Certain Risk Factors

    5.                               Cover page; How the Fund is Managed;
                                     Organization and History; The Fund's
                                     Investment Objective; Back cover

    6.                               Organization and History; Distributions
                                     and Taxes; How to Buy Shares

    7.                               Summary of Expenses; How to Buy Shares;
                                     How the Fund Values its Shares; Back cover

    8.                               How to Sell Shares; How to Exchange
                                     Shares; Telephone Transactions

    9.                               Not applicable



January 13, 1999

[SOGEN] GOLD FUND

CLASS Z SHARES

PROSPECTUS

BEFORE YOU INVEST

Colonial Management Associates, Inc. (Administrator) and your full-service financial advisor want you to understand both the risks and benefits of mutual fund investing.

While mutual funds offer significant opportunities and are professionally managed, they also carry risks including possible loss of principal. Unlike savings accounts and certificates of deposit, mutual funds are not insured or guaranteed by any financial institution or government agency.

Please consult your full-service financial advisor to determine how investing in this mutual fund may suit your unique needs, time horizon and risk tolerance.

[SoGen] Gold Fund (Fund) seeks growth of capital by investing primarily in securities of companies engaged in mining, processing, dealing in or holding gold or other precious metals such as silver, platinum and palladium, both in the United States and in foreign countries.

The Fund is a diversified portfolio of Colonial Trust II (Trust), an open-end management investment company.

The Fund is managed by [Societe Generale Asset Management Corp.] (Advisor), an investment advisor since [ ] and an affiliate of the Administrator.

This Prospectus explains concisely what you should know before investing in Class Z shares of the Fund. Read it carefully and retain it for future reference.

Class Z shares may be purchased only by (i) certain institutions (including certain insurance companies and banks investing for their own account, trusts, endowment funds, foundations and investment companies) and defined benefit retirement plans investing a minimum of $5 million in the Fund and (ii) the Advisor and its affiliates.

More detailed information about the Fund is in the January 13, 1999 Statement of Additional Information which has been filed with the Securities and Exchange Commission (SEC) and is obtainable free of charge by calling the Administrator at 1-800-426-3750. The Statement of Additional Information is incorporated by reference in (which means it is considered to be a part of) this Prospectus.

Contents                                                 Page
Summary of Expenses
The Fund's Financial History
The Fund's Investment Objective
How the Fund Pursues its Objective and
  Certain Risk Factors
How the Fund Measures its Performance
How the Fund is Managed
Year 2000
How the Fund Values its Shares
Distributions and Taxes
How to Buy Shares
How to Sell Shares
How to Exchange Shares
Telephone Transactions
Organization and History
Appendix


This Prospectus is also available on-line at our Web site
(http://www.libertyfunds.com). The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information, materials that are incorporated by reference into this Prospectus and the Statement of Additional Information, and other information regarding the Fund.

------------------------------ ---------------------------

      NOT FDIC-INSURED              MAY LOSE VALUE
                                    NO BANK GUARANTEE

------------------------------ ---------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SUMMARY OF EXPENSES

Expenses are one of several factors to consider when investing in the Fund. The following tables summarize your maximum transaction costs and your annual expenses for an investment in the Class Z shares of the Fund. See "How the Fund is Managed" for more complete descriptions of the Fund's various costs and expenses.

Shareholder Transaction Expenses(1)(2)

Maximum Initial Sales Charge Imposed on a Purchase (as a % of offering price)    0.00%
Maximum Contingent Deferred Sales Charge (as a % of offering price)              0.00%

(1) For accounts less than $1,000 an annual fee of $10 may be deducted. See "How to Buy Shares."
(2) Redemption proceeds exceeding $500 sent via federal funds wire will be subject to a $7.50 charge per transaction.

Annual Operating Expenses (as a % of average net assets)


Management fee (after fee waiver)(3)                               0.75%
Other expenses                                                     x.xx
                                                                   ----
Total operating expenses (after fee waiver)(3)                     x.xx%
                                                                   ====

(3) The Advisor has voluntarily agreed to waive a portion of its Management fee (and Other expenses as applicable) to the extent total operating expenses (exclusive of 12b-1 fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed x.xx%. If the waivers were not made, the Fund's Management fees would have been x.xx% and estimated total operating expenses would have been x.xx%.

Example
The following Example shows the cumulative transaction and operating expenses attributable to a hypothetical $1,000 investment in Class Z shares of the Fund for the periods specified, assuming a 5% annual return and, unless otherwise noted, redemption at period end. The expense numbers in the Example assume the expense limit described above remains in effect for all periods referenced. The 5% return and expenses used in this Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary:

      Period:
      1 year         $xx
      3 years         xx
      5 years
     10 years

THE FUND'S FINANCIAL HISTORY

The following financial highlights and the related financial statements for each of the years in the five year period ended March 31, 1998 have been audited by KPMG Peat Marwick LLP, independent auditors, whose report thereon is unqualified and appears in the Fund's March 31, 1998 Annual Report to Shareholders, which is incorporated by reference in the Statement of Additional Information. This information should be read in conjunction with the Financial Statements and notes thereto, which also appear in the Fund's Annual Report to Shareholders. As of March 31, 1998, Class B, C and Z shares had not been issued.

                                                                            Class A
                                                -----------------------------------------------------------------
                                                                                                    Period From
                                                              Year Ended March 31                August 31, 1993
                                                                                                         to
                                                  1998         1997        1996        1995        March 31, 1994
                                                ---------------------------------------------    ----------------
Selected Per Share Data
Net asset value - Beginning of year               $10.60      $12.25      $11.28      $11.42           $10.00
                                                  ------      ------      ------      ------           ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                        0.13        0.26        0.24        0.08            (0.01)
Net realized and unrealized
  gains (losses) on investments                    (3.03)      (1.75)       1.35       (0.10)            1.43
                                                  ------      ------      ------      ------           ------
Total from investment Operations                   (2.90)      (1.49)       1.59       (0.02)            1.42
                                                  ------      ------      ------      ------           ------
LESS DISTRIBUTIONS:
Dividends from net investment income               (0.39)      (0.14)      (0.35)      (0.04)              --
Distributions from capital gains                      --       (0.02)      (0.27)      (0.08)              --
                                                  ------      ------      ------      ------           ------
Total Distributions                                (0.39)      (0.16)      (0.62)      (0.12)              --
                                                  ------      ------      ------      ------           ------
Net asset value - End of year                      $7.31      $10.60      $12.25      $11.28           $11.42
                                                  ------      ------      ------      ------           ------
Total return(d)                                 (27.23)%    (12.21)%      14.81%     (0.14)%           14.15% (c)
RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of year (millions)                   $31         $53         $63         $51              $22
Ratios of operating expenses to
  average net assets                               1.50% (b)   1.45% (b)   1.41%       1.46%            2.27% (a)
Ratio of net investment income
  to average net assets                            1.52% (b)   1.20% (b)   1.29%       0.79%          (0.32)% (a)
Portfolio turnover rate                           11.20%      16.83%      22.40%      11.56%            4.55%
Average commission rate paid(e)                   $0.013     $0.0009     $0.0002          --               --


(a)  Annualized.
(b) The ratios of operating expenses to average net assets and net investment income to average net assets for the year ended March 31, 1998 for the Fund would have been 1.56% and 1.46%, respectively, without the effect of earnings credits. The ratio of operating expenses to average net assets and net investment income to average net assets for the year ended March 31, 1997 for the Fund would have been 1.46% and 1.19%, respectively, without the effect of earnings credits.
(c) Total return disclosed for the period ended March 31, 1994 is not annualized. The annualized total return for the period ended March 31, 1994 was 24.34% for the Fund.
(d)  Does not give effect to deduction of the sales load.
(e) Average commission rate paid is expressed on a per share basis. Not all commissions are computed on a per share basis; therefore, commissions expressed as a percentage of transactions may be higher. Due to Securities and Exchange Commission disclosure guidelines, average commissions per share are calculated only for the periods subsequent to the year ended March 31, 1995.

Further performance information is contained in the Fund's Annual Report to shareholders, which is obtainable free of charge by calling 1-800-426-3750.

THE FUND'S INVESTMENT OBJECTIVE

The Fund seeks growth of capital by investing primarily in securities of companies engaged in mining, processing, dealing in or holding gold or other precious metals such as silver, platinum and palladium, both in the United States and in foreign countries.

HOW THE FUND PURSUES ITS OBJECTIVE AND CERTAIN RISK FACTORS

Gold-related investments have provided protection against loss of purchasing power during periods of extensive price inflation and/or following periods of extensive credit expansion. Under normal circumstances, at least 65% of the value of the Fund's total assets will be invested in securities (which may include both equity and, to a limited extent, debt securities) consisting of issuers engaged in gold operations, including securities of gold mining finance companies as well as operating companies with long-, medium- or short-life mines. Up to 35% of the Fund's assets may be invested in equity and, to a limited extent, debt securities unrelated to the precious metals industry where the Advisor believes such securities are consistent with the Fund's investment objective.

The Advisor is of the belief that a gold-based investment medium will, over the medium term, protect capital from adverse monetary and political developments of a national or international nature and may offer better opportunity for capital growth than many other forms of investment. Investments in gold may provide more of a hedge against currencies with declining buying power, devaluation and inflation than other types of investments. In those periods when investments in gold and gold-related securities appreciate in value relative to the U.S. dollar, the Fund's investments may serve to offset erosion in the purchasing power of the U.S. dollar.

As indicated, the Advisor is of the belief that the price of gold and gold-related securities generally are likely to experience significant appreciation in the relatively near future. If, however, this expected bull market in gold-related securities does not develop or if it does but the Advisor should conclude that any price appreciation that occurs is not likely to continue, the Advisor expects that it will recommend to the Fund's Board of Trustees that the Advisor seek the vote of all of the Fund's shareholders to liquidate the Fund. Liquidation would involve the sale of all of the Fund's assets, followed by the distribution of the proceeds, less accrued liabilities, to shareholders. The decision to recommend liquidation will not, however, affect the right of Fund shareholders to redeem their shares or to exchange their shares for shares of other funds distributed by Liberty Funds Distributor, Inc. (Distributor) and funds advised by the Advisor, the Administrator and their affiliates.

Potential investors should carefully weigh the consequences of investing in, and paying the related sales charge for, the Fund that may have a limited term from the date of this Prospectus.

The Fund anticipates that it will normally invest in common stocks and securities convertible into common stocks, such as convertible preferreds, convertible debentures and sponsored or unsponsored American Depository Receipts
(ADRs), Global Depository Receipts (GDRs) and European Depository Receipts
(EDRs) for those securities, all of which may be traded on a securities exchange or over-the-counter. The Fund may invest up to 20% of its total assets in debt securities, including lower-rated securities, commonly referred to as "junk bonds" (i.e., securities rated BB or lower by Standard & Poor's Corporation (S&P) or Ba or lower by Moody's Investors Service, Inc. (Moody's) and securities that are not rated). There are no restrictions as to the ratings of debt securities acquired by the Fund or the portion of the Fund's assets that may be invested in debt securities in a particular rating category. The market performance of non-convertible debt securities of companies engaged in mining and processing gold can be expected to be comparable to that of other debt obligations of similar quality and generally will not react to fluctuations in the price of gold. An investment in the debt instruments of gold-related companies, therefore, cannot be expected to provide the hedge against inflation that may be provided through investment in equity securities of companies engaged in such activities. Investment in such debt securities can serve to reduce the risk of fluctuation in net asset value of a portfolio composed primarily of gold-related equity investments. The Fund may also invest in "structured securities" in which the value is linked to the price of an underlying instrument.

Because of the Fund's policy of investing primarily in securities of companies engaged in gold mining, processing, dealing in or holding gold and other precious metals, a substantial part of the Fund's assets will generally be invested in securities of companies domiciled or operating in one or more foreign countries.

Fluctuations in the Price of Gold. Due to the Fund's policy of concentrating its investments in gold and other precious metal-related issuers, investment in the

Fund's shares involves special considerations, including changes in U.S. or foreign tax, currency or mining laws and increased environmental costs. The price of gold has been subject to dramatic downward and upward price movements over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic conditions within an individual country, trade imbalances, or trade or currency restrictions between countries. The price of gold, in turn, is likely to affect the market prices of securities of companies mining or processing gold, and accordingly, the value of the Fund's investments in such securities may also be affected. Gold-related investments as a group have performed less well than the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable.

Foreign Investments. The Fund provides investors with an opportunity to place a portion of their assets in a diversified portfolio of foreign securities which may entail a greater degree of risk (including risks relating to exchange rate fluctuations, tax provisions, or expropriation of assets) than does investment in securities of domestic issuers. From time to time, many foreign economies have grown faster than the U.S. economy, and the returns on investments in these countries have exceeded those of similar U.S. investments, although there can be no assurance that these conditions will continue. International investing allows investors to achieve greater diversification and to take advantage of changes in foreign economies and market conditions.

The Fund may invest in securities of foreign issuers directly or in the form of ADRs, GDRs, EDRs, or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are global offerings where two securities are issued simultaneously in two markets, usually publicly in non-U.S. markets and privately in the U.S. market. Generally ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets. GDRs are designed for use in the U.S. and European securities markets. The Fund may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the ADRs. The Fund does not expect to invest 5% or more of its total assets in unsponsored ADRs.

The Fund may invest in securities of foreign issuers directly or in the form of American Depository Receipts (ADRs), Global Depository Receipts (GDRs), European Depository Receipts (EDRs), or other securities representing underlying shares of foreign issuers. Positions in these securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are global offerings where two securities are issued simultaneously in two markets, usually publicly in non-U.S. markets and privately in the U.S. market. Generally ADRs, in registered form, are designed for use in the U.S. securities markets, EDRs, in bearer form, are designed for use in European securities markets. GDRs are designed for use in the U.S. and European securities markets. The Fund may invest in both "sponsored" and "unsponsored" ADRs. In a sponsored ADR, the issuer typically pays some or all of the expenses of the depository and agrees to provide its regular shareholder communications to ADR holders. An unsponsored ADR is created independently of the issuer of the underlying security. The ADR holders generally pay the expenses of the depository and do not have an undertaking from the issuer of the underlying security to furnish shareholder communications. Issuers of unsponsored ADRs are not obligated to disclose material information in the United States and, therefore, there may not be a correlation between such information and the market value of the ADRs. The Fund does not expect to invest 5% or more of its total assets in unsponsored ADRs.

With respect to portfolio securities that are issued by foreign issuers or denominated in foreign currencies, the investment performance of the Fund is affected by the strength or weakness of the U.S. dollar against these currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a yen-denominated stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the yen-denominated stock will fall. (See discussion of transaction hedging and portfolio hedging under "Currency Exchange Transactions.")

Investors should understand and consider carefully the greater risks involved in foreign investing. Investing in foreign securities and other positions which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts (see "Foreign Currency Transactions" below), involve certain risks and opportunities not typically associated with investing in U.S. securities. These include: fluctuations in the rates of exchange between the U.S. dollar and foreign currencies; changes in exchange control regulations or currency restrictions that would prevent cash from being brought back to the United States; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers and issuers of securities; different accounting, auditing and financial reporting standards; different settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the United States; imposition of foreign taxes; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.

Investing in countries outside the United States entails political risk. There exists the possibility of restrictions on foreign investors, expropriation of assets, confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, or other adverse political or social developments that could affect investment in these nations. Economies in individual markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced extremely high rates of inflation for many years. That has had and may continue to have very negative effects on the economics and securities markets of those countries.

The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the United States. There also may be a lower level of monitoring and regulation in emerging markets of traders, insiders and investors. Enforcement of existing regulations has been extremely limited.

The Fund may invest in gold-related investments in any countries deemed suitable by the Advisor.

   Mature Markets                   Emerging Markets
   --------------                   ----------------
Australia                  Argentina                 Peru
Austria                    Brazil                    Philippines
Belgium                    Chile                     Poland
Canada                     Czech Republic            Portugal
Denmark                    Ecuador                   South Africa
Finland                    Greece                    South Korea
France                     Hungary                   Sri Lanka
Germany                    India                     Taiwan
Hong Kong                  Indonesia                 Thailand
Ireland                    Israel                    Turkey
Italy                      Jamaica                   Uruguay
Japan                      Jordan                    Venezuela
Luxembourg                 Kenya                     Vietnam
Netherlands                Malaysia
New Zealand                Mexico
Norway                     Morocco
Singapore                  Nigeria
Spain                      Pakistan
Sweden                     People's Republic of China
Switzerland
United Kingdom
United States

It may not be feasible for the Fund currently to invest in all of these countries due to restricted access to their securities markets or an inability to implement satisfactory custodial arrangements.

Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in illiquid securities, including certain securities that are subject to legal or contractual restrictions on resale ("restricted securities") and securities acquired in private placements. Because an active trading market for such securities may not exist, the sale of such securities may be subject to delay and additional costs. Time deposits and repurchase agreements maturing in more than seven days are considered to be illiquid.

Generally, restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 (1933 Act). Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board of Trustees. If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 10% of the value of its net assets is invested in illiquid assets, including restricted securities, the Fund will take appropriate steps to protect liquidity. Notwithstanding the above, the Fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A under the 1933 Act. That rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities that have not been registered for sale under the 1933 Act. The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the Fund's restriction on investing in illiquid securities. A determination as to whether a Rule 144A security is liquid or not is a factual issue requiring an evaluation of a number of factors. In making this determination, the Advisor will consider the trading of a Rule 144A security. In addition, the Advisor could consider (1) the frequency of trades and quotes, (2) the number of dealers and potential purchasers, (3) the dealer undertakings to make a market, and (4) the nature of the security and of market place trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities would be monitored and if, as a result of changed conditions, it is determined that a Rule 144A security is no longer liquid, the Fund's holdings of illiquid securities would be reviewed to determine what steps, if any, are required to assure that the Fund does not invest more than the maximum percentage of its assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

Bank Obligations. The Fund may invest in bank obligations, which may include bank certificates of deposit, time deposits or bankers' acceptances. Certificates of deposit and time deposits are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return. Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are "accepted" by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Investments in these instruments are limited to obligations of domestic banks (including their foreign branches) and U.S. and foreign branches of foreign banks having capital surplus and undivided profits in excess of $100 million.

Foreign Currency Transactions. The Fund may engage in currency exchange transactions to hedge against losses in the U.S. dollar value of its portfolio securities resulting from possible variations in exchange rates and not for speculation. A currency exchange transaction may be conducted either on a spot (i.e. cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through a forward currency exchange contract ("forward contract"). A forward contract is an agreement to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks and broker/dealers, are not exchange-traded and are usually for less than one year, but may be renewed. Currency exchange transactions may involve currencies of the different countries in which the Fund may invest and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund's currency transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of a forward contract with respect to specific payable or receivables of the Fund accruing in connection with the purchase or sale of portfolio securities. Portfolio hedging is the use of a forward contract with respect to a portfolio security position denominated or quoted in a particular currency. The Fund may engage in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency.

If the Fund enters into a forward contract, the custodian bank will segregate liquid assets of the Fund having a value equal to the Fund's commitment under such forward contract.

At the maturity of a forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to such contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.

It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for the Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver, and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.

If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the currency. Should forward prices decline during the period between the date the Fund enters into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.

Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for the Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to the Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period and prevailing market conditions. Since currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.

Investments in Debt Securities. The Fund may invest up to 20% of its total assets in debt securities that are below investment grade quality. The Fund may also invest in debt securities which are in default. "Investment grade" debt securities are those rated within the four highest ratings categories of S&P or Moody's or, if unrated, determined by the Fund's Advisor to be of comparable quality. The market value of debt securities generally varies in response to changes in interest rates and the financial conditions of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in the Fund's net asset value.

Securities rated BBB by S&P or Baa by Moody's (the lowest investment grade ratings) are considered to be medium grade and to have speculative characteristics. Debt securities that are unrated, are considered by the Advisor to be equivalent to below investment grade (often referred to as "junk bonds"). On balance, debt securities that are below investment grade are considered predominantly speculative with respect to the issuer's capacity to pay interest and repay principal according to the terms of the obligation and, therefore, carry greater investment risk, including the possibility of issuer default and bankruptcy. Adverse publicity and investors' perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-rated debt securities, especially in a thinly traded market. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and the Fund may have greater difficulty selling its portfolio securities. Analyses of the creditworthiness of issuers of lower-rated debt securities may be more complex than for issuers of higher rated securities, and the ability of the Fund to achieve its investment objective may, to the extent of investment in lower-rated debt securities be more dependent upon such creditworthiness analyses than would be the case if the Fund were investing in higher rated securities.

Lower-rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of lower-rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in lower-rated debt securities' prices because the advent of a recession could lessen the ability of a highly-leveraged company to make principal and interest payments on its debt securities. If the issuer of lower-rated debt securities defaults, the Fund may incur additional expenses seeking recovery.

For a more complete description of the characteristics of bonds in each rating category see "Appendix."

Expenses. The cost of investing in foreign securities is higher than the cost of investing in U.S. securities. Investing in the Fund is an efficient way for an individual to participate in foreign markets, but its expenses, including advisory and custody fees, are higher than the expenses of a typical mutual fund that invests in domestic equities.

"When-Issued" or "Delayed Delivery" Securities. The Fund may purchase securities on a "when-issued" or "delayed delivery" basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before settlement date if the Advisor deems it advisable for investment reasons.

At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of these investment strategies, as well as any borrowing by the Fund, may increase net asset value fluctuation.

Securities purchased on a when-issued or delayed delivery basis are recorded as assets on the day following the purchase and are marked-to-market daily. The Fund will not invest more than 25% of its assets in when-issued or delayed delivery securities, does not intend to purchase such securities for speculative purposes and will make commitments to purchase securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. However, the Fund reserves the right to sell acquired when-issued or delayed delivery securities before their settlement dates if deemed advisable.

Structured Securities. The Fund may invest in structured notes and/or preferred stock, the value of which is linked to currencies, interest rates, other commodities, indices or other financial indicators. Structured securities have different characteristics and risks than other types of securities in which the Fund may invest. For example, the coupon, dividend and/or redemption amounts may be increased or decreased depending on the change in the value of an underlying instrument.

Investment in structured securities involves certain risks. In addition to the credit risk of the security's issuer and the normal risks of price changes in response to changes in interest rates, the redemption amount may decrease as a result of changes in the price of the underlying instrument. Further, in the case of certain structured securities, the coupon and/or dividend may be reduced to zero, and any further declines in the value of the underlying instrument may then reduce the redemption amount payable on maturity. Finally, structured securities may be more volatile than the price of the underlying instrument.

Temporary Strategies; Cash Reserves. The Fund has the flexibility to respond promptly to changes in market and economic conditions. In the interest of preserving shareholders' capital, the Advisor may employ a temporary defensive investment strategy if it determines such a strategy to be warranted. Pursuant to such a defensive strategy, the Fund temporarily may hold cash (U.S. dollars, foreign currencies, multinational currency units) and/or invest up to 100% of its assets in high quality debt securities or money market instruments of U.S. or foreign issuers. Most or all of the Fund's investments may be made in the United States and denominated in U.S. dollars. It is impossible to predict whether, when or for how long a Fund will employ defensive strategies.

In addition, pending investment of proceeds from new sales of shares or to meet ordinary daily cash needs, the Fund temporarily may hold cash (U.S. dollars, foreign currencies or multinational currency units) and may invest any portion of its assets in money market instruments.

Other. The Fund may not always achieve its investment objective. The Fund's investment objective and non-fundamental investment policies may be changed without shareholder approval. The Fund's fundamental investment policies listed in the Statement of Additional Information cannot be changed without the approval of a majority of the Fund's outstanding voting securities. Additional information concerning certain of the securities and investment techniques described above is contained in the Statement of Additional Information.

HOW THE FUND MEASURES ITS PERFORMANCE

Performance may be quoted in sales literature and advertisements. Each Class's average annual total returns are calculated in accordance with the SEC's formula and assume the reinvestment of all distributions, the maximum initial sales charge on Class A shares and the contingent deferred sales charge applicable to the time period quoted on Class B and Class C shares. Other total returns differ from average annual total return only in that they may relate to different time periods, may represent aggregate as opposed to average annual total returns, and may not reflect the initial sales charge or contingent deferred sales charges.

Each Class's performance may be compared to various indices. Quotations from various publications may be included in sales literature and advertisements. See "Performance Measures" in the Statement of Additional Information for more information. All performance information is historical and does not predict future results.


HOW THE FUND IS MANAGED

The Trustees formulate the Fund's general policies and oversee the Fund's affairs as conducted by the Advisor.

The Advisor is an indirect subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is an indirect majority-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual).

The Administrator is an indirect wholly-owned subsidiary of Liberty Financial. Liberty Mutual is considered to be the controlling entity of the Advisor, the Administrator and their affiliates. Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S.

Liberty Funds Distributor, Inc. (Distributor), a subsidiary of the Administrator, serves as the distributor for the Fund's shares. Liberty Funds Services, Inc. (Transfer Agent), an affiliate of the Administrator, serves as the shareholder services and transfer agent for the Fund.

The Advisor furnishes the Fund with investment management services at the Advisor's expense. For these services, the Fund pays the Advisor 0.75% of the Fund's average daily net assets. The Advisor delegates certain of its administrative functions to the Administrator.

Jean-Marie Eveillard is primarily responsible for the day-to-day management of the Advisor. Mr. Eveillard is President and a Director of the Advisor.

The Transfer Agent provides transfer agency and shareholder services to Fund for a monthly fee at the annual rate of 0.236% of the Fund's average daily net assets plus certain out-of-pocket expenses.

Each of the foregoing fees is subject to any reimbursement or fee waiver to which the Advisor and its affiliates may agree.

The Advisor places all orders for purchases and sales of portfolio securities. In selecting broker-dealers, the Advisor may consider research and brokerage services furnished by such broker-dealers to the Advisor and its affiliates. In recognition of the research and brokerage services provided, the Advisor may cause the Fund to pay the selected broker-dealer a higher commission than would have been charged by another broker-dealer not providing such services.

Subject to seeking best execution, the Advisor may consider sales of shares of the Fund (and of certain other funds advised by the Advisor, the Administrator and their affiliates) in selecting broker-dealers for portfolio security transactions.

YEAR 2000

The Fund's Advisor, Administrator, Distributor and Transfer Agent (Liberty Companies) are actively managing Year 2000 readiness for the Fund. A central program office at the Liberty Companies is working within the Liberty Companies and with vendors who provide services, software and systems to the Fund to provide that date-related information and data can be properly processed and calculated on and after January 1, 2000. Many Fund service providers and vendors, including the Liberty Companies, are in the process of making Year 2000 modifications to their services, software and systems and believe that such modifications will be completed on a timely basis prior to January 1, 2000. The Fund will not pay the cost of these modifications. However, no assurances can be given that all modifications required to ensure proper data processing and calculation on and after January 1, 2000 will be timely made or that services to the Fund will not be adversely affected.

HOW THE FUND VALUE ITS SHARES

Per share net asset value is calculated by dividing the total value attributable to Class Z shares by the number of Class Z shares outstanding. Shares of the Fund are generally valued as of the close of regular trading on the New York Stock Exchange (Exchange) (normally 4:00 p.m. Eastern time) each day the Exchange is open. Portfolio securities for which market quotations are readily available are valued at current market value. Short-term investments maturing in 60 days or less are valued at amortized cost when the Advisor determines, pursuant to procedures adopted by the Trustees, that such cost approximates current market value. The Board of Trustees has adopted procedures to value at their fair value (i) foreign securities if the value of such securities have been materially affected by events occurring after the closing of a foreign market and (ii) all other securities.

DISTRIBUTIONS AND TAXES

The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code and to distribute to shareholders net income and any net realized gain annually.

Distributions are invested in additional Class Z shares of the Fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash to shareholders but will be invested in additional shares of Class Z shares of the Fund at net asset value. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks. To change your election, call the Transfer Agent for information.

Whether you receive taxable distributions in cash or in additional Fund shares, you must report them as taxable income unless you are a tax-exempt institution. If you buy shares shortly before a distribution is declared, the distribution may be taxable although it is, in effect, a partial return of the amount invested. Each January, information on the amount and nature of distributions for the prior year is sent to shareholders.

HOW TO BUY SHARES

Class Z shares of the Fund are offered continuously at net asset value without a sales charge. Orders received in good form prior to the time at which the Fund values its shares (or placed with the financial service firm before such time and transmitted by the financial service firm before the Fund processes that day's share transactions) will be processed based on that day's closing net asset value.

Certificates will not be issued for Class Z shares. The Fund may refuse any purchase order for its shares. See the Statement of Additional Information for more information.

Shareholder Services and Account Fees. A variety of shareholder services are available. For more information about these services or your account, call 1-800-345-6611. A shareholder's manual explaining all available services will be provided upon request.

In June of any year, the Fund may deduct $10 (payable to the Transfer Agent) from accounts valued at less than $1,000 unless the account value has dropped below $1,000 solely as a result of share value depreciation. Shareholders will receive 60 days' written notice to increase the account value before the fee is also deducted. The Fund may deduct annual maintenance and processing fees (payable to the Transfer Agent) in connection with certain retirement plan accounts sponsored by the Distributor. See "Special Purchase Programs/Investor Services" in the Statement of Additional Information for more information.

Other Classes of Shares. In addition to Class Z shares, the Fund offers three other classes of shares, Classes A, B and C, through a separate Prospectus.

Which Class is more beneficial to an investor depends on the amount and intended length of the investment. In general, anyone eligible to purchase Class Z shares, which do not bear 12b-1 fees or contingent deferred sales charges, should do so in preference over other classes.

Financial service firms may receive different compensation rates for selling different classes of shares. The Distributor may pay additional compensation to financial service firms which have made or may make significant sales. Initial or contingent deferred sales charges may be reduced or eliminated for certain persons or organizations purchasing Fund shares alone or in combination with certain other Colonial funds. See the Statement of Additional Information for more information.

HOW TO SELL SHARES

Shares of the Fund may be sold on any day the Exchange is open, either directly to the Fund or through your financial service firm. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks. To avoid delay in payment, investors are advised to purchase shares unconditionally, such as by federal fund wire or other immediately available funds.

Selling Shares Directly To The Fund. Send a signed letter of instruction or stock power form to the Transfer Agent, along with any certificates for shares to be sold. The sale price is the net asset next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from financial service firms, the Transfer Agent and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. For details contact:

                          Liberty Funds Services, Inc.
                                  P.O. Box 1722
                              Boston, MA 02105-1722
                                 1-800-345-6611

Selling Shares Through Financial Service Firms. Financial service firms must receive requests prior to the time at which the Fund values its shares to receive that day's price, are responsible for furnishing all necessary documentation to the Transfer Agent and may charge for this service.

General. The sale of shares is a taxable transaction for income tax purposes. Under unusual circumstances, the Fund may suspend repurchases or postpone payment for up to seven days or longer, as permitted by federal securities law. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

HOW TO EXCHANGE SHARES

Class Z shares may be exchanged at net asset value into the Class A shares of any other fund. Carefully read the prospectus of the fund into which the exchange will go before submitting the request. Call 1-800-426-3750 to receive a prospectus. Call 1-800-422-3737 to exchange shares by telephone. An exchange is a taxable capital transaction. The exchange service may be changed, suspended or eliminated on 60 days' written notice. The Fund will terminate the exchange privilege as to a particular shareholder if the Advisor determines, in its sole and absolute discretion, that the shareholder's exchange activity is likely to adversely impact the Advisor's ability to manage the Fund's investments in accordance with its investment objective or otherwise harm the Fund or its remaining shareholders.

TELEPHONE TRANSACTIONS

All shareholders and/or their financial advisors are automatically eligible to exchange Fund shares and to redeem up to $100,000 of the Fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the time at which the Fund values its shares. Telephone redemptions are limited to a total of $100,000 in a 30-day period. Redemptions that exceed $100,000 may be accomplished by placing a wire order trade through a broker writing a check against the account for funds allowing check writing, or furnishing a signature guaranteed request. Telephone redemption privileges may be elected on the account application. The Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may be liable for losses related to unauthorized or fraudulent transactions in the event reasonable procedures are not employed. Such procedures include restrictions on where proceeds of telephone redemptions may be sent, limitations on the ability to redeem by telephone shortly after an address change, recording of telephone lines and requirements that the redeeming shareholder and/or his or her financial advisor provide certain identifying information. Shareholders and/or their financial advisors wishing to redeem or exchange shares by telephone may experience difficulty in reaching the Fund at its toll-free telephone number during periods of drastic economic or market changes. In that event, shareholders and/or their financial advisors should follow the procedures for redemption or exchange by mail as described above under "How to Sell Shares." The Advisor, the Administrator, the Transfer Agent and the Fund reserve the right to change, modify or terminate the telephone redemption or exchange services at any time upon prior written notice to shareholders. Shareholders and/or their financial advisors are not obligated to transact by telephone.

ORGANIZATION AND HISTORY

The Trust is a Massachusetts business trust organized in 1980. The Fund represents the entire interest in a separate portfolio of the Trust.

The Trust is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes. Shareholders receive one vote for each Fund share. Shares of the Fund and any other series of the Trust that may be in existence from time to time generally vote together except when required by law to vote separately by fund or by class. Shareholders owning in the aggregate ten percent of Trust shares may call meetings to consider removal of Trustees. Under certain circumstances, the Trust will provide information to assist shareholders in calling such a meeting. See the Statement of Additional Information for more information.

The Fund is a successor series to a separate series of the SoGen Funds, Inc. under Maryland law in 1993. On [date], 1998, the shareholders of the Fund's predecessor series, approved an Agreement and Plan of Reorganization which permitted the Fund's predecessor series to reorganize as a separate series of the Trust.

APPENDIX

DESCRIPTION OF BOND RATINGS

S&P

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in a small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, this category faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-): ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

[bullet] Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

[bullet] Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations, 1, 2, and 3 to indicate the relative degree of safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as its Municipal Bond ratings set forth above.

MOODY'S

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups which Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1, Baa1, Ba1 and B1.

A bonds possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements; their future cannot be considered as well secured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

Note: Those bonds in the Aa, A, Baa, Ba, and B groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aa 1, A 1, Baa 1, Ba 1, and B 1.

Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

               Prime-1  Highest Quality
               Prime-2  Higher Quality
               Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of its Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

Investment Advisor
[Societe Generale Asset Management Corp.]
1221 Avenue of the Americas
New York, NY  10020

Administrator
Colonial Management Associates, Inc.
One Financial Center
Boston, MA  02111-2621

Distributor
Liberty Funds Distributor, Inc.
One Financial Center
Boston, MA 02111-2621

Custodian
The Chase Manhattan Bank
4 Chase Metro Tech Center
Brooklyn, NY  11245

Shareholder Services and Transfer Agent
Liberty Funds Services, Inc.
One Financial Center
Boston, MA  02111-2621
1-800-345-6611

Independent Auditors
KPMG Peat Marwick LLP
757 Third Avenue
New York, NY  10017

Legal Counsel
Ropes & Gray
One International Place
Boston, MA 02110-2624


Your financial service firm is:

Printed in U.S.A.


January 13, 1999

[SOGEN] GOLD FUND

CLASS Z SHARES

PROSPECTUS

[SoGen] Gold Fund seeks growth of capital by investing primarily in securities of companies engaged in mining, processing, dealing in or holding gold or other precious metals such as silver, platinum and palladium, both in the United States and in foreign countries.

For more detailed information about the Fund, call the Distributor at 1-800-426-3750 for the January 13, 1999 Statement of Additional Information.


------------------------------  ------------------------------

      NOT FDIC-INSURED               MAY LOSE VALUE
                                     NO BANK GUARANTEE

------------------------------  ------------------------------

                                COLONIAL TRUST II

                              Cross Reference Sheet
                                [SoGen] Gold Fund

Item Number of Form N-1A    Statement of Additional Information Location
                            or Caption

Part B

   10.                      Cover Page

   11.                      Table of Contents

   12.                      Not Applicable

   13. Investment Objective and Policies; Fundamental Investment Policies; Other Investment Policies; Miscellaneous Investment Practices

   14.                      Fund Charges and Expenses; Management of the
                            Colonial Funds

   15.                      Fund Charges and Expenses

   16.                      Fund Charges and Expenses; Management of the
                            Colonial Funds

   17.                      Fund Charges and Expenses; Management of the
                            Colonial Funds

   18.                      Shareholder Meetings; Shareholder Liability

   19.                      How to Buy Shares; Determination of Net Asset Value;
                            Suspension of Redemptions; Special Purchase
                            Programs/Investor Services; Programs for Reducing or Eliminating Sales Charge; How to Sell Shares; How to Exchange Shares

   20.                      Taxes

   21.                      Fund Charges and Expenses; Management of the
                            Colonial Funds

   22.                      Fund Charges and Expenses; Investment Performance;
                            Performance Measures

   23.                      Independent Accountants


                         [SOGEN] GOLD FUND

                 STATEMENT OF ADDITIONAL INFORMATION

                           January 13, 1999

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of [SoGen] International Fund (Fund). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated January 13, 1999. This SAI should be read together with the Prospectus and Annual Report dated March 31, 1998. Investors may obtain a free copy of the Prospectus and Annual Report from Liberty Funds Distributor, Inc. (LFDI), One Financial Center, Boston, MA 02111-2621.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFDI generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

           Part 1                                               Page

           Definitions
           Investment Objective and Policies
           Fundamental Investment Policies
           Other Investment Policies
           Fund Charges and Expenses
           Investment Performance
           Custodian
           Independent Auditors

           Part 2

           Miscellaneous Investment Practices
           Taxes
           Management of the Funds
           Determination of Net Asset Value
           How to Buy Shares
           Special Purchase Programs/Investor Services
           Programs for Reducing or Eliminating Sales Charges
           How to Sell Shares
           Distributions
           How to Exchange Shares
           Suspension of Redemptions
           Shareholder Liability
           Shareholder Meetings
           Performance Measures
           Appendix I
           Appendix II

                                   Part 1
                             [SOGEN] GOLD FUND

                    Statement of Additional Information
                            January 13, 1999

DEFINITIONS

         "Trust"         Colonial Trust II
         "Fund"          [SoGen] Gold Fund
         "Advisor"       Societe Generale Asset Management Corp., the Fund's
                         investment advisor
        "Administrator"  Colonial  Management  Associates, Inc., the Fund's
                         administrator
        "LFDI"           Liberty Funds Distributor, Inc., the Fund's distributor
        "LFSI"           Liberty Funds Services, Inc., the Fund's shareholder
                         services and transfer agent

INVESTMENT OBJECTIVE AND POLICIES

The Fund's Prospectus describes its investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Fund. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:

         Foreign Securities                      Lower Rated Bonds
         Forward Commitments                     Money Market Instruments
         Rule 144A Securities
         Foreign CurrencyTransactions
         Structured Securities

Except  as  indicated  under  "Fundamental   Investment  Policies,"  the  Fund's
investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote (except the portions in parentheses).

The Fund may:

1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of any one issuer, except securities issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities, or acquire securities of any one issuer which, at the time of investment, represent more than 10% of the voting securities of the issuer;
2. Borrow money except unsecured borrowings from banks as a temporary measure in exceptional circumstances, and such borrowings may not exceed 10% of the Fund's net assets at the time of the borrowing. The Fund will not purchase securities while borrowings exceed 5% of its total assets;
3. Invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry other than U.S. Government Securities, except that the Fund will, as a matter of fundamental policy, concentrate its investments in the precious metals industry;

4. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions or (b) lending portfolio securities, provided that the Fund may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);*
5. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the 1933 Act on the grounds that the Fund could be regarded as an underwriter as defined in the 1933 Act with respect to such resale;
6. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;
7. Make margin purchases of securities, except for the use of such short term credits as are needed for clearance of transactions; and
8. Sell securities short or maintain a short position, except, short sales against-the-box.

OTHER INVESTMENT POLICIES

As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, each Fund may not:

1. Invest in companies for the purpose of management or the exercise of control;
2. Invest in oil, gas or other mineral leases or exploration or development programs, although it may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration;
3. Invest more than 10% of its net assets (valued at time of investment) in warrants, valued at the lower of cost or market; provided that warrants acquired in units or attached to securities shall be deemed to be without value for purposes of this restriction;
4. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales;
5. Purchase or sell commodities or commodity contracts, except that it may enter into forward contracts and may sell commodities received by it as distributions on portfolio investments; and
6. Purchase or sell put and call options on securities or on futures contracts.

Notwithstanding the foregoing investment restrictions, the Fund may purchase securities pursuant to the exercise of subscription rights, provided that such purchase will not result in the Fund's ceasing to be a diversifed investment company. Japanese and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund's interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund's portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, or to forego exercising the rights.

FUND CHARGES AND EXPENSES

Under the Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.75%. The Advisor has delegated administrative services to the Administrator pursuant to terms disclosed in the management agreement.

Under a pricing and bookkeepting agreement, the Fund pays the Administrator a monthly pricing and bookkeeping fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million (subject to reductions that the Administrator may agree to periodically):

                             0.035%  on  the  next  $950  million
                             0.025% on the next $1 billion
                             0.015% on the next $1 billion
                             0.001% on the excess over $3 billion

Under the Fund's transfer agency and shareholder servicing agreement, the Fund pays LFSI a monthly fee at the annual rate of 0.236% of average daily net assets, plus certain out-of-pocket expenses.

The following information relates to expenses of the Fund's predecessor under separate agreements in effect prior to [date], 1998.

Fees paid to the Advisor, DST Systems, Inc. (DST) (formerly the Fund's transfer agent and dividend disbursing agent) and SG Cowen Securities Corporation (SG Cowen) (formerly the Fund's distributor) (dollars in thousands)

                                                  Year ended March 31
                                                 -------------------
                                             1998      1997      1996
                                             ----      ----      ----
Management fee                               $283      $450      $393
Bookkeeping fee
Shareholder service and transfer agent fee
12b-1 fees:
Service fee
Distribution fee


Brokerage Commissions (dollars in thousands)

                                                   Year ended March 31
                                                   -------------------
                                               1998      1997      1996
                                               ----      ----      ----
Total commissions                              $         $         $
Directed transactions
Commissions on directed transactions


Directors, Trustees and Fees
The following Directors and officers of the Fund served through [date], 1998 and are listed below, together with information about their principal business occupations during the last five years. Information about the Trust's current Trustees and officers appears in Part 2 of this SAI.

  Name and Address and (Age)         Position Held With the Fund        Principal Occupation During Past Five (5) Years
  --------------------------         ---------------------------        -----------------------------------------------

Philippe Collas (48)*           Chairman of the Board and Director      Head of Asset Management at Societe Generale since
17, cours Valmy                                                         September 1995.  Head of Human Resource Management
92972 Paris, France                                                     at Societe Generale from prior to 1993.

Jean-Marie  Eveillard  (58)*1   President and Director                  Director and President or Executive Vice President
1221 Avenue of the Americas                                             of the Advisor from prior to 1993.
New York, NY  10020

Fred J. Meyer (67)2             Director                                Chief Financial Officer of Omnicom Group Inc. from
437 Madison Avenue                                                      prior to 1993.  Director of Novartis Corporation
New York, NY  10022                                                     and Zurich-American Insurance Cos.

Dominique Raillard (59) 2       Director                                President of Act 2 International (consulting)
15, boulevard Delessert                                                 since July 1995.  Group Executive Vice President
75016 Paris, France                                                     of Promodes (consumer products) - U.S. Companies
                                                                        Divisions from prior to 1993 to 1995.

Nathan Snyder (63) 1, 2         Director                                Independent Consultant from prior to 1993.
163 Parish Rd. S.
New Canaan, CT  06840

Philip J. Bafundo (35)*         Vice President, Secretary and           Secretary and Treasurer of the Advisor from prior
1221 Avenue of the Americas     Treasurer                               to 1992.  Certified Public Accountant (New York).
New York, NY  10020

Ignatius Chithelen (43)*        Vice President                          Securities Analyst of the Advisor since October
1221 Avenue of the Americas                                             1993.
New York, NY  10020

Sean J. McKeown (42)*           Vice President                          Operations Manager of the Advisor since June
1221 Avenue of the Americas                                             1997.  Vice President, Citibank Investment
New York, NY  10020                                                     Products & Distribution from October 1993 to June
                                                                        1997.  Vice President, Citicorp Investment
                                                                        Services from prior to October 1993.

Catherine A. Shaffer (42)*      Vice President                          First Vice President of SG Cowen from prior to
1221 Avenue of the Americas                                             1993.
New York, NY  10020

Edwin S. Olsen (58)*            Vice President                          Vice President of SG Cowen from prior to 1993.
1221 Avenue of the Americas
New York, NY  10020

Elizabeth Tobia (44)*           Vice President and Assistant Secretary  Senior Vice President from May 1998.  Associate
1221 Avenue of the Americas                                             Portfolio Manager from December 1996 to 1998.
New York, NY  10020                                                     Securities Analyst of the Advisor from prior to
                                                                        1993.

Charles de Vaulx (36)*          Vice President                          Senior Vice President from May 1998.  Associate
1221 Avenue of the Americas                                             Portfolio Manager from December 1996 to 1998.
New York, NY  10020                                                     Securities Analyst of the Advisor prior to 1992.

The following table sets forth compensation received by the former disinterested Directors of the Fund during the fiscal year ended March 31, 1998. No officer of the Fund received compensation in excess of $60,000 from an individual Fund.

                                                       Total Compensation From
                        Aggregate Compensation        Fund Complex Paid to Each
Name of Person        From Fund, per Director (a)          To Each Director (b)

Philippe Collas                $26,000                           ---
Jean-Marie Eveillard             ---                             ---
Fred J. Meyer                   18,200                         $39,000
Dominique Raillard              26,000                         $27,300
Nathan Snyder                    ---                           $39,000

(a) Consists of Trustees fees in the amount of (i) $6,000 annual retainer and (ii) $1,000 for each meeting of the Board of Directors and for each meeting of any committee of the Board of Directors attended (other than those held by telephone conference call).
(b)       At March 31, 1998, there were [ ] Funds in the Fund Complex.

Effective December xx, 1998, the following individuals began service as Trustees for the Fund. Compensation is estimated based upon future payments to be made and upon estimated relative Fund net assets(c):


                                               Total Compensation From Trust and Fund
                     Estimated Aggregate         Complex Paid To The Trustees For The
Trustee             Compensation from Fund      Calendar Year Ended December 31, 1997(d)
-------             ----------------------      ----------------------------------------
Robert J. Birnbaum     $                                       $  93,949
Tom Bleasdale                  (e)                               106,432(e)
John Carberry (f)                                                  ---
Lora S. Collins                                                   93,949
James E. Grinnell              (h)                                94,698(g)
Richard W. Lowry                                                  94,698
Salvatore Macera (f)                                               ---
William E. Mayer                                                  89,949
James L. Moody, Jr.            (j)                                98,447(h)
John J. Neuhauser                                                 94,948
Thomas E. Stitzel (f)                                              ---
Robert L. Sullivan                                                99,945
Anne-Lee Verville (f)                                              ---

(c) The Fund does not currently offer pension or retirement plan benefits to Trustees.
(d) At December 31, 1997, the Liberty Funds complex consisted of 39 open-end and 5 closed-end management investment company portfolios.
(e) Includes  $57,454  payable in later  years as  deferred  compensation.
(f) Elected by  shareholders  of the Trust on October 30, 1998.
(g) Includes  $4,797 payable in later  years as  deferred  compensation.
(h) Total compensation of $98,447 payable in later years as deferred compensation.

The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together, Liberty Funds) for service during the calendar year ended December 31, 1997:

                               Total Compensation From Liberty
                               Funds For The Calendar Year Ended
Trustee                              December 31, 1997 (i)

Robert J. Birnbaum                          $26,800
James E. Grinnell                            26,800
Richard W. Lowry                             26,800

(i)     The  Liberty  Funds are  advised by  Liberty  Asset  Management  Company
        (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Advisor and of the Administrator).

The following table sets forth the compensation paid to Mr. Macera and Dr. Stitzel in their capacities as Trustees of Liberty Variable Investment Trust (LVIT Trust), which offers nine funds, for serving during the fiscal year ended December 31, 1997:


                                         Total Compensation From the LVIT Trust
                   Aggregate 1997      and Investment Companies which are Series
Trustee            Compensation(j)             of the LVIT Trust in 1997(k)
-------            ---------------               -------------------------

Salvatore Macera       $12,500                            $33,500
Thomas E. Stitzel       12,500                             33,500

(j) Consists of Trustees fees in the amount of (i) a $5,000 annual retainer, (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting.
(k) Includes Trustee fees paid by the LVIT Trust and by Stein Roe Variable Investment Trust.

Ownership of the Fund
The following information is as of [                   ], 1998:

Sales Charges (dollars in thousands)

                                             Year ended March 31
                                 1998                1997                1996
                                 ----                ----                ----
Aggregate initial sales charges
 on Fund share sales
Initial  sales  charges
 retained by SG Cowen

With respect to the fiscal year ended March 31, 1998, SG Cowen, Societe Generale and the Advisor received commissions and other compensation in connection with operation of the Fund, as follows:

                             Net Underwriting          Commissions on
   Name of Principal       Discounts and Dealer        Repurchases or
Underwriter or Affiliate        Commissions             Redemptions         Brokerage Commissions     Other Compensation

SG Cowen                                $                     $                         $                      $ (l)

Societe Generale
(including subsidiaries)                $                     $                         $                       $(m)

Advisor                                 $                     $                         $                      $ (n)

(l) For the period reported, the Fund's distribution fee paid or payable to SG Cowen pursuant to its Distribution Plan. Substantially all of such amount was paid or will be paid to dealers, including the Advisor and certain subsidiaries, selling shares of the Fund.
(m) Amounts paid to the Advisor as a dealer of the Fund's shares pursuant to a Distribution Plan, which amount is included in the $XXX paid to SG Cowen under the Distribution Plan.
(n) The Fund's investment advisory fee paid or payable to the Advisor for the fiscal year ended March 31, 1998.

12b-1 Plan, CDSC and Conversion of Shares
The Fund offers multiple classes of shares, including Class A, Class B, Class C and Class Z. The Fund may in the future offer other classes of shares. The Trustees have approved 12b-1 plans (Plan) pursuant to Rule

12b-1 under the Act for each of the Class A, Class B and Class C shares of the Fund. Under the Plan, the Fund pays LFDI monthly a service fee at an annual rate of 0.25% of net assets and a distribution fee at an annual rate of 0.10% of average daily net assets attributed to Class A shares. LFDI has voluntarily agreed to waive the 0.10% distribution fee for two years from the effective date of this SAI. LFDI may terminate this waiver at any time without shareholder approval . The Fund shall pay LFDI monthly as service fee at an annual rate of 0.25% of net assets and a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFDI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFDI's expenses, LFDI may realize a profit from the fees.

The Plan authorizes any other payments by the Fund to LFDI and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plan could be a significant factor in the growth and retention of assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit shareholders of each class of the Fund. The Plan will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plan. The Plan may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plan must be approved by the Trustees in the manner provided in the foregoing sentence. The Plan may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plan will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z hares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus.

No CDSC will be imposed on distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


Sales-related expenses (dollars in thousands) of SG Cowen for the fiscal year ended March 31, 1998:

Fees to FSFs                                                         $ (o)
Costs of sales material relating to the Fund                         $
(including printing and mailing expenses)
Allocated travel, entertainment and other promotional                $
expenses (including advertising)

(o) Of this amount, the Fund paid $XXX and the balance was paid by Societe Generale, the Advisor's indirect owner, and its subsidiaries.

INVESTMENT PERFORMANCE

The Fund's yields for the month ended March 31, 1998 were as follows:


The average annual total returns for the Fund's common stock for the years ending March 31, 1998 are as follows:


                               1 Year   5 Years   10 Years (or since inception)
                               ------   -------   -----------------------------
With sales charge of 3.75%
Without sales charge

The Fund's distribution rate at March 31, 1998, which was based on the last twelve months' distributions and the maximum offering price at the end of the month, was X.XX%.

See Part 2 of this SAI "Performance Measures" for how calculations are made.

CUSTODIAN

The Chase Manhattan Bank is the custodian for the Fund. The custodian is responsible for safeguarding and controlling the Funds' cash and securities, receiving and delivering securities and collecting the each Fund's interest and dividends. State Street Bank & Trust Company served as the Fund's custodian prior to December xx, 1998.

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP acts as the Fund's independent auditors. In such capacity, KPMG Peat Marwick LLP performs the annual audit of each Fund's financial statements and assists in the preparation of tax returns.

--------
        * The Fund has no present intention of lending its portfolio securities.
* An "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended (1940 Act). 1 Member of the Executive Committee. When the Board of Directors is not in session, the Executive Committee may generally exercise most of the powers of the Board of Directors. 2 Member of the Audit Committee. * An "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended (1940 Act).


                       STATEMENT OF ADDITIONAL INFORMATION

                                     PART 2


The following information applies generally to most funds advised by the Advisor. "Funds" include each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII. In certain cases, the discussion applies to some but not all of the funds, and you should refer to your Fund's Prospectus and to Part 1 of this SAI to determine whether the matter is applicable to your Fund. You will also be referred to Part 1 for certain data applicable to your Fund.


MISCELLANEOUS INVESTMENT PRACTICES


Part 1 of this Statement lists on page b which of the following investment practices are available to your Fund. If an investment practice is not listed in
Part 1 of this SAI, it is not applicable to your Fund.


Short-Term Trading

In seeking the fund's investment objective, the Advisor will buy or sell portfolio securities whenever it believes it is appropriate. The Advisor's decision will not generally be influenced by how long the fund may have owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. These expenses may include brokerage commissions or dealer mark-ups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. The fund's portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities, excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when the Advisor considers a change in the fund's portfolio.

Lower Rated Debt Securities
Lower rated debt securities are those rated lower than Baa by Moody's, BBB by S&P, or comparable unrated debt securities. Relative to debt securities of higher quality,


1. an economic downturn or increased interest rates may have a more significant effect on the yield, price and potential for default for lower rated debt securities;

2. the secondary market for lower rated debt securities may at times become less liquid or respond to adverse publicity or investor perceptions, increasing the difficulty in valuing or disposing of the bonds;

3. the Advisor's credit analysis of lower rated debt securities may have a greater impact on the fund's achievement of its investment objective; and

4. lower rated debt securities may be less sensitive to interest rate changes, but are more sensitive to adverse economic developments.

In addition, certain lower rated debt securities may not pay interest in cash on a current basis.


Small Companies
Smaller, less well established companies may offer greater opportunities for capital appreciation than larger, better established companies, but may also involve certain special risks related to limited product lines, markets, or financial resources and dependence on a small management group. Their securities may trade less frequently, in smaller volumes, and fluctuate more sharply in value than securities of larger companies.

Foreign Securities
The fund may invest in securities traded in markets outside the United States. Foreign investments can be affected favorably or unfavorably by changes in currency rates and in exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards comparable to those applicable to U.S. companies. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees may be higher than in the United States. Investments in foreign securities can involve other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets and imposition of withholding taxes on dividend or interest payments. Foreign securities, like other assets of the fund, will be held by the fund's custodian or by a subcustodian or depository. See also "Foreign Currency Transactions" below.

The fund may invest in certain Passive Foreign Investment Companies (PFICs) which may be subject to U.S. federal income tax on a portion of any "excess distribution" or gain (PFIC tax) related to the investment. The PFIC tax is the highest ordinary income rate, and it could be increased by an interest charge on the deemed tax deferral.


The fund may possibly elect to include in its income its pro rata share of the ordinary earnings and net capital gain of PFICs. This election requires certain annual information from the PFICs which in many cases may be difficult to obtain. An alternative election would permit the fund to recognize as income any appreciation (and to a limited extent, depreciation) on its holdings of PFICs as of the end of its fiscal year. See "Taxation" below.


Zero Coupon Securities (Zeros)

The fund may invest in zero coupon securities which are securities issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security and in certificates representing undivided interests in the interest or principal of mortgage-backed securities (interest only/principal only), which tend to be more volatile than other types of securities. The fund will accrue and distribute income from stripped securities and certificates on a current basis and may have to sell securities to generate cash for distributions.


Step Coupon Bonds (Steps)

The fund may invest in debt securities which pay interest at a series of different rates (including 0%) in accordance with a stated schedule for a series of periods. In addition to the risks associated with the credit rating of the issuers, these securities may be subject to additional volatility risk than fixed rate debt securities.


Tender Option Bonds
A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates, that has been coupled with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof. As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the municipal security's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. The Advisor will consider on an ongoing basis the creditworthiness of the issuer of the underlying municipal securities, of any custodian, and of the third-party provider of the tender option. In certain instances and for certain tender option bonds, the option may be terminable in the event of a default in payment of principal or interest on the underlying municipal securities and for other reasons.


Pay-In-Kind (PIK) Securities

The fund may invest in securities which pay interest either in cash or additional securities. These securities are generally high yield securities and in addition to the other risks associated with investing in high yield securities, are subject to the risks that the interest payments which consist of additional securities are also subject to the risks of high yield securities.

Money Market Instruments

Government obligations are issued by the U.S. or foreign governments, their subdivisions, agencies and instrumentalities. Supranational obligations are issued by supranational entities and are generally designed to promote economic improvements. Certificates of deposits are issued against deposits in a commercial bank with a defined return and maturity. Banker's acceptances are used to finance the import, export or storage of goods and are "accepted" when guaranteed at maturity by a bank. Commercial paper is promissory notes issued by businesses to finance short-term needs (including those with floating or variable interest rates, or including a frequent interval put feature). Short-term corporate obligations are bonds and notes (with one year or less to maturity at the time of purchase) issued by businesses to finance long-term needs. Participation Interests include the underlying securities and any related guaranty, letter of credit, or collateralization arrangement which the fund would be allowed to invest in directly.


Securities Loans
The fund may make secured loans of its portfolio securities amounting to not more than the percentage of its total assets specified in Part 1 of this SAI, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to banks and broker-dealers pursuant to agreements requiring that loans be continuously secured by collateral in cash or short-term debt obligations at least equal at all times to the value of the securities on loan. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so in order that the securities may be voted by the fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The fund may also call such loans in order to sell the securities involved.


Forward Commitments ("When-Issued" and "Delayed Delivery" Securities)
The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments" and "when issued securities") if the fund holds until the settlement date, in a segregated account, cash or liquid securities in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if the Advisor deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.


Mortgage Dollar Rolls
In a mortgage dollar roll, the fund sells a mortgage-backed security and simultaneously enters into a commitment to purchase a similar security at a later date. The fund either will be paid a fee by the counterparty upon entering into the transaction or will be entitled to purchase the similar security at a discount. As with any forward commitment, mortgage dollar rolls involve the risk that the counterparty will fail to deliver the new security on the settlement date, which may deprive the fund of obtaining a beneficial investment. In addition, the security to be delivered in the future may turn out to be inferior to the security sold upon entering into the transaction. Also, the transaction costs may exceed the return earned by the fund from the transaction.

Repurchase Agreements

The fund may enter into repurchase agreements. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. The Advisor will monitor such transactions to determine that the value of the underlying securities is at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.


Reverse Repurchase Agreements
In a reverse repurchase agreement, the fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. A reverse repurchase agreement may also be viewed as the borrowing of money by the fund and, therefore, as a form of leverage. The fund will invest the proceeds of borrowings under reverse repurchase agreements. In addition, the fund will enter into a reverse repurchase agreement only when the interest income expected to be earned from the investment of the proceeds is greater than the interest expense of the transaction. The fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. The fund may not enter into reverse repurchase agreements exceeding in the aggregate one-third of the market value of its total assets, less liabilities other than the obligations created by reverse repurchase agreements. Each fund will establish and maintain with its custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a money market fund's ability to maintain a net asset value of $1.00 per share.

Options on Securities

Writing covered options. The fund may write covered call options and covered put options on securities held in its portfolio when, in the opinion of the Advisor, such transactions are consistent with the fund's investment objective and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.


The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.

If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin" or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

Purchasing put options. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

Purchasing call options. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the fund might have realized had it bought the underlying security at the time it purchased the call option.


Over-the-Counter (OTC) options. The Staff of the Division of Investment Management of the Securities and Exchange Commission (SEC) has taken the position that OTC options purchased by the fund and assets held to cover OTC options written by the fund are illiquid securities. Although the Staff has indicated that it is continuing to evaluate this issue, pending further developments, the fund intends to enter into OTC options transactions only with primary dealers in U.S. government securities and, in the case of OTC options written by the fund, only pursuant to agreements that will assure that the fund will at all times have the right to repurchase the option written by it from the dealer at a specified formula price. The fund will treat the amount by which such formula price exceeds the amount, if any, by which the option may be "in-the-money" as an illiquid investment. It is the present policy of the fund not to enter into any OTC option transaction if, as a result, more than 15% (10% in some cases, refer to your fund's Prospectus) of the fund's net assets would be invested in (i) illiquid investments (determined under the foregoing formula) relating to OTC options written by the fund, (ii) OTC options purchased by the fund, (iii) securities which are not readily marketable, and (iv) repurchase agreements maturing in more than seven days.


Risk factors in options transactions. The successful use of the fund's options strategies depends on the ability of the Advisor to forecast interest rate and market movements correctly.


When it purchases an option, the fund runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction with respect to the option during the life of the option. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying securities, since the fund may continue to hold its investment in those securities notwithstanding the lack of a change in price of those securities.


The effective use of options also depends on the fund's ability to terminate option positions at times when the Advisor deems it desirable to do so. Although the fund will take an option position only if the Advisor believes there is a liquid secondary market for the option, there is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.


If a secondary trading market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A marketplace may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events -- such as volume in excess of trading or clearing capability -- were to interrupt normal market operations.

A marketplace may at times find it necessary to impose restrictions on particular types of options transactions, which may limit the fund's ability to realize its profits or limit its losses.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation
(OCC) or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If a prohibition on exercise remains in effect until an option owned by the fund has expired, the fund could lose the entire value of its option.

Special risks are presented by internationally-traded options. Because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Futures Contracts and Related Options

Upon entering into futures contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.


A futures contract sale creates an obligation by the seller to deliver the type of instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchanges on which the futures contract was made. Futures contracts are traded in the United States only on commodity exchange or boards of trade -- known as "contract markets" -- approved for such trading by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts by their terms call for actual delivery or acceptance of commodities or securities, the contracts usually are closed out before the settlement date without the making or taking of delivery. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, the purchaser realizes a loss.


Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract, although the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash and/or U.S. government securities. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit on the contract that is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.


Subsequent payments, called "variation margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to market."

The fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of making such a move would be to reduce or eliminate the hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.


Options on futures contracts. The fund will enter into written options on futures contracts only when, in compliance with the SEC's requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account of the fund's custodian. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. The fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.


As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above.


Risks of transactions in futures contracts and related options. Successful use of futures contracts by the fund is subject to the Advisor`s ability to predict correctly, movements in the direction of interest rates and other factors affecting securities markets.


Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution, by exchanges, of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a hedge position held by the fund, the fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.


Use by tax-exempt funds of interest rate and U.S. Treasury security futures contracts and options. The funds investing in tax-exempt securities issued by a governmental entity may purchase and sell futures contracts and related options on interest rate and U.S. Treasury securities when, in the opinion of the Advisor, price movements in these security futures and related options will correlate closely with price movements in the tax-exempt securities which are the subject of the hedge. Interest rate and U.S. Treasury securities futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of security called for in the contract at a specified date and price. Options on interest rate and U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a futures contract at the specified option exercise price at any time during the period of the option.


In addition to the risks generally involved in using futures contracts, there is also a risk that price movements in interest rate and U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for tax-exempt securities.


Index futures contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.


There are several risks in connection with the use by the fund of index futures as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. The Advisor will attempt to reduce this risk by selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the fund's portfolio securities sought to be hedged.


Successful use of index futures by the fund for hedging purposes is also subject to the Advisor's ability to predict correctly movements in the direction of the market. It is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurs, the fund would lose money on the futures and also experience a decline in the value in its portfolio securities. However, while this could occur to a certain degree, the Advisor believes that over time the value of the fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the portfolio securities sought to be hedged. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased values of those securities that it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements.


In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the securities of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures markets are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which would distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by the Advisor may still not result in a successful hedging transaction.

Options on index futures. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on indices. As an alternative to purchasing call and put options on index futures, the fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures.

Foreign Currency Transactions
The fund may engage in currency exchange transactions to protect against uncertainty in the level of future currency exchange rates.

The fund may engage in both "transaction hedging" and "position hedging." When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables of the fund generally arising in connection with the purchase or sale of its portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund attempts to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is declared, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies. Over-the-counter options are considered to be illiquid by the SEC staff. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the fund the right to purchase a currency at the exercise price until the expiration of the option.

When it engages in position hedging, the fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or an increase in the value of currency for securities which the fund expects to purchase, when the fund holds cash or short-term investments). In connection with position hedging, the fund may purchase put or call options on foreign currency and foreign currency futures contracts and buy or sell forward contracts and foreign currency futures contracts. The fund may also purchase or sell foreign currency on a spot basis.

The precise matching of the amounts of foreign currency exchange transactions and the value of the portfolio securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the dates the currency exchange transactions are entered into and the dates they mature.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency.


Currency forward and futures contracts. Upon entering into such contracts, in compliance with the SEC's requirements, cash or liquid securities, equal in value to the amount of the fund's obligation under the contract (less any applicable margin deposits and any assets that constitute "cover" for such obligation), will be segregated with the fund's custodian.


A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee. The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a future date at a price set at the time of the contract. Currency futures contracts traded in the United States are designed and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward currency contracts differ from currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amounts agreed upon by the parties rather than predetermined amounts. Also, forward contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund may either accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

Currency options. In general, options on currencies operate similarly to options on securities and are subject to many similar risks. Currency options are traded primarily in the over-the-counter market, although options on currencies have recently been listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Economic Community's European Monetary System.


The fund will only purchase or write currency options when the Advisor believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specified time. Currency options are affected by all of those factors which influence exchange rates and investments generally. To the extent that these options are traded over the counter, they are considered to be illiquid by the SEC staff.


The value of any currency, including the U.S. dollars, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of currencies (and therefore the values of currency options) may be significantly affected, fixed, or supported directly or indirectly by government actions. Government intervention may increase risks involved in purchasing or selling currency options, since exchange rates may not be free to fluctuate in respect to other market forces.

The value of a currency option reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of currency options, investors may be disadvantaged by having to deal in an odd lot market for the underlying currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of currencies.

There is no systematic reporting of last sale information for currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

Settlement procedures. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments, including foreign currency risks and local custom and usage. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligations.

Foreign currency conversion. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (spread) between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer. Foreign currency transactions may also involve the risk that an entity involved in the settlement may not meet its obligation.


Municipal Lease Obligations
Although a municipal lease obligation does not constitute a general obligation of the municipality for which the municipality's taxing power is pledged, a municipal lease obligation is ordinarily backed by the municipality's covenant to budget for, appropriate and make the payments due under the municipal lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult. In addition, the tax treatment of such obligations in the event of non-appropriation is unclear.


Determinations concerning the liquidity and appropriate valuation of a municipal lease obligation, as with any other municipal security, are made based on all relevant factors. These factors include, among others: (1) the frequency of trades and quotes for the obligation; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.


Participation Interests
The fund may invest in municipal obligations either by purchasing them directly or by purchasing certificates of accrual or similar instruments evidencing direct ownership of interest payments or principal payments, or both, on municipal obligations, provided that, in the opinion of counsel to the initial seller of each such certificate or instrument, any discount accruing on such certificate or instrument that is purchased at a yield not greater than the coupon rate of interest on the related municipal obligations will be exempt from federal income tax to the same extent as interest on such municipal obligations. The fund may also invest in tax-exempt obligations by purchasing from banks participation interests in all or part of specific holdings of municipal obligations. Such participations may be backed in whole or part by an irrevocable letter of credit or guarantee of the selling bank. The selling bank may receive a fee from the fund in connection with the arrangement. The fund will not purchase such participation interests unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by it on municipal obligations in which it holds such participation interests is exempt from federal income tax.


Stand-by Commitments
When the fund purchases municipal obligations it may also acquire stand-by commitments from banks and broker-dealers with respect to such municipal obligations. A stand-by commitment is the equivalent of a put option acquired by the fund with respect to a particular municipal obligation held in its portfolio. A stand-by commitment is a security independent of the municipal obligation to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances relating to a change in market value, would be substantially the same as the value of the underlying municipal obligation. A stand-by commitment might not be transferable by the fund, although it could sell the underlying municipal obligation to a third party at any time.


The fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. However, if necessary and advisable, the fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held in the fund portfolio will not exceed 10% of the value of the fund's total assets calculated immediately after each stand-by commitment is acquired. The fund will enter into stand-by commitments only with banks and broker-dealers that, in the judgment of the Trust's Board of Trustees, present minimal credit risks.

Inverse Floaters
Inverse floaters are derivative securities whose interest rates vary inversely to changes in short-term interest rates and whose values fluctuate inversely to changes in long-term interest rates. The value of certain inverse floaters will fluctuate substantially more in response to a given change in long-term rates than would a traditional debt security. These securities have investment characteristics similar to leverage, in that interest rate changes have a magnified effect on the value of inverse floaters.


Rule 144A Securities
The fund may purchase securities that have been privately placed but that are eligible for purchase and sale under Rule 144A of the Securities Act of 1933 ("1933 Act"). That Rule permits certain qualified institutional buyers, such as the fund, to trade in privately placed securities that have not been registered for sale under the "1933 Act". The Advisor, under the supervision of the Board of Trustees, will consider whether securities purchased under Rule 144A are illiquid and thus subject to the fund's investment restriction on illiquid securities. A determination of whether a Rule 144A security is liquid or not is a question of fact. In making this determination, the Advisor will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Advisor could consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers,
(3) dealer undertakings to make a market, and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored and, if as a result of changed conditions, it is determined by the Advisor that a Rule 144A security is no longer liquid, the fund's holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the fund does not invest more than its investment restriction on illiquid securities allows. Investing in Rule 144A securities could have the effect of increasing the amount of the fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities. Advisor.


TAXES
In this section, all discussions of taxation at the shareholder level relate to federal taxes only. Consult your tax advisor for state, local and foreign tax considerations and for information about special tax considerations that may apply to shareholders that are not natural persons.


Alternative Minimum Tax. Distributions derived from interest which is exempt from regular federal income tax may subject corporate shareholders to or increase their liability under the corporate alternative minimum tax (AMT). A portion of such distributions may constitute a tax preference item for individual shareholders and may subject them to or increase their liability under the AMT.


Dividends Received Deductions. Distributions will qualify for the corporate dividends received deduction only to the extent that dividends earned by the fund qualify. Any such dividends are, however, includable in adjusted current earnings for purposes of computing corporate AMT. The dividends received deduction for eligible dividends is subject to a holding period requirement modified pursuant to the Taxpayer Relief Act of 1997 (the "1997 Act").


Return of Capital Distributions. To the extent that a distribution is a return of capital for federal tax purposes, it reduces the cost basis of the shares on the record date and is similar to a partial return of the original investment (on which a sales charge may have been paid). There is no recognition of a gain or loss, however, unless the return of capital reduces the cost basis in the shares to below zero.


Funds that invest in U.S. Government Securities. Many states grant tax-free status to dividends paid to shareholders of mutual funds from interest income earned by the fund from direct obligations of the U.S. government. Investments in mortgage-backed securities (including GNMA, FNMA and FHLMC Securities) and repurchase agreements collateralized by U.S. government securities do not qualify as direct federal obligations in most states. Shareholders should consult with their own tax advisors about the applicability of state and local intangible property, income or other taxes to their fund shares and distributions and redemption proceeds received from the fund.


Fund Distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains.

The 1997 Act created two categories of long term capital gains. One rate (generally 28%) applies to gains from securities held for more than one year but not more than eighteen months ("28% rate gains") while a more preferable rate (generally 20%) applies to the balance of long term gains ("adjusted net capital gains"). Effective January 1, 1998, the IRS Restructuring and Reform Act eliminated the eighteen-month holding period that was required to take advantage of the preferable rate. Any distributions of net capital gains from securities sold after December 31, 1997 will be eligible for the preferred rate (generally 20%).


Distributions of net capital gains from assets disposed of prior to January 1, 1998 will be treated in the hands of shareholders as 28% rate gains to the extent designated by the fund as derived from net gains from assets held for more than one year but less than eighteen months. The remaining net capital gains from assets held for more than one year will be designated as adjusted net capital gain. Distributions of 28% rate gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund. Distributions will be taxed as described above whether received in cash or in fund shares.


Distributions from Tax-Exempt Funds. Each tax-exempt fund will have at least 50% of its total assets invested in tax-exempt bonds at the end of each quarter so that dividends from net interest income on tax-exempt bonds will be exempt from federal income tax when received by a shareholder. The tax-exempt portion of dividends paid will be designated within 60 days after year-end based upon the ratio of net tax-exempt income to total net investment income earned during the year. That ratio may be substantially different from the ratio of net tax-exempt income to total net investment income earned during any particular portion of the year. Thus, a shareholder who holds shares for only a part of the year may be allocated more or less tax-exempt dividends than would be the case if the allocation were based on the ratio of net tax-exempt income to total net investment income actually earned while a shareholder.


The Tax Reform Act of 1986 makes income from certain "private activity bonds" issued after August 7, 1986, a tax preference item for the AMT at the maximum rate of 28% for individuals and 20% for corporations. If the fund invests in private activity bonds, shareholders may be subject to the AMT on that part of the distributions derived from interest income on such bonds. Other provisions of the Tax Reform Act affect the tax treatment of distributions for corporations, casualty insurance companies and financial institutions; interest on all tax-exempt bonds is included in corporate adjusted current earnings when computing the AMT applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the AMT is included in a corporation's alternative minimum taxable income.


Dividends derived from any investments other than tax-exempt bonds and any distributions of short-term capital gains are taxable to shareholders as ordinary income. Any distributions of net long-term capital gains will in general be taxable to shareholders as long-term capital gains regardless of the length of time fund shares are held. The 1997 Act subjected long term capital gains to a maximum tax rate of either 28% or 20% depending on the holding period in the portfolio assets generating the gain. Effective for any assets disposed of after December 31, 1997, the IRS Restructuring and Reform Act has eliminated the 28% tax rate on long term gains. Any gains from assets disposed of after that date and held for more than one year will be taxed at the maximum rate of 20%.


A tax-exempt fund may at times purchase tax-exempt securities at a discount and some or all of this discount may be included in the fund's ordinary income which will be taxable when distributed. Any market discount recognized on a tax-exempt bond purchased after April 30, 1993, with a term at time of issue of one year or more is taxable as ordinary income. A market discount bond is a bond acquired in the secondary market at a price below its "stated redemption price" (in the case of a bond with original issue discount, its "revised issue price").


Shareholders receiving social security and certain retirement benefits may be taxed on a portion of those benefits as a result of receiving tax-exempt income, including tax-exempt dividends from the fund.

Special Tax Rules Applicable to Tax-Exempt Funds. Income distributions to shareholders who are substantial users or related persons of substantial users of facilities financed by industrial revenue bonds may not be excludable from their gross income if such income is derived from such bonds. Income derived from the fund's investments other than tax-exempt instruments may give rise to taxable income. The fund's shares must be held for more than six months in order to avoid the disallowance of a capital loss on the sale of fund shares to the extent of tax-exempt dividends paid during that period. A shareholder who borrows money to purchase the fund's shares will not be able to deduct the interest paid with respect to such borrowed money.

Sales of Shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as 20% rate gain if the shares have been held for more than 12 months, and if the sale, exchange or redemption occurred on or after January 1, 1998.. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held more than 12 months, and otherwise as short-term loss. However, any loss realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to those shares. All or a portion of any loss realized upon a taxable disposition of shares will be disallowed if other shares are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.


Backup Withholding. Certain distributions and redemptions may be subject to a 31% backup withholding unless a taxpayer identification number and certification that the shareholder is not subject to the withholding is provided to the fund. This number and form may be provided by either a Form W-9 or the accompanying application. In certain instances, LFSI may be notified by the Internal Revenue Service that a shareholder is subject to backup withholding.


Excise Tax. To the extent that the fund does not annually distribute substantially all taxable income and realized gains, it is subject to an excise tax. The Advisor intends to avoid this tax except when the cost of processing the distribution is greater than the tax.


Tax Accounting Principles. To qualify as a "regulated investment company," the fund must (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the fund and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities).


Hedging Transactions. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Securities Issued at a Discount. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In such cases, the fund may be required to sell assets (including when it is not advantageous to do so) to generate the cash necessary to distribute as dividends to its shareholders all of its income and gains and therefore to eliminate any tax liability at the fund level.


Foreign Currency-Denominated Securities and Related Hedging Transactions. The fund's transactions in foreign currencies, foreign currency-denominated debt securities, certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.


If more than 50% of the fund's total assets at the end of its fiscal year are invested in stock or securities of foreign corporate issuers, the fund may make an election permitting its shareholders to take a deduction or credit for federal tax purposes for their portion of certain qualified foreign taxes paid by the fund. The Advisor will consider the value of the benefit to a typical shareholder, the cost to the fund of compliance with the election, and incidental costs to shareholders in deciding whether to make the election. A shareholder's ability to claim such a foreign tax credit will be subject to certain limitations imposed by the Code (including a holding period requirement imposed pursuant to the 1997 Act), as a result of which a shareholder may not get a full credit for the amount of foreign taxes so paid by the fund. Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.


Investment by the fund in certain "passive foreign investment companies" could subject the fund to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to fund shareholders. However, the fund may be able to elect to treat a passive foreign investment company as a "qualified electing fund," in which case the fund will be required to include its share of the company's income and net capital gain annually, regardless of whether it receives any distribution from the company. Alternatively, the fund may make an election to mark the gains (and to a limited extent losses) in such holdings "to the market" as though it had sold and repurchased its holdings in those passive foreign investment companies on the last day of the fund's taxable year. Such gains and losses are treated as ordinary income and loss. The qualified electing fund and mark-to-market elections may have the effect of accelerating the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the fund to avoid taxation. Making either of these elections therefore may require a fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect a fund's total return.


MANAGEMENT OF THE FUNDS (in this section, and the following sections entitled "Trustees and Officers," "The Management Agreement," "Administration Agreement," "The Pricing and Bookkeeping Agreement," "Portfolio Transactions," "Investment decisions," and "Brokerage and research services," the "Advisor" refers to Colonial Management Associates, Inc.)


The Advisor is the investment advisor to each of the funds (except for Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Tiger Cub Fund, Newport Japan Opportunities Fund, Newport Greater China Fund and Newport Asia Pacific Fund - see Part I of each Fund's respective SAI for a description of the investment advisor). The Advisor is a subsidiary of The Colonial Group, Inc. (TCG), One Financial Center, Boston, MA 02111. TCG is a direct majority-owned subsidiary of Liberty Financial Companies, Inc. (Liberty Financial), which in turn is a direct subsidiary of majority-owned LFC Holdings, Inc., which in turn is a direct subsidiary of Liberty Mutual Equity Corporation, which in turn is a wholly-owned subsidiary of Liberty Mutual Insurance Company (Liberty Mutual). Liberty Mutual is an underwriter of workers' compensation insurance and a property and casualty insurer in the U.S. Liberty Financial's address is 600 Atlantic Avenue, Boston, MA 02210. Liberty Mutual's address is 175 Berkeley Street, Boston, MA 02117.


Trustees and Officers (this section applies to all of the funds)


Name and Address                Age      Position with Fund     Principal Occupation  During Past Five Years
----------------                ---      ------------------     --------------------------------------------

Robert J. Birnbaum              70       Trustee                Consultant (formerly Special Counsel, Dechert Price &
313 Bedford Road                                                Rhoads from September, 1988 to December, 1993, President,
Ridgewood, NJ 07450                                             New York Stock Exchange from May, 1985 to June, 1988,
                                                                President, American Stock Exchange, Inc. from 1977 to
                                                                May, 1985).

                                       14

Tom Bleasdale                   68       Trustee                Retired (formerly Chairman of the Board and Chief
11 Carriage Way                                                 Executive Officer, Shore Bank & Trust Company from
Danvers, MA 01923                                               1992-1993), is a Director of The Empire Company since
                                                                June, 1995.

John V. Carberry *              51       Trustee                Senior Vice President of Liberty Financial Companies,
56 Woodcliff Road                                               Inc. (formerly Managing Director, Salomon Brothers
Wellesley Hills, MA  02481                                      (investment banking) from January, 1988 to January, 1998).

Lora S. Collins                 62       Trustee                Attorney  (formerly Attorney, Kramer, Levin, Naftalis &
1175 Hill Road                                                  Frankel from  September, 1986 to November, 1996).
Southold, NY 11971

James E. Grinnell               68       Trustee                Private Investor since November, 1988.
22 Harbor Avenue
Marblehead, MA 01945



Richard W. Lowry                62       Trustee                Private Investor since August, 1987.
10701 Charleston Drive
Vero Beach, FL 32963

Salvatore Macera                67       Trustee                Private Investor (formerly Executive Vice President of
26 Little Neck Lane                                             Itek Corp. and President of Itek Optical & Electronic
New Seabury, MA  02649                                          Industries, Inc. (electronics)).

William E. Mayer*               58       Trustee                Partner, Development Capital, LLC (formerly Dean, College
500 Park Avenue, 5th Floor                                      of Business and Management, University of Maryland from
New York, NY 10022                                              October, 1992 to November, 1996; Dean, Simon Graduate
                                                                School of  Business, University of Rochester from
                                                                October, 1991 to July, 1992).

James L. Moody, Jr.             66       Trustee                Retired (formerly Chairman of the Board, Hannaford Bros.
16 Running Tide Road                                            Co. from May, 1984 to May, 1997, and Chief Executive
Cape Elizabeth, ME 04107                                        Officer, Hannaford Bros. Co. from May, 1973 to May, 1992).

John J. Neuhauser               55       Trustee                Dean, Boston College School of Management since
140 Commonwealth Avenue                                         September, 1977.
Chestnut Hill, MA 02167



Thomas E. Stitzel               58       Trustee                Professor of Finance, College of Business, Boise State
2208 Tawny Woods Place                                          University (higher education); Business consultant and
Boise, ID  83706                                                author.

                                       15

Robert L. Sullivan              70       Trustee                Retired Partner, KPMG Peat Marwick LLP
45 Sankaty Avenue
Siaconset, MA 02564

Anne-Lee Verville               51       Trustee                Consultant (formerly General Manager, Global Education
359 Stickney Hill Road                                          Industry from 1994 to 1997, and President, Applications
Hopkinton, NH  03229                                            Solutions Division from 1991 to 1994, IBM Corporation
                                                                (global education and global applications).


Stephen E. Gibson               45       President              Chairman of the Board since July, 1998, Chief Executive
                                                                Officer and President since December 1996, and
                                                                President of funds since June, 1998; Director, since
                                                                July 1996 of the Advisor (formerly Executive Vice
                                                                President from July, 1996 to December, 1996); Director,
                                                                Chief Executive Officer and President of TCG since
                                                                December, 1996 (formerly Managing Director of Marketing
                                                                of Putnam Investments, June, 1992 to July, 1996.)

J. Kevin Connaughton            34       Controller and         Controller and Chief Accounting Officer of funds since
                                         Chief Accounting       February, 1998, Vice President of the Advisor since
                                         Officer                February, 1998 (formerly Senior Tax Manager, Coopers &
                                                                Lybrand, LLP from April, 1996 to January, 1998; Vice
                                                                President, 440 Financial Group/First Data Investor Services
                                                                Group from March ,1994 to April, 1996; Vice President, The
                                                                Boston Company (subsidiary of Mellon Bank) from December,
                                                                1993 to March, 1994; Assistant Vice President and Tax
                                                                Manager, The Boston Company from March, 1992 to December,
                                                                1993).

                                       16

Timothy J. Jacoby               45       Treasurer and          Treasurer and Chief Financial Officer of funds since
                                         Chief Financial        October, 1996 (formerly Controller and Chief Accounting
                                         Officer                Officer from October, 1997 to February, 1998), is
                                                                Senior Vice President of the Advisor since September, 1996
                                                                (formerly Senior Vice President, Fidelity Accounting and
                                                                Custody Services from September, 1993 to September, 1996 and
                                                                Assistant Treasurer to the Fidelity Group of Funds from
                                                                August, 1990 to September, 1993).

Nancy L. Conlin                 44       Secretary              Secretary of the funds since April, 1998 (formerly
                                                                Assistant Secretary from July, 1994 to April, 1998), is
                                                                Director, Senior Vice President, General Counsel, Clerk
                                                                and Secretary of the Advisor since April, 1998
                                                                (formerly Vice President, Counsel, Assistant Secretary
                                                                and Assistant Clerk from July, 1994 to April, 1998),
                                                                Vice President - Legal, General Counsel and Clerk of
                                                                TCG since April, 1998 (formerly Assistant Clerk from
                                                                July, 1994 to April, 1998)

Davey S. Scoon                  51       Vice President         Vice President of the funds since June, 1993, is
                                                                Executive Vice President since July, 1993 and Director
                                                                since March, 1985 of the Advisor (formerly Senior Vice
                                                                President and Treasurer of the Advisor from March, 1985
                                                                to July, 1993); Executive Vice President and Chief
                                                                Operating Officer, TCG since March, 1995 (formerly Vice
                                                                President - Finance and Administration of TCG from
                                                                November, 1985 to March, 1995).


* A Trustee who is an "interested person" (as defined in the Investment Company Act of 1940 ("1940 Act")) of the fund or the Advisor.


The business address of the officers of each Fund is One Financial Center, Boston, MA 02111.


The Trustees serve as trustees of all funds for which each Trustee will receive an annual retainer of $45,000 and attendance fees of $8,000 for each regular joint meeting and $1,000 for each special joint meeting. Committee chairs and the lead Trustee receive an annual retainer of $5,000 and Committee chairs receive $1,000 for each special meeting attended on a day other than a regular joint meeting day. Committee members receive an annual retainer of $1,000 and $1,000 for each special meeting attended on a day other than a regular joint meeting day. Two-thirds of the Trustee fees are allocated among the funds based on each fund's relative net assets and one-third of the fees are divided equally among the funds.


The Advisor and/or its affiliate, Colonial Advisory Services, Inc. (CASI), has rendered investment advisory services to investment company, institutional and other clients since 1931. The Advisor currently serves as investment advisor or administrator for 39 open-end and 5 closed-end management investment company portfolios. Trustees and officers of the Trust, who are also officers of the Advisor or its affiliates, will benefit from the advisory fees, sales commissions and agency fees paid or allowed by the Trust. More than 30,000 financial advisors have recommended the funds to over 800,000 clients worldwide, representing more than $16.3 billion in assets.


The Agreement and Declaration of Trust (Declaration) of the Trust provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust but that such indemnification will not relieve any officer or Trustee of any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The Trust, at its expense, provides liability insurance for the benefit of its Trustees and officers.


The Management Agreement (this section does not apply to Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund or Newport Asia Pacific Fund)


Under a Management Agreement (Agreement), the Advisor has contracted to furnish each fund with investment research and recommendations or fund management, respectively, and accounting and administrative personnel and services, and with office space, equipment and other facilities. For these services and facilities, each fund pays a monthly fee based on the average of the daily closing value of the total net assets of each fund for such month. Under the Agreement, any liability of the Advisor to the Trust, a fund and/or its shareholders is limited to situations involving the Advisor's own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties.


The Agreement may be terminated with respect to the fund at any time on 60 days' written notice by the Advisor or by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund. The Agreement will automatically terminate upon any assignment thereof and shall continue in effect from year to year only so long as such continuance is approved at least annually (i) by the Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Advisor or the Trust, cast in person at a meeting called for the purpose of voting on such approval.


The Advisor pays all salaries of officers of the Trust. The Trust pays all expenses not assumed by the Advisor including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Trust pays the cost of printing and mailing any Prospectuses sent to shareholders. LFDI pays the cost of printing and distributing all other Prospectuses.


Administration Agreement (this section applies only to Colonial
Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund and their respective Trusts).


Under an Administration Agreement with each fund named above, the Advisor, in its capacity as the Administrator to each fund, has contracted to perform the following administrative services:

            (a)     providing office space, equipment and clerical personnel;

            (b) arranging, if desired by the respective Trust, for its directors, officers and employees to serve as Trustees, officers or agents of each fund;

            (c) preparing and, if applicable, filing all documents required for compliance by each fund with applicable laws and regulations;

            (d) preparation of agendas and supporting documents for and minutes of meetings of Trustees, committees of Trustees and shareholders;

            (e) coordinating and overseeing the activities of each fund's other third-party service providers; and

            (f)     maintaining certain books and records of each fund.


With respect to Colonial Money Market Fund and Colonial Municipal Money Market Fund, the Administration Agreement for these funds provides for the following services in addition to the services referenced above:

            (g) Monitoring compliance by the fund with Rule 2a-7 under the (1940 Act and reporting to the Trustees from time to time with respect thereto; and

            (h)     Monitoring the investments and operations of the following
                    Portfolios: SR&F Municipal Money Market Portfolio (Municipal Money Market Portfolio) in which Colonial Municipal Money Market Fund is invested;

                    SR&F Cash Reserves Portfolio in which Colonial Money Market Fund is invested; and LFC Utilities Trust (LFC Portfolio) in which Colonial Global Utilities Fund is invested and reporting to the Trustees from time to time with respect thereto.


The Advisor is paid a monthly fee at the annual rate of average daily net assets set forth in Part 1 of this Statement of Additional Information.


The Pricing and Bookkeeping Agreement

The Advisor provides pricing and bookkeeping services to each fund pursuant to a Pricing and Bookkeeping Agreement. The Advisor, in its capacity as the Administrator to each of Colonial Money Market Fund, Colonial Municipal Money Market Fund and Colonial Global Utilities Fund, is paid an annual fee of $18,000, plus 0.0233% of average daily net assets in excess of $50 million. For each of the other funds (except for Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger

Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund), the Advisor is paid monthly a fee of $2,250 by each fund, plus a monthly percentage fee based on net assets of the fund equal to the following:


                        1/12 of 0.000%  of the  first  $50  million;
                        1/12 of  0.035%  of the next  $950  million;
                        1/12 of 0.025% of the next $1 billion;  1/12
                        of 0.015% of the next $1 billion; and 1/12 of 0.001% on the excess over $3 billion


The Advisor provides pricing and bookkeeping services to Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund for an annual fee of $27,000, plus 0.035% of each fund's average daily net assets over $50 million.


Stein Roe & Farnham Incorporated, the investment advisor of each of the Municipal Money Market Portfolio and LFC Portfolio, provides pricing and bookkeeping services to each Portfolio for a fee of $25,000 plus 0.0025% annually of average daily net assets of each Portfolio over $50 million.


Portfolio Transactions

The following sections entitled "Investment decisions" and "Brokerage and research services" do not apply to Colonial Money Market Fund, Colonial Municipal Money Market Fund, and Colonial Global Utilities Fund. For each of these funds, see Part 1 of its respective SAI. The Advisor of Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund follows the same procedures as those set forth under "Brokerage and research services."


Investment decisions. The Advisor acts as investment advisor to each of the funds (except for the Colonial Money Market Fund, Colonial Municipal Money Market Fund, Colonial Global Utilities Fund, Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund, each of which is administered by the AdvisorAdvisoradvisor. The Advisor's affiliate, CASI, advises other institutional, corporate, fiduciary and individual clients for which CASI performs various services. Various officers and Trustees of the Trust also serve as officers or Trustees of other funds and the other corporate or fiduciary clients of the Advisor. The funds and clients advised by the Advisor or the funds administered by the Advisor sometimes invest in securities in which the fund also invests and sometimes engage in covered option writing programs and enter into transactions utilizing stock index options and stock index and financial futures and related options ("other instruments"). If the fund, such other funds and such other clients desire to buy or sell the same portfolio securities, options or other instruments at about the same time, the purchases and sales are normally made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each. Although in some cases these practices could have a detrimental effect on the price or volume of the securities, options or other instruments as far as the Fund is concerned, in most cases it is believed that these practices should produce better executions. It is the opinion of the Trustees that the desirability of retaining the Advisor as investment advisor to the funds outweighs the disadvantages, if any, which might result from these practices.


The portfolio managers of Colonial Utilities Fund, a series of Colonial Trust IV, will use the trading facilities of Stein Roe & Farnham Incorporated, an affiliate of the Advisor, to place all orders for the purchase and sale of this fund's portfolio securities, futures contracts and foreign currencies.


Brokerage and research services. Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to seeking "best execution" (as defined below) and such other policies as the Trustees may determine, the Advisor may consider sales of shares of the funds as a factor in the selection of broker-dealers to execute securities transactions for a fund.


The Advisor places the transactions of the funds with broker-dealers selected by the Advisor and, if applicable, negotiates commissions. Broker-dealers may receive brokerage commissions on portfolio transactions, including the purchase and writing of options, the effecting of closing purchase and sale transactions, and the purchase and sale of underlying securities upon the exercise of options and the purchase or sale of other instruments. The funds from time to time also execute portfolio transactions with such broker-dealers acting as principals. The funds do not intend to deal exclusively with any particular broker-dealer or group of broker-dealers.

It is the Advisor's policy generally to seek best execution, which is to place the funds' transactions where the funds can obtain the most favorable combination of price and execution services in particular transactions or provided on a continuing basis by a broker-dealer, and to deal directly with a principal market maker in connection with over-the-counter transactions, except when it is believed that best execution is obtainable elsewhere. In evaluating the execution services of, including the overall reasonableness of brokerage commissions paid to, a broker-dealer, consideration is given to, among other things, the firm's general execution and operational capabilities, and to its reliability, integrity and financial condition.


Securities transactions of the funds may be executed by broker-dealers who also provide research services (as defined below) to the Advisor and the funds. The Advisor may use all, some or none of such research services in providing investment advisory services to each of its investment company and other clients, including the fund. To the extent that such services are used by the Advisor, they tend to reduce the Advisor's expenses. In the Advisor's opinion, it is impossible to assign an exact dollar value for such services.


The Trustees have authorized the Advisor to cause the funds to pay a broker-dealer which provides brokerage and research services to the Advisor an amount of commission for effecting a securities transaction, including the sale of an option or a closing purchase transaction, for the funds in excess of the amount of commission which another broker-dealer would have charged for effecting that transaction. As provided in Section 28(e) of the Securities Exchange Act of 1934, "brokerage and research services" include advice as to the value of securities, the advisability of investing in, purchasing or selling securities and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends and portfolio strategy and performance of accounts; and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). The Advisor must determine in good faith that such greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of that particular transaction or the Advisor's overall responsibilities to the funds and all its other clients.


The Trustees have authorized the Advisor to utilize the services of a clearing agent with respect to all call options written by funds that write options and to pay such clearing agent commissions of a fixed amount per share (currently
1.25 cents) on the sale of the underlying security upon the exercise of an option written by a fund.


The Advisor may use the services of AlphaTrade Inc. (ATI), its registered broker-dealer subsidiary, when buying or selling equity securities for a fund's portfolio of, pursuant to procedures adopted by the Trustees and 1940 Act Rule 17e-1. Under the Rule, the Advisor must ensure that commissions a Fund pays ATI on portfolio transactions are reasonable and fair compared to commissions received by other broker-dealers in connection with comparable transactions involving similar securities being bought or sold at about the same time. The Advisor will report quarterly to the Trustees on all securities transactions placed through ATI so that the Trustees may consider whether such trades complied with these procedures and the Rule. ATI employs electronic trading methods by which it seeks to obtain best price and execution for the fund, and will use a clearing broker to settle trades.


Principal Underwriter

LFDI is the principal underwriter of the Trust's shares. LFDI has no obligation to buy the funds' shares, and purchases the funds' shares only upon receipt of orders from authorized FSFs or investors.


Investor Servicing and Transfer Agent

LFSI is the Trust's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the Trust. The fee paid to LFSI is based on the average daily net assets of each fund plus reimbursement for certain out-of-pocket expenses. See "Fund Charges and Expenses" in Part 1 of this SAI for information on fees received by LFSI. The agreement continues indefinitely but may be terminated by 90 days' notice by the fund to LFSI or generally by 6 months' notice by LFSI to the fund. The agreement limits the liability of LFSI to the fund for loss or damage incurred by the fund to situations involving a failure of LFSI to use reasonable care or to act in good faith in performing its duties under the agreement. It also provides that the fund will indemnify LFSI against, among other things, loss or damage incurred by LFSI on account of any claim, demand, action or suit made on or against LFSI not resulting from LFSI's bad faith or negligence and arising out of, or in connection with, its duties under the agreement.

DETERMINATION OF NET ASSET VALUE

Each fund determines net asset value (NAV) per share for each Class as of the close of the New York Stock Exchange (Exchange) (generally 4:00 p.m. Eastern time, 3:00 p.m. Central time) each day the Exchange is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. Funds with portfolio securities which are primarily listed on foreign exchanges may experience trading and changes in NAV on days on which such fund does not determine NAV due to differences in closing policies among exchanges. This may significantly affect the NAV of the fund's redeemable securities on days when an investor cannot redeem such securities. The net asset value of the Municipal Money Market Portfolio will not be determined on days when the Exchange is closed unless, in the judgment of the Municipal Money Market Portfolio's Board of Trustees, the net asset value of the Municipal Money Market Portfolio should be determined on any such day, in which case the determination will be made at 3:00 p.m., Central time. Debt securities generally are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. However, in circumstances where such prices are not available or where the Advisor deems it appropriate to do so, an over-the-counter or exchange bid quotation is used. Securities listed on an exchange or on NASDAQ are valued at the last sale price. Listed securities for which there were no sales during the day and unlisted securities are valued at the last quoted bid price. Options are valued at the last sale price or in the absence of a sale, the mean between the last quoted bid and offering prices. Short-term obligations with a maturity of 60 days or less are valued at amortized cost pursuant to procedures adopted by the Trustees. The values of foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate for that day. Portfolio positions for which there are no such valuations and other assets are valued at fair value as determined by the Advisor in good faith under the direction of the Trust's Board of Trustees.


Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. Trading on certain foreign securities markets may not take place on all business days in New York, and trading on some foreign securities markets takes place on days which are not business days in New York and on which the fund's NAV is not calculated. The values of these securities used in determining the NAV are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of each fund's NAV. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trust's Board of Trustees.


(The following two paragraphs are applicable only to Newport Tiger Fund, Newport Japan Opportunities Fund, Newport Tiger Cub Fund, Newport Greater China Fund and Newport Asia Pacific Fund - "Advisor" in these two paragraphs refers to each fund's Advisor, Newport Fund Management, Inc.)


Trading in securities on stock exchanges and over-the-counter markets in the Far East is normally completed well before the close of the business day in New York. Trading on Far Eastern securities markets may not take place on all business days in New York, and trading on some Far Eastern securities markets does take place on days which are not business days in New York and on which the fund's NAV is not calculated.


The calculation of the fund's NAV accordingly may not take place contemporaneously with the determination of the prices of the fund's portfolio securities used in such calculations. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the Exchange (when the fund's NAV is calculated) will not be reflected in the fund's calculation of NAV unless the Advisor, acting under procedures established by the Board of Trustees of the Trust, deems that the particular event would materially affect the fund's NAV, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the NAV of the fund's shares into U.S. dollars at prevailing market rates.


Amortized Cost for Money Market Funds (this section currently does not apply to Colonial Money Market funds, - see "Amortized Cost for Money Market Funds" under "Other Information Concerning the Portfolio" in Part 1 of the SAI of and Colonial Municipal Money Market Fund for information relating to the Municipal Money Market Portfolio)


Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.


Portfolio instruments are valued under the amortized cost method, whereby the instrument is recorded at cost and thereafter amortized to maturity. This method assures a constant NAV but may result in a yield different from that of the same portfolio under the market value method. The Trust's Trustees have adopted procedures intended to stabilize a money market fund's NAV per share at $1.00. When a money market fund's market value deviates from the amortized cost of $1.00, and results in a material dilution to existing shareholders, the Trust's Trustees will take corrective action that may include: realizing gains or losses; shortening the portfolio's maturity; withholding distributions; redeeming shares in kind; or converting to the market value method (in which case the NAV per share may differ from $1.00). All investments will be determined pursuant to procedures approved by the Trust's Trustees to present minimal credit risk.


See the Statement of Assets and Liabilities in the shareholder report of the Colonial Money Market Fund for a specimen price sheet showing the computation of maximum offering price per share of Class A shares.

HOW TO BUY SHARES
The Prospectus contains a general description of how investors may buy shares of the und and tables of charges. This SAI contains additional information which may be of interest to investors.


The Fund will accept unconditional orders for shares to be executed at the public offering price based on the NAV per share next determined after the order is placed in good order. The public offering price is the NAV plus the applicable sales charge, if any. In the case of orders for purchase of shares placed through FSFs, the public offering price will be determined on the day the order is placed in good order, but only if the FSF receives the order prior to the time at which shares are valued and transmits it to the fund before the fund processes that day's transactions. If the FSF fails to transmit before the fund processes that day's transactions, the customer's entitlement to that day's closing price must be settled between the customer and the FSF. If the FSF receives the order after the time at which the fund values its shares, the price will be based on the NAV determined as of the close of the Exchange on the next day it is open. If funds for the purchase of shares are sent directly to LFSI, they will be invested at the public offering price next determined after receipt in good order. Payment for shares of the Fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.


The fund receives the entire NAV of shares sold. For shares subject to an initial sales charge, LFDI's commission is the sales charge shown in the Fund's Prospectus less any applicable FSF discount. The FSF discount is the same for all FSFs, except that LFDI retains the entire sales charge on any sales made to a shareholder who does not specify a FSF on the Investment Account Application ("Application"). LFDI generally retains 100% of any asset-based sales charge (distribution fee) or contingent deferred sales charge. Such charges generally reimburse LFDI for any up-front and/or ongoing commissions paid to FSFs.

Checks presented for the purchase of shares of the fund which are returned by the purchaser's bank or checkwriting privilege checks for which there are insufficient funds in a shareholder's account to cover redemption will subject such purchaser or shareholder to a $15 service fee for each check returned. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

LFSI acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, the designated FSF will receive the applicable sales commission. Shareholders may change FSFs at any time by written notice to LFSI, provided the new FSF has a sales agreement with LFDI.


Shares credited to an account are transferable upon written instructions in good order to LFSI and may be redeemed as described under "How to Sell Shares" in the Prospectus. Certificates will not be issued for Class A shares unless specifically requested and no certificates will be issued for Class B, C, T or Z shares. The Colonial money market funds will not issue certificates. Shareholders may send any certificates which have been previously acquired to LFSI for deposit to their account.


SPECIAL PURCHASE PROGRAMS/INVESTOR SERVICES
The following special purchase programs/investor services may be changed or eliminated at any time.


Fundamatic Program. As a convenience to investors, shares of most funds advised by Colonial, Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated may be purchased through the Fundamatic Program. Preauthorized monthly bank drafts or electronic funds transfer for a fixed amount of at least $50 are used to purchase a fund's shares at the public offering price next determined after LFDI receives the proceeds from the draft (normally the 5th or the 20th of each month, or the next business day thereafter). If your Fundamatic purchase is by electronic funds transfer, you may request the Fundamatic purchase for any day. Further information and application forms are available from FSFs or from LFDI.


Automated Dollar Cost Averaging (Classes A, B and C). The Automated Dollar Cost Averaging program allows you to exchange $100 or more on a monthly basis from any mutual fund advised by Colonial, Newport Fund Management, Inc. and Stein Roe & Farnham Incorporated in which you have a current balance of at least $5,000 into the same class of shares of up to four other funds. Complete the Automated Dollar Cost Averaging section of the Application. The designated amount will be exchanged on the third Tuesday of each month. There is no charge for exchanges made pursuant to the Automated Dollar Cost Averaging program. Exchanges will continue so long as your fund balance is sufficient to complete the transfers. Your normal rights and privileges as a shareholder remain in full force and effect. Thus you can buy any fund, exchange between the same Class of shares of funds by written instruction or by telephone exchange if you have so elected and withdraw amounts from any fund, subject to the imposition of any applicable CDSC.


Any additional payments or exchanges into your fund will extend the time of the Automated Dollar Cost Averaging program.

An exchange is a capital sale transaction for federal income tax purposes.

You may terminate your program, change the amount of the exchange (subject to the $100 minimum), or change your selection of funds, by telephone or in writing; if in writing by mailing your instructions to Colonial Investors Service Center, Inc. P.O. Box 1722, Boston, MA 02105-1722.

You should consult your FSF or investment advisor to determine whether or not the Automated Dollar Cost Averaging program is appropriate for you.


LFDI offers several plans by which an investor may obtain reduced initial or contingent deferred sales charges. These plans may be altered or discontinued at any time. See "Programs For Reducing or Eliminating Sales Charges" for more information.


Tax-Sheltered Retirement Plans. LFDI offers prototype tax-qualified plans, including Individual Retirement Accounts (IRAs), and Pension and Profit-Sharing Plans for individuals, corporations, employees and the self-employed. The minimum initial Retirement Plan investment is $25. BankBoston, N.A. is the Trustee of LFDI prototype plans and charges a $10 annual fee. Detailed information concerning these Retirement Plans and copies of the Retirement Plans are available from LFDI.


Participants in non-LFDI prototype Retirement Plans (other than IRAs) also are charged a $10 annual fee unless the plan maintains an omnibus account with LFSI. Participants in LFDI prototype Plans (other than IRAs) who liquidate the total value of their account will also be charged a $15 close-out processing fee payable to LFSI. The fee is in addition to any applicable CDSC. The fee will not apply if the participant uses the proceeds to open a LFDI IRA Rollover account in any fund, or if the Plan maintains an omnibus account.


Consultation with a competent financial and tax advisor regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security Act of 1974 or otherwise is recommended.


Telephone Address Change Services. By calling LFSI, shareholders or their FSF of record may change an address on a recorded telephone line. Confirmations of address change will be sent to both the old and the new addresses. Telephone redemption privileges are suspended for 30 days after an address change is effected.


Cash Connection. Dividends and any other distributions, including Systematic Withdrawal Plan (SWP) payments, may be automatically deposited to a shareholder's bank account via electronic funds transfer. Shareholders wishing to avail themselves of this electronic transfer procedure should complete the appropriate sections of the Application.


Automatic Dividend Diversification. The automatic dividend diversification reinvestment program (ADD) generally allows shareholders to have all distributions from a fund automatically invested in the same class of shares of another fund. An ADD account must be in the same name as the shareholder's existing open account with the particular fund. Call LFSI for more information at 1-800-422-3737.

PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES

Right of Accumulation and Statement of Intent (Class A and Class T shares only) (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares). Reduced sales charges on Class A and T shares can be effected by combining a current purchase with prior purchases of Class A, B, C, T and Z shares of the funds distributed by LFDI. The applicable sales charge is based on the combined total of:

1.   the current purchase; and

2. the value at the public offering price at the close of business on the previous day of all funds' Class A shares held by the shareholder (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another fund other than a money market fund and Class B, C, T and Z shares).

LFDI must be promptly notified of each purchase which entitles a shareholder to a reduced sales charge. Such reduced sales charge will be applied upon confirmation of the shareholder's holdings by LFSI. A fund may terminate or amend this Right of Accumulation.


Any person may qualify for reduced sales charges on purchases of Class A and T shares made within a thirteen-month period pursuant to a Statement of Intent ("Statement"). A shareholder may include, as an accumulation credit toward the completion of such Statement, the value of all Class A, B, C, T and Z shares held by the shareholder on the date of the Statement in funds (except shares of any money market fund, unless such shares were acquired by exchange from Class A shares of another non-money market fund). The value is determined at the public offering price on the date of the Statement. Purchases made through reinvestment of distributions do not count toward satisfaction of the Statement.


During the term of a Statement, LFSI will hold shares in escrow to secure payment of the higher sales charge applicable to Class A or T shares actually purchased. Dividends and capital gains will be paid on all escrowed shares and these shares will be released when the amount indicated has been purchased. A Statement does not obligate the investor to buy or a fund to sell the amount of the Statement.


If a shareholder exceeds the amount of the Statement and reaches an amount which would qualify for a further quantity discount, a retroactive price adjustment will be made at the time of expiration of the Statement. The resulting difference in offering price will purchase additional shares for the shareholder's account at the applicable offering price. As a part of this adjustment, the FSF shall return to LFDI the excess commission previously paid during the thirteen-month period.


If the amount of the Statement is not purchased, the shareholder shall remit to LFDI an amount equal to the difference between the sales charge paid and the sales charge that should have been paid. If the shareholder fails within twenty days after a written request to pay such difference in sales charge, LFSI will redeem that number of escrowed Class A shares to equal such difference. The additional amount of FSF discount from the applicable offering price shall be remitted to the shareholder's FSF of record.


Additional information about and the terms of Statements of Intent are available from your FSF, or from LFSI at 1-800-345-6611.


Colonial Asset Builder Investment Program (this section currently applies only to the Class A shares of Colonial Select Value Fund and The Colonial Fund, each a series of Colonial Trust III). A reduced sales charge applies to a purchase of certain funds' Class A shares under a Statement of Intent for the Colonial Asset Builder Investment Program. The Program offer may be withdrawn at any time without notice. A completed Program may serve as the initial investment for a new Program, subject to the maximum of $4,000 in initial investments per investor. Shareholders in this program are subject to a 5% sales charge. LFSI will escrow shares to secure payment of the additional sales charge on amounts invested if the Program is not completed. Escrowed shares are credited with distributions and will be released when the Program has ended. Shareholders are subject to a 1% fee on the amount invested if they do not complete the Program. Prior to completion of the Program, only scheduled Program investments may be made in a fund in which an investor has a Program account. The following services are not available to Program accounts until a Program has ended:

Systematic Withdrawal Plan              Share Certificates

Sponsored Arrangements                  Exchange Privilege

$50,000 Fast Cash                       Colonial Cash Connection

Right of Accumulation                   Automatic Dividend Diversification

Telephone Redemption                    Reduced Sales Charges for any "person"

Statement of Intent


*Exchanges may be made to other funds offering the Program.

Because of the unavailability of certain services, this Program may not be suitable for all investors.

The FSF receives 3% of the investor's intended purchases under a Program at the time of initial investment and 1% after the 24th monthly payment. LFDI may require the FSF to return all applicable commissions paid with respect to a Program terminated within six months of inception, and thereafter to return commissions in excess of the FSF discount applicable to shares actually purchased.

Since the Asset Builder plan involves continuous investment regardless of the fluctuating prices of funds shares, investors should consult their FSF to determine whether it is appropriate. The Plan does not assure a profit nor protect against loss in declining markets.


Reinstatement Privilege. An investor who has redeemed Class A, B, C or T shares may, upon request, reinstate within one year a portion or all of the proceeds of such sale in shares of the same Class of any fund at the NAV next determined after LFSI receives a written reinstatement request and payment. Any CDSC paid at the time of the redemption will be credited to the shareholder upon reinstatement. The period between the redemption and the reinstatement will not be counted in aging the reinstated shares for purposes of calculating any CDSC or conversion date. Investors who desire to exercise this privilege should contact their FSF or LFSI. Shareholders may exercise this Privilege an unlimited number of times. Exercise of this privilege does not alter the Federal income tax treatment of any capital gains realized on the prior sale of fund shares, but to the extent any such shares were sold at a loss, some or all of the loss may be disallowed for tax purposes. Consult your tax advisor.


Privileges of Colonial Employees or Financial Service Firms (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator to certain Funds). Class A shares of certain funds may be sold at NAV to the following individuals whether currently employed or retired: Trustees of funds advised or administered by the Advisor; directors, officers and employees of the Advisor, LFDI and other companies affiliated with the Advisor; registered representatives and employees of FSFs (including their affiliates) that are parties to dealer agreements or other sales arrangements with LFDI; and such persons' families and their beneficial accounts.


Sponsored Arrangements. Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may be purchased at reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to, or permits group solicitation of, its employees, members or participants in connection with the purchase of shares of the fund on an individual basis. The amount of the sales charge reduction will reflect the anticipated reduction in sales expense associated with sponsored arrangements. The reduction in sales expense, and therefore the reduction in sales charge, will vary depending on factors such as the size and stability of the organization's group, the term of the organization's existence and certain characteristics of the members of its group. The funds reserve the right to revise the terms of or to suspend or discontinue sales pursuant to sponsored plans at any time.


Class A and Class T shares (Class T shares can only be purchased by the shareholders of Newport Tiger Fund who already own Class T shares) of certain funds may also be purchased at reduced or no sales charge by clients of dealers, brokers or registered investment advisors that have entered into agreements with LFDI pursuant to which the funds are included as investment options in programs involving fee-based compensation arrangements, and by participants in certain retirement plans.


Waiver of Contingent Deferred Sales Charges (CDSCs) (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator to certain Funds) (Classes A, B and C) CDSCs may be waived on redemptions in the following situations with the proper documentation:

1. Death. CDSCs may be waived on redemptions within one year following the death of (i) the sole shareholder on ----- an individual account, (ii) a joint tenant where the surviving joint tenant is the deceased's spouse, or
     (iii) the beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfers to Minors Act (UTMA) or other custodial account. If, upon the occurrence of one of the foregoing, the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account occurring within one year after the death. If the Class B shares are not redeemed within one year of the death, they will remain subject to the applicable CDSC, when redeemed from the transferee's account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

2. Systematic Withdrawal Plan (SWP). CDSCs may be waived on redemptions occurring pursuant to a monthly, -------------------------------- quarterly or semi-annual SWP established with LFSI Advisor, to the extent the redemptions do not exceed, on an annual basis, 12% of the account's value, so long as at the time of the first SWP redemption the account had had distributions reinvested for a period at least equal to the period of the SWP (e.g., if it is a quarterly SWP, distributions must have been reinvested at least for the three month period prior to the first SWP redemption); otherwise CDSCs will be charged on SWP redemptions until this requirement is met; this requirement does not apply if the SWP is set up at the time the account is established, and distributions are being reinvested. See below under "Investor Services - Systematic Withdrawal Plan."

3. Disability. CDSCs may be waived on redemptions occurring within one year after the sole shareholder on an individual account or a joint tenant on a spousal joint tenant account becomes disabled (as defined in Section 72(m)(7) of the Internal Revenue Code). To be eligible for such waiver, (i) the disability must arise after the purchase of shares and (ii) the disabled shareholder must have been under age 65 at the time of the initial determination of disability. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

4. Death of a trustee. CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where (i) the grantor of the trust is the sole trustee and the sole life beneficiary, (ii) death occurs following the purchase and
     (iii) the trust document provides for dissolution of the trust upon the trustee's death. If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

5. Returns of excess contributions. CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the FSF agrees to return the applicable portion of any commission paid by Colonial.

6. Qualified Retirement Plans. CDSCs may be waived on redemptions required to make distributions from qualified retirement plans following normal retirement (as stated in the Plan document). CDSCs also will be waived on SWP redemptions made to make required minimum distributions from qualified retirement plans that have invested in funds distributed by LFDI for at least two years.


The CDSC also may be waived where the FSF agrees to return all or an agreed upon portion of the commission earned on the sale of the shares being redeemed.

HOW TO SELL SHARES

Shares may also be sold on any day the Exchange is open, either directly to the Fund or through the shareholder's FSF. Sale proceeds generally are sent within seven days (usually on the next business day after your request is received in good form). However, for shares recently purchased by check, the Fund will delay sending proceeds for up to 15 days in order to protect the Fund against financial losses and dilution in net asset value caused by dishonored purchase payment checks.


To sell shares directly to the Fund, send a signed letter of instruction or stock power form to LFSI, along with any certificates for shares to be sold. The sale price is the net asset value (less any applicable contingent deferred sales charge) next calculated after the Fund receives the request in proper form. Signatures must be guaranteed by a bank, a member firm of a national stock exchange or another eligible guarantor institution. Stock power forms are available from FSFs, LFSI and many banks. Additional documentation is required for sales by corporations, agents, fiduciaries, surviving joint owners and individual retirement account holders. Call LFSI for more information 1-800-345-6611.


FSFs must receive requests before the time at which the Fund's shares are valued to receive that day's price, are responsible for furnishing all necessary documentation to LFSI and may charge for this service.


Systematic Withdrawal Plan.
If a shareholder's account balance is at least $5,000, the shareholder may establish a SWP. A specified dollar amount or percentage of the then current net asset value of the shareholder's investment in any fund designated by the shareholder will be paid monthly, quarterly or semi-annually to a designated payee. The amount or percentage the shareholder specifies generally may not, on an annualized basis, exceed 12% of the value, as of the time the shareholder makes the election, of the shareholder's investment. Withdrawals from Class B and Class C shares of the fund under a SWP will be treated as redemptions of shares purchased through the reinvestment of fund distributions, or, to the extent such shares in the shareholder's account are insufficient to cover Plan payments, as redemptions from the earliest purchased shares of such fund in the shareholder's account. No CDSCs apply to a redemption pursuant to a SWP of 12% or less, even if, after giving effect to the redemption, the shareholder's account balance is less than the shareholder's base amount. Qualified plan participants who are required by Internal Revenue Service regulation to withdraw more than 12%, on an annual basis, of the value of their Class B and Class C share account may do so but will be subject to a CDSC ranging from 1% to 5% of the amount withdrawn in excess of 12% annually. If a shareholder wishes to participate in a SWP, the shareholder must elect to have all of the shareholder's income dividends and other fund distributions payable in shares of the fund rather than in cash.


A shareholder or a shareholder's FSF of record may establish a SWP account by telephone on a recorded line. However, SWP checks will be payable only to the shareholder and sent to the address of record. SWPs from retirement accounts cannot be established by telephone.

A shareholder may not establish a SWP if the shareholder holds shares in certificate form. Purchasing additional shares (other than through dividend and distribution reinvestment) while receiving SWP payments is ordinarily disadvantageous because of duplicative sales charges. For this reason, a shareholder may not maintain a plan for the accumulation of shares of the fund (other than through the reinvestment of dividends) and a SWP at the same time.

SWP payments are made through share redemptions, which may result in a gain or loss for tax purposes, may involve the use of principal and may eventually use up all of the shares in a shareholder's account.


A fund may terminate a shareholder's SWP if the shareholder's account balance falls below $5,000 due to any transfer or liquidation of shares other than pursuant to the SWP. SWP payments will be terminated on receiving satisfactory evidence of the death or incapacity of a shareholder. Until this evidence is received, LFSI will not be liable for any payment made in accordance with the provisions of a SWP.


The cost of administering SWPs for the benefit of shareholders who participate in them is borne by the fund as an expense of all shareholders.

Shareholders whose positions are held in "street name" by certain FSFs may not be able to participate in a SWP. If a shareholder's Fund shares are held in "street name," the shareholder should consult his or her FSF to determine whether he or she may participate in a SWP.


Telephone Redemptions. All fund shareholders and/or their FSFs advisor (except for Newport Tiger Cub Fund, Newport Japan Opportunities Fund, Newport Asia Pacific Fund and Newport Greater China Fund) are automatically eligible to redeem up to $50,000 of the fund's shares by calling 1-800-422-3737 toll-free any business day between 9:00 a.m. and the close of trading of the Exchange (normally 4:00 p.m. Eastern time). Transactions received after 4:00 p.m. Eastern time will receive the next business day's closing price. Telephone redemption privileges for larger amounts and for Newport Tiger Cub Fund, Newport Japan Opportunities Fund, Newport Greater China Fund and Newport Asia Pacific Fund may be elected on the Application. LFSI will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Telephone redemptions are not available on accounts with an address change in the preceding 30 days and proceeds and confirmations will only be mailed or sent to the address of record unless the redemption proceeds are being sent to a pre-designated bank account. Shareholders and/or their FSFs advisor will be required to provide their name, address and account number. FSFs advisor will also be required to provide their broker number. All telephone transactions are recorded. A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to execute the telephone authorization form or to use the telephone to execute transactions.


Checkwriting (in this section, the "Advisor" refers to Colonial Management Associates, Inc. in its capacity as the Advisor or Administrator of certain Funds) (Available only on the Class A shares of certain funds) Shares may be redeemed by check if a shareholder has previously completed an Application and Signature Card. AdvisorLFSI will provide checks to be drawn on BankBoston (the "Bank"). These checks may be made payable to the order of any person in the amount of not less than $500 nor more than $100,000. The shareholder will continue to earn dividends on shares until a check is presented to the Bank for payment. At such time a sufficient number of full and fractional shares will be redeemed at the next determined net asset value to cover the amount of the check. Certificate shares may not be redeemed in this manner.


Shareholders utilizing checkwriting drafts will be subject to the Bank's rules governing checking accounts. There is currently no charge to the shareholder for the use of checks. The shareholder should make sure that there are sufficient shares in his or her open account to cover the amount of any check drawn since the net asset value of shares will fluctuate. If insufficient shares are in the shareholder's open account, the check will be returned marked "insufficient funds" and no shares will be redeemed; the shareholder will be charged a $15 service fee for each check returned. It is not possible to determine in advance the total value of an open account because prior redemptions and possible changes in net asset value may cause the value of an open account to change. Accordingly, a check redemption should not be used to close an open account. In addition, a check redemption, like any other redemption, may give rise to taxable capital gains.


Non Cash Redemptions. For redemptions of any single shareholder within any 90-day period exceeding the lesser of $250,000 or 1% of a fund's net asset value, a fund may make the payment or a portion of the payment with portfolio securities held by that fund instead of cash, in which case the redeeming shareholder may incur brokerage and other costs in selling the securities received.


DISTRIBUTIONS

Distributions are invested in additional shares of the same Class of the fund at net asset value unless the shareholder elects to receive cash. Regardless of the shareholder's election, distributions of $10 or less will not be paid in cash, but will be invested in additional shares of the same Class of the fund at net asset value. Undelivered distribution checks returned by the post office will be reinvested in your account. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by the Transfer Agent is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Shareholders may reinvest all or a portion of a recent cash distribution without a sales charge. A shareholder request must be received within 30 calendar days of the distribution. A shareholder may exercise this privilege only once. No charge is currently made for reinvestment.

Shares of most funds that pay daily dividends will normally earn dividends starting with the date the fund receives payment for the shares and will continue through the day before the shares are redeemed, transferred or exchanged. The daily dividends for Colonial Money Market Fund and Colonial Municipal Money Market Fund will be earned starting with the day after that fund receives payments for the shares.


HOW TO EXCHANGE SHARES
Shares of the Fund may be exchanged for the same class of shares of the other continuously offered funds (with certain exceptions) on the basis of the NAVs per share at the time of exchange. Class T and Z shares may be exchanged for Class A shares of the other funds. The prospectus of each fund describes its investment objective and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain funds are not available to residents of all states. Consult LFSI before requesting an exchange.


By calling LFSI, shareholders or their FSF of record may exchange among accounts with identical registrations, provided that the shares are held on deposit. During periods of unusual market changes or shareholder activity, shareholders may experience delays in contacting LFSI by telephone to exercise the telephone exchange privilege. Because an exchange involves a redemption and reinvestment in another fund, completion of an exchange may be delayed under unusual circumstances, such as if the fund suspends repurchases or postpones payment for the fund shares being exchanged in accordance with federal securities law. LFSI will also make exchanges upon receipt of a written exchange request and, share certificates, if any. If the shareholder is a corporation, partnership, agent, or surviving joint owner, LFSI will require customary additional documentation. Prospectuses of the other funds are available from the LFDI Literature Department by calling 1-800-426-3750.


A loss to a shareholder may result from an unauthorized transaction reasonably believed to have been authorized. No shareholder is obligated to use the telephone to execute transactions.


You need to hold your Class A and Class T shares for five months before exchanging to certain funds having a higher maximum sales charge. Consult your FSF or LFSI. In all cases, the shares to be exchanged must be registered on the records of the fund in the name of the shareholder desiring to exchange.


Shareholders of the other open-end funds generally may exchange their shares at NAV for the same class of shares of the fund.

An exchange is a capital sale transaction for federal income tax purposes. The exchange privilege may be revised, suspended or terminated at any time.

SUSPENSION OF REDEMPTIONS
A fund may not suspend shareholders' right of redemption or postpone payment for more than seven days unless the Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the SEC during periods when trading on the

Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the SEC for the protection of investors.


SHAREHOLDER LIABILITY
Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration disclaims shareholder liability for acts or obligations of the fund and the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trust's Trustees. The Declaration provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which the fund would be unable to meet its obligations and the disclaimer was inoperative.


The risk of a particular fund incurring financial loss on account of another fund of the Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other fund was unable to meet its obligations.


SHAREHOLDER MEETINGS
As described under the caption "Organization and History" in the Prospectus of each fund, the fund will not hold annual shareholders' meetings. The Trustees may fill any vacancies in the Board of Trustees except that the Trustees may not fill a vacancy if, immediately after filling such vacancy, less than two-thirds of the Trustees then in office would have been elected to such office by the shareholders. In addition, at such times as less than a majority of the Trustees then in office have been elected to such office by the shareholders, the Trustees must call a meeting of shareholders. Trustees may be removed from office by a written consent signed by a majority of the outstanding shares of the Trust or by a vote of the holders of a majority of the outstanding shares at a meeting duly called for the purpose, which meeting shall be held upon written request of the holders of not less than 10% of the outstanding shares of the Trust. Upon written request by the holders of 1% of the outstanding shares of the Trust stating that such shareholders of the Trust, for the purpose of obtaining the signatures necessary to demand a shareholders' meeting to consider removal of a Trustee, request information regarding the Trust's shareholders, the Trust will provide appropriate materials (at the expense of the requesting shareholders). Except as otherwise disclosed in the Prospectus and this SAI, the Trustees shall continue to hold office and may appoint their successors.


At any shareholders' meetings that may be held, shareholders of all series would vote together, irrespective of series, on the election of Trustees or the selection of independent accountants, but each series would vote separately from the others on other matters, such as changes in the investment policies of that series or the approval of the management agreement for that series.

PERFORMANCE MEASURES
Total Return
Standardized average annual total return. Average annual total return is the actual return on a $1,000 investment in a particular class of shares of the fund, made at the beginning of a stated period, adjusted for the maximum sales charge or applicable CDSC for the class of shares of the fund and assuming that all distributions were reinvested at NAV, converted to an average annual return assuming annual compounding.


Nonstandardized total return. Nonstandardized total returns may differ from standardized average annual total returns in that they may relate to nonstandardized periods, represent aggregate rather than average annual total returns or may not reflect the sales charge or CDSC.


As discussed in the Prospectus, the total return for a newer class of shares for periods prior to inception includes (a) the performance of the newer class of shares since inception and (b) the performance of the oldest existing class of shares from the inception date up to the date the newer class was offered for sale. In calculating total rate of return for a newer class of shares in accordance with certain formulas required by the SEC, the performance will be adjusted to take into account the fact that the newer class is subject to a different sales charge than the oldest class (e.g., if the newer class is Class A shares, the total rate of return quoted will reflect the deduction of the initial sales charge applicable to Class A shares; if the newer class is Class B or Class C shares, the total rate of return quoted will reflect the deduction of the CDSC applicable to Class B or Class C shares). However, the performance will not be adjusted to take into account the fact that the newer class of shares bears different class specific expenses than the oldest class of shares (e.g., Rule 12b-1 fees). Therefore, the total rate of return quoted for a newer class of shares will differ from the return that would be quoted had the newer class of shares been outstanding for the entire period over which the calculation is based (i.e., the total rate of return quoted for the newer class will be higher than the return that would have been quoted had the newer class of shares been outstanding for the entire period over which the calculation is based if the class specific expenses for the newer class are higher than the class specific expenses of the oldest class, and the total rate of return quoted for the newer class will be lower than the return that would be quoted had the newer class of shares been outstanding for this entire period if the class specific expenses for the newer class are lower than the class specific expenses of the oldest class).

Yield
Money market. A money market fund's yield and effective yield is computed in accordance with the SEC's formula for money market fund yields.


Non-money market. The yield for each class of shares of a fund is determined by
(i) calculating the income (as defined by the SEC for purposes of advertising yield) during the base period and subtracting actual expenses for the period (net of any reimbursements), and (ii) dividing the result by the product of the average daily number of shares of the fund that were entitled to dividends during the period and the maximum offering price of the fund on the last day of the period, (iii) then annualizing the result assuming semi-annual compounding. Tax-equivalent yield is calculated by taking that portion of the yield which is exempt from income tax and determining the equivalent taxable yield which would produce the same after-tax yield for any given federal and state tax rate, and adding to that the portion of the yield which is fully taxable. Adjusted yield is calculated in the same manner as yield except that expenses voluntarily borne or waived by Colonial have been added back to actual expenses.


Distribution rate. The distribution rate for each class of shares of a fund is calculated by annualizing the most current period's distributions and dividing by the maximum offering price on the last day of the period. Generally, the fund's distribution rate reflects total amounts actually paid to shareholders, while yield reflects the current earning power of the fund's portfolio securities (net of the fund's expenses). The fund's yield for any period may be more or less than the amount actually distributed in respect of such period.


The fund may compare its performance to various unmanaged indices published by such sources as are listed in Appendix II.


The fund may also refer to quotations, graphs and electronically transmitted data from sources believed by the Advisor to be reputable, and publications in the press pertaining to a fund's performance or to the Advisor or its affiliates, including comparisons with competitors and matters of national and global economic and financial interest. Examples include Forbes, Business Week, Money Magazine, The Wall Street Journal, The New York Times, The Boston Globe, Barron's National Business & Financial Weekly, Financial Planning, Changing Times, Reuters Information Services, Wiesenberger Mutual Funds Investment Report, Lipper Analytical Services Corporation, Morningstar, Inc., Sylvia Porter's Personal Finance Magazine, Money Market Directory, SEI Funds Evaluation Services, FTA World Index and Disclosure Incorporated.


All data are based on past performance and do not predict future results.

General. From time to time, the fund may discuss, or quote its current portfolio manager as well as other investment personnel, including such person's views on: the economy; securities markets; portfolio securities and their issuers; investment philosophies, strategies, techniques and criteria used in the selection of securities to be purchased or sold for the fund, including the New ValueTM investment strategy that expands upon the principles of traditional value investing; the fund's portfolio holdings; the investment research and analysis process; the formulation and evaluation of investment recommendations; and the assessment and evaluation of credit, interest rate, market and economic risks and similar or related matters.


The fund may also quote evaluations mentioned in independent radio or television broadcasts, and use charts and graphs to illustrate the past performance of various indices such as those mentioned in Appendix II and illustrations using hypothetical rates of return to illustrate the effects of compounding and tax-deferral. The fund may advertise examples of the effects of periodic investment plans, including the principle of dollar costs averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low.


From time to time, the fund may also discuss or quote the views of its distributor, its investment advisor and other financial planning, legal, tax, accounting, insurance, estate planning and other professionals, or from surveys, regarding individual and family financial planning. Such views may include information regarding: retirement planning; general investment techniques (e.g., asset allocation and disciplined saving and investing); business succession; issues with respect to insurance (e.g., disability and life insurance and Medicare supplemental insurance); issues regarding financial and health care management for elderly family members; and similar or related matters.

                                   APPENDIX I
                           DESCRIPTION OF BOND RATINGS

                       STANDARD & POOR'S CORPORATION (S&P)

The following descriptions are applicable to municipal bond funds:

AAA bonds have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA bonds have a very strong capacity to pay interest and repay principal, and they differ from AAA only in small degree.

A bonds have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB bonds are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than for bonds in the A category.

BB, B, CCC, CC and C bonds are regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or large exposures to adverse conditions.

BB bonds have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

B bonds have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.

CCC bonds have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, the bonds are not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

CC rating typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

C rating typically is applied to debt subordinated to senior debt which assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI rating is reserved for income bonds on which no interest is being paid.

D bonds are in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus(+) or minus(-) ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings. The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, although addressing credit quality subsequent to completion of the project, makes no comments on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Municipal Notes:
SP-1. Notes rated SP-1 have very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are designated as SP-1+.

SP-2. Notes rated SP-2 have satisfactory capacity to pay principal and interest.

Notes due in three years or less normally receive a note rating. Notes maturing beyond three years normally receive a bond rating, although the following criteria are used in making that assessment:

     Amortization schedule (the larger the final maturity relative to other maturities, the more likely the issue will be rated as a note).

     Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be rated as a note).

Demand Feature of Variable Rate Demand Securities:
S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a demand feature. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity, and the commercial paper rating symbols are usually used to denote the put (demand) option (for example, AAA/A-1+). Normally, demand notes receive note rating symbols combined with commercial paper symbols (for example, SP-1+/A-1+).

Commercial Paper:
A. Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree to safety.

A-1. This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are designed A-1+.

Corporate Bonds:
The description of the applicable rating symbols and their meanings is substantially the same as the Municipal Bond ratings set forth above.



The following descriptions are applicable to equity and taxable bond funds:

AAA bonds have the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA bonds differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A bonds are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB bonds exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC and CC bonds are regarded, as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB bonds are less vulnerable to non-payment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B bonds are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC bonds are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC bonds are currently highly vulnerable to nonpayment.

C ratings may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on the obligation are being continued.

D bonds are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or minus(-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

r This symbol is attached to the rating of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

                    MOODY'S INVESTORS SERVICE, INC. (MOODY'S)

Aaa bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While various protective elements are likely to change, such changes as can be visualized are most unlikely to impair a fundamentally strong position of such issues.


Aa bonds are judged to be of high quality by all standards. Together with Aaa bonds they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

Those bonds in the Aa through B groups that Moody's believes possess the strongest investment attributes are designated by the symbol Aa1, A1 and Baa1.

A bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

Baa bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact, have speculative characteristics as well.

Ba bonds are judged to have speculative elements: their future cannot be considered as well secured. Often, the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C bonds are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Conditional Ratings. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience,

(c) rentals which begin when facilities are completed, or (d) payments to which some other limiting conditions attach. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.


Municipal Notes:
MIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

MIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

MIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Demand Feature of Variable Rate Demand Securities:
Moody's may assign a separate rating to the demand feature of a variable rate demand security. Such a rating may include:

VMIG 1. This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

VMIG 2. This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VMIG 3. This designation denotes favorable quality. All security elements are accounted for, but there is lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

Commercial Paper:
Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

     Prime-1  Highest Quality
     Prime-2  Higher Quality
     Prime-3  High Quality

If an issuer represents to Moody's that its Commercial Paper obligations are supported by the credit of another entity or entities, Moody's, in assigning ratings to such issuers, evaluates the financial strength of the indicated affiliated corporations, commercial banks, insurance companies, foreign governments, or other entities, but only as one factor in the total rating assessment.

Corporate Bonds:
The description of the applicable rating symbols (Aaa, Aa, A) and their meanings is identical to that of the Municipal Bond ratings as set forth above, except for the numerical modifiers. Moody's applies numerical modifiers 1, 2, and 3 in the Aa and A classifications of its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

                            FITCH INVESTORS SERVICE

Investment Grade Bond Ratings

AAA bonds are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and/or dividends and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA bonds are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A bonds are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than debt securities with higher ratings.

BBB bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest or dividends and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these securities and, therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for securities with higher ratings.

Conditional
A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Speculative-Grade Bond Ratings

BB bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified, which could assist the obligor in satisfying its debt service requirements.

B bonds are considered highly speculative. While securities in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C bonds are in imminent default in payment of interest or principal.

DDD, DD, and D bonds are in default on interest and/or principal payments. Such securities are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these securities, and `D' represents the lowest potential for recovery.


                         DUFF & PHELPS CREDIT RATING CO.

AAA - Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA - High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A - Protection factors are average but adequate. However, risk factors are more available and greater in periods of economic stress.

BBB+, BBB, BBB - Below average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB - Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B - Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

CCC - Well below investment grade securities. Considerable uncertainty exists as to timely payment of principal, interest or preferred dividends. Protection factors are narrow and risk can be substantial with unfavorable economic/industry conditions, and/or with unfavorable company developments.

DD - Defaulted debt obligations. Issuer failed to meet scheduled principal and/or interest payments.

                                   APPENDIX II

                                      1997

SOURCE                                    CATEGORY                                             RETURN (%)
Donoghue                                  Tax-Free Funds                                             4.93
Donoghue                                  U.S. Treasury Funds                                        4.65
Dow Jones & Company                       Industrial Index                                          24.87
Morgan Stanley                            Capital International EAFE Index                           1.78
Morgan Stanley                            Capital International EAFE GDP Index                       5.77
Libor                                     Six-month Libor                                             N/A
Lipper                                    Short U.S. Government Funds                                5.82
Lipper                                    California Municipal Bond Funds                            9.15
Lipper                                    Connecticut Municipal Bond Funds                           8.53
Lipper                                    Closed End Bond Funds                                     12.01
Lipper                                    Florida Municipal Bond Funds                               8.53
Lipper                                    General Municipal Bonds                                    9.11
Lipper                                    Global Funds                                              13.04
Lipper                                    Growth Funds                                              25.30
Lipper                                    Growth & Income Funds                                     27.14
Lipper                                    High Current Yield Bond Funds                             12.96
Lipper                                    High Yield Municipal Bond Debt                            10.11
Lipper                                    Fixed Income Funds                                         8.67
Lipper                                    Insured Municipal Bond Average                             8.39
Lipper                                    Intermediate Muni Bonds                                    7.16
Lipper                                    Intermediate (5-10) U.S. Government Funds                  8.08
Lipper                                    Massachusetts Municipal Bond Funds                         8.64
Lipper                                    Michigan Municipal Bond Funds                              8.50
Lipper                                    Mid Cap Funds                                             19.76
Lipper                                    Minnesota Municipal Bond Funds                             8.15
Lipper                                    U.S. Government Money Market Funds                         4.90
Lipper                                    New York Municipal Bond Funds                              8.99
Lipper                                    North Carolina Municipal Bond Funds                        8.84
Lipper                                    Ohio Municipal Bond Funds                                  8.16
Lipper                                    Small Cap Funds                                           20.75
Lipper                                    General U.S. Government Funds                              8.84
Lipper                                    Pacific Region Funds-Ex-Japan                           (35.52)
Lipper                                    International Funds                                        5.44
Lipper                                    Balanced Funds                                            19.00
Lipper                                    Tax-Exempt Money Market                                    3.08
Lipper                                    Multi-Sector                                               8.77
Lipper                                    Corporate Debt BBB                                        10.08
Lipper                                    High Yield Municipal - Closed Ends                         9.66
Lipper                                    High Current Yield - Closed Ends                          14.31
Lipper                                    General Municipal Debt - Closed Ends                      10.26
Lipper                                    Intermediate Investment Grade Debt                         8.57
Lipper                                    Utilities                                                 26.01
Lipper                                    Japan                                                   (14.07)
Lipper                                    China                                                   (22.92)
Shearson Lehman                           Composite Government Index                                 9.59
Shearson Lehman                           Government/Corporate Index                                 9.76
Shearson Lehman                           Long-term Government Index                                 9.58
Shearson Lehman                           Municipal Bond Index                                       9.19
Shearson Lehman                           U.S. Government 1-3                                        6.65
S&P                                       S&P 500 Index                                             33.35
S&P                                       Utility Index                                             24.65
S&P                                       Barra Growth                                              36.38
S&P                                       Barra Value                                               29.99
S&P                                       Midcap 400                                                19.00
First Boston                              High Yield Index                                          12.63

SOURCE                                    CATEGORY                                             RETURN (%)
Swiss Bank                                10 Year U.S. Government (Corporate Bond)                  11.20
Swiss Bank                                10 Year United Kingdom (Corporate Bond)                   12.54
Swiss Bank                                10 Year France (Corporate Bond)                          (4.79)
Swiss Bank                                10 Year Germany (Corporate Bond)                         (6.13)
Swiss Bank                                10 Year Japan (Corporate Bond)                           (3.39)
Swiss Bank                                10 Year Canada (Corporate Bond)                            7.79
Swiss Bank                                10 Year Australia (Corporate Bond)                       (3.93)
Morgan Stanley Capital International      10 Year Hong Kong (Equity)                                19.18
Morgan Stanley Capital International      10 Year Belgium (Equity)                                  14.43
Morgan Stanley Capital International      10 Year Austria (Equity)                                   7.58
Morgan Stanley Capital International      10 Year France (Equity)                                   13.27
Morgan Stanley Capital International      10 Year Netherlands (Equity)                              18.61
Morgan Stanley Capital International      10 Year Japan (Equity)                                   (2.90)
Morgan Stanley Capital International      10 Year Switzerland (Equity)                              18.53
Morgan Stanley Capital International      10 Year United Kingdom (Equity)                           13.95
Morgan Stanley Capital International      10 Year Germany (Equity)                                  13.75
Morgan Stanley Capital International      10 Year Italy (Equity)                                     6.15
Morgan Stanley Capital International      10 Year Sweden (Equity)                                   17.62
Morgan Stanley Capital International      10 Year United States (Equity)                            17.39
Morgan Stanley Capital International      10 Year Australia (Equity)                                 9.25
Morgan Stanley Capital International      10 Year Norway (Equity)                                   13.29
Morgan Stanley Capital International      10 Year Spain (Equity)                                    10.58
Morgan Stanley Capital International      World GDP Index                                           13.35
Morgan Stanley Capital International      Pacific Region Funds Ex-Japan                           (31.00)
Bureau of Labor Statistics                Consumer Price Index (Inflation)                           1.70
FHLB-San FranLFSIo                        11th District Cost-of-Funds Index                           N/A
Salomon                                   Six-Month Treasury Bill                                    5.41
Salomon                                   One-Year Constant-Maturity Treasury Rate                    N/A
Salomon                                   Five-Year Constant-Maturity Treasury Rate                   N/A
Frank Russell Company                     Russell 2000(R)Index                                      22.36
Frank Russell Company                     Russell 1000(R)Value Index                                35.18
Frank Russell Company                     Russell 1000(R)Growth Index                               30.49
Bloomberg                                 NA                                                           NA
Credit Lyonnais                           NA                                                           NA
Statistical Abstract of the U.S.          NA                                                           NA
World Economic Outlook                    NA                                                           NA

The Russell 2000(R) Index, the Russell 1000(R) Value Index and the Russell 1000(R) Growth Index are each a trademark/service mark of the Frank Russell Company. Russell(TM) is a trademark of the Frank Russell Company.


*in U.S. currency
                                       38

                                COLONIAL TRUST II

                              Cross Reference Sheet
                               [SoGen] Global Fund
                              [SoGen] Overseas Fund

Item Number of Form N-1A      Statement of Additional Information Location
                              or Caption
Part B

   10.                        Cover Page

   11.                        Table of Contents

   12.                        Not Applicable

   13. Investment Objective and Policies; Fundamental Investment Policies; Other Investment Policies; Miscellaneous Investment Practices

   14.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   15.                        Fund Charges and Expenses

   16.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   17.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   18.                        Shareholder Meetings; Shareholder Liability

   19. How to Buy Shares; Determination of Net Asset Value; Suspension of Redemptions; Special Purchase Programs/Investor Services; Programs for Reducing or Eliminating Sales Charge; How to Sell Shares; How to Exchange Shares

   20.                        Taxes

   21.                        Fund Charges and Expenses; Management of the
                              Colonial Funds

   22.                        Fund Charges and Expenses; Investment Performance;
                              Performance Measures

   23.                        Independent Accountants


                              [SOGEN] GLOBAL FUND
                             [SOGEN] OVERSEAS FUND

                        STATEMENT OF ADDITIONAL INFORMATION
                                January 13, 1999

This Statement of Additional Information (SAI) contains information which may be useful to investors but which is not included in the Prospectus of [SoGen] Global Fund and [SoGen] Overseas Fund (each a Fund and collectively the Funds). This SAI is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Funds dated January 13, 1999. This SAI should be read together with the Prospectus and each Fund's Annual Report dated March 31, 1998. Investors may obtain a free copy of the Prospectus and Annual Report from Liberty Funds Distributor, Inc. (LFDI), One Financial Center, Boston, MA 02111-2621.

Part 1 of this SAI contains specific information about the Fund. Part 2 includes information about the funds distributed by LFDI generally and additional information about certain securities and investment techniques described in the Fund's Prospectus.

TABLE OF CONTENTS

           Part 1                                            Page

           Definitions
           Investment Objective and Policies
           Fundamental Investment Policies
           Other Investment Policies
           Fund Charges and Expenses
           Investment Performance
           Custodian
           Independent Auditors

           Part 2

           Miscellaneous Investment Practices
           Taxes
           Management of the Funds
           Determination of Net Asset Value
           How to Buy Shares
           Special Purchase Programs/Investor Services
           Programs for Reducing or Eliminating Sales Charges
           How to Sell Shares
           Distributions
           How to Exchange Shares
           Suspension of Redemptions
           Shareholder Liability
           Shareholder Meetings
           Performance Measures
           Appendix I
           Appendix II

                                           Part 1
                                     [SOGEN] GLOBAL FUND
                                    [SOGEN] OVERSEAS FUND

                             Statement of Additional Information
                                       January 13, 1999

DEFINITIONS

         "Trust"           Colonial Trust II
         "Global Fund"     [SoGen] Global Fund
         "Overseas Fund"   [SoGen] Overseas Fund
         "Advisor"         Societe Generale Asset Management Corp., the Funds'
                           investment advisor
         "Administrator"   Colonial  Management  Associates, Inc., the Funds'
                           administrator
         "LFDI"            Liberty Funds Distributor,  Inc., the Funds'
                           distributor
         "LFSI"            Liberty Funds Services, Inc., the Funds' shareholder
                           services and transfer agent

INVESTMENT OBJECTIVE AND POLICIES

The Funds' Prospectus describes each Fund's investment objective and investment policies. Part 1 of this SAI includes additional information concerning, among other things, the fundamental investment policies of the Funds. Part 2 contains additional information about the following securities and investment techniques that are described or referred to in the Prospectus:

         Foreign Securities                      Lower Rated Bonds
         Repurchase Agreements                   Foreign Currency Transactions
         Rule 144A Securities                    Forward Commitments
         Structured Securities
         Money Market Instruments

Except  as  indicated  under  "Fundamental   Investment  Policies,"  the  Funds'
investment policies are not fundamental and the Trustees may change the policies without shareholder approval.

FUNDAMENTAL INVESTMENT POLICIES

The Investment Company Act of 1940 (Act) provides that a "vote of a majority of the outstanding voting securities" means the affirmative vote of the lesser of
(1) more than 50% of the outstanding shares of each Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The following fundamental investment policies can not be changed without such a vote (except the portions in parentheses).

Each Fund may:

1. With respect to 75% of the value of the Fund's total assets, invest more than 5% of its total assets (valued at time of investment) in securities of any one issuer, except securities issued or guaranteed by the government of the United States, or any of its agencies or instrumentalities, or acquire securities of any one issuer which, at the time of investment, represent more than 10% of the voting securities of the issuer;
2. Borrow money except unsecured borrowings from banks as a temporary measure in exceptional circumstances, and such borrowings may not exceed 10% of the Fund's net assets at the time of the borrowing. The Fund will not purchase securities while borrowings exceed 5% of its total assets;
3.      Invest more than 25% of its assets (valued at the time of investment)
        in securities of companies in any one industry other than U.S. Government Securities (Overseas Fund);
4. Make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other obligations of a type privately placed with financial institutions or (b) lending portfolio securities, provided that the Fund may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);*
5. Underwrite the distribution of securities of other issuers; however, the Fund may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the 1933 Act on the grounds that the Fund could be regarded as an underwriter as defined in the 1933 Act with respect to such resale (Overseas Fund);
6. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises that invest in real estate or interests in real estate;
7. Make margin purchases of securities, except for the use of such short term credits as are needed for clearance of transactions (Overseas
        Fund);
8. Sell securities short or maintain a short position and in the case of the Overseas Fund, except, short sales against-the-box; and
9. Purchase the securities of any issuer if such purchase would cause more than 25% of the value of its total assets to be invested in securities of any one issuer or industry, with the exception of the securities of the United States government and its corporate instrumentalities and, under the circumstances described below, certificates of deposit and other short-term bank instruments. In fact, the Fund intends to diversify its investments among various issuers and industries and will not purchase certificates of deposit or other short-term bank instruments except to the extent deemed appropriate for the short-term investment of cash or a temporary defensive measure. The Fund will limit its purchases of certificates of deposit and other short-term bank instruments to those issued by United States banks and savings and loan associations, including foreign branches of such banks, and United States branches or agencies of foreign banks, which have total assets (as of the date of their most recently published financial statements) of at least $1 billion (Global Fund);
10. Purchase or sell its portfolio securities from or to any of its officers, directors or employees, its investment advisor or its principal underwriter, except to the extent that such purchase or sale may be permitted by an order, rule or regulation of the Securities and Exchange Commission (Global Fund); and
11. Engage in the underwriting of securities of other issuers, except to the extent it may be deemed to be an underwriter in selling portfolio securities as part of an offering registered under the 1933 Act.

OTHER INVESTMENT POLICIES

As  non-fundamental   investment   policies  which  may  be  changed  without  a
shareholder vote, each Fund may not:

1. Invest in companies for the purpose of management or the exercise of control;
2. Invest in oil, gas or other mineral leases or exploration or development programs, although it may invest in marketable securities of enterprises engaged in oil, gas or mineral exploration;
3. Invest more than 10% of its net assets (valued at time of investment) in warrants, valued at the lower of cost or market; provided that warrants acquired in units or attached to securities shall be deemed to be without value for purposes of this restriction (Overseas Fund);
4. Pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales (Overseas Fund);
5. Purchase or sell commodities or commodity contracts, except that it may enter into forward contracts and may sell commodities received by it as distributions on portfolio investments (Overseas Fund);
6. Purchase or sell put and call options on securities or on futures  contracts;
7. Purchase securities on margin (Global Fund);
8. Purchase warrants which are not offered in units or attached to other portfolio securities if, immediately after such purchase, more than 5% of the Fund's net assets would be invested in such unattached warrants, valued at the lower of cost or market. The Fund will not purchase unattached warrants not listed on the New York or American Stock Exchange if, immediately after such purchase, more than 2% of the Fund's net assets would be invested in such unattached, unlisted warrants (Global Fund); and
9. Purchase illiquid securities or securities the proceeds from the sale of which could not readily be repatriated to the United States if, immediately after such purchase, more than 10% of the value of its net assets would be invested in such securities (Global Fund).

In addition, under normal circumstances the Global Fund will invest in at least three foreign countries.

FUND CHARGES AND EXPENSES

Under the Overseas Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 0.75%. The Advisor has delegated administrative services to the Administrator pursuant to terms disclosed in the management agreement.

Under the Global Fund's management agreement, the Fund pays the Advisor a monthly fee based on the average daily net assets of the Fund at the annual rate of 1.00% of the first $25 million in assets and 0.75% in excess of $25 million. The Advisor has delegated administrative services to the Administrator pursuant to terms disclosed in the management agreement.

Under a pricing and bookkeeping agreement, each Fund pays the Administrator a monthly pricing and bookkeeping fee of $2,250 plus the following percentages of the Fund's average daily net assets over $50 million (subject to reductions that the Administrator may agree to periodically):
                             0.035% on  the  next  $950  million
                             0.025% on the next $1 billion
                             0.015% on the next $1 billion
                             0.001% on the excess over $3 billion

Under the Funds' transfer agency and shareholder servicing agreement, each Fund pays LFSI a monthly fee at the annual rate of 0.236% of average daily net assets, plus certain out-of-pocket expenses.

The following information relates to expenses of the Funds' predecessor under separate agreements in effect prior to [date], 1998.

Fees paid to the Advisor, DST Systems, Inc. (DST) (formerly the Fund's transfer agent and dividend disbursing agent) and SG Cowen Securities Corporation (SG Cowen) (formerly the Fund's distributor) (dollars in thousands)

                                                  Overseas Fund
                                               Year ended March 31
                                  1998               1997               1996
                                  ----               ----               ----
Management fee                     $                  $                  $
Bookkeeping fee
Shareholder service and
 transfer agent fee
12b-1 fees:
 Service fee (Classes A, B, C)
 Distribution fee (Class C)


                                                   Global Fund
                                                Year ended March 31
                                  1998                1997             1996
                                  ----                ----             ----
Management fee                  $30,954             $26,405           $18,408
Bookkeeping fee
Shareholder service and
 transfer agent fee
12b-1 fees:
 Service fee (Classes A, B, C)
 Distribution fee (Class C)


Brokerage Commissions (dollars in thousands)

                                                Overseas Fund
                                             Year ended March 31
                                      1998             1997              1996
                                      ----             ----              ----
Total commissions                     $                $                 $
Directed transactions
Commissions on directed transactions

                                                     Global Fund
                                                  Year ended March 31
                                      1998              1997             1996
                                      ----              ----             ----
Total commissions                    $2,287           $2,139           $2,468
Directed transactions
Commissions on directed transactions


Directors, Trustees and Fees
The following Directors and officers of the Funds served through [date], 1998 and are listed below, together with information about their principal business occupations during the last five years. Information about the Trust's current Trustees and officers appears in Part 2 of this SAI.

  Name and Address and (Age)    Position Held With the Funds           Principal Occupation During Past Five (5) Years
  --------------------------    ----------------------------           -----------------------------------------------

Philippe Collas (48)*           Chairman of the Board and Director      Head of Asset Management at Societe Generale since
17, cours Valmy                                                         September 1995.  Head of Human Resource Management
92972 Paris, France                                                     at Societe Generale from prior to 1993.

Jean-Marie  Eveillard  (58)*1  President and Director                   Director and President or Executive  Vice
1221 Avenue of the Americas                                             President of the Advisor from prior to 1993
New York, NY  10020

Fred J. Meyer (67)2             Director                                Chief Financial Officer of Omnicom Group Inc. from
437 Madison Avenue                                                      prior to 1993.  Director of Novartis Corporation
New York, NY  10022                                                     and Zurich-American Insurance Cos.

Dominique Raillard (59) 2       Director                                President of Act 2 International (consulting)
15, boulevard Delessert                                                 since July 1995.  Group Executive Vice President
75016 Paris, France                                                     of Promodes (consumer products) - U.S. Companies

Divisions from prior to 1993 to 1995.

Nathan Snyder (63) 1, 2         Director                                Independent Consultant from prior to 1993.
163 Parish Rd. S.
New Canaan, CT  06840

Philip J. Bafundo (35)*         Vice President, Secretary and           Secretary and Treasurer of the Advisor from prior
1221 Avenue of the Americas     Treasurer                               to 1992.  Certified Public Accountant (New York).
New York, NY  10020


  Name and Address and (Age)         Position Held With the Funds         Principal Occupation During Past Five (5) Years
  --------------------------         ----------------------------         -----------------------------------------------

Ignatius Chithelen (43)*        Vice President                          Securities Analyst of the Advisor since October
1221 Avenue of the Americas                                             1993.
New York, NY  10020

Sean J. McKeown (42)*           Vice President                          Operations Manager of the Advisor since June
1221 Avenue of the Americas                                             1997.  Vice President, Citibank Investment
New York, NY  10020                                                     Products & Distribution from October 1993 to June
                                                                        1997.  Vice President, Citicorp Investment
                                                                        Services from prior to October 1993.

Catherine A. Shaffer (42)*      Vice President                          First Vice President of SG Cowen from prior to
1221 Avenue of the Americas                                             1993.
New York, NY  10020

Edwin S. Olsen (58)*            Vice President                          Vice President of SG Cowen from prior to 1993.
1221 Avenue of the Americas
New York, NY  10020

Elizabeth Tobia (44)*           Vice President and Assistant Secretary  Senior Vice President from May 1998.  Associate
1221 Avenue of the Americas                                             Portfolio Manager from December 1996 to 1998.
New York, NY  10020                                                     Securities Analyst of the Advisor from prior to
                                                                        1993.

Charles de Vaulx (36)*          Vice President                          Senior Vice President from May 1998.  Associate
1221 Avenue of the Americas                                             Portfolio Manager from December 1996 to 1998.
New York, NY  10020                                                     Securities Analyst of the Advisor prior to 1992.

The following table sets forth compensation received by the former disinterested Directors of the Funds during the fiscal year ended March 31, 1998. No officer of the Fund received compensation in excess of $60,000 from an individual Fund.

                                                        Total Compensation From
                          Aggregate Compensation           Fund Complex Paid
Name of Person        From the Funds, per Director (a)    To Each Director (b)
--------------        --------------------------------   --------------------

Philippe Collas                 $26,000                             ---
Jean-Marie Eveillard              ---                               ---
Fred J. Meyer                    18,200                           $39,000
Dominique Raillard               26,000                           $27,300
Nathan Snyder                     ---                             $39,000


(a) Consists of Trustees fees in the amount of (i) $6,000 annual retainer and (ii) $1,000 for each meeting of the Board of Directors and for each meeting of any committee of the Board of Directors attended (other than those held by telephone conference call).
(b)       At March 31, 1998, there were [ ] Funds in the Fund Complex.


Effective December xx, 1998, the following individuals began service as Trustees for each Fund. Compensation is estimated based upon future payments to be made and upon estimated relative Fund net assets(c):


                                                                                             Total Compensation From Trust and
                                                                                               Fund Complex Paid To The Trustees
                              Estimated Aggregate                Estimated Aggregate             For The Calendar Year Ended
Trustee                  Compensation from Global Fund     Compensation from Overseas Fund           December 31, 1997(d)
-------                  -----------------------------     -------------------------------           --------------------
Robert J. Birnbaum                    $                                   $                                $  93,949
Tom Bleasdale                                                                                                106,432(e)
John Carberry (f)                                                                                                ---
Lora S. Collins                                                                                               93,949
James E. Grinnell                                                                                             94,698(g)
Richard W. Lowry                                                                                              94,698
Salvatore Macera (f)                                                                                             ---
William E. Mayer                                                                                              89,949
James L. Moody, Jr.                                                                                           98,447(h)
John J. Neuhauser                                                                                             94,948
Thomas E. Stitzel (f)                                                                                            ---
Robert L. Sullivan                                                                                            99,945
Anne-Lee Verville (f)                                                                                            ---

(c) The Fund does not currently offer pension or retirement plan benefits to Trustees.
(d) At December 31, 1997, the Liberty Funds complex consisted of 39 open-end and 5 closed-end management investment company portfolios.
(e) Includes  $57,454  payable in later  years as  deferred  compensation.
(f) Elected by  shareholders  of the Trust on October 30, 1998.
(g) Includes  $4,797 payable in later  years as  deferred  compensation.
(h) Total compensation of $98,447 payable in later years as deferred compensation.

The following table sets forth the amount of compensation paid to Messrs. Birnbaum, Grinnell and Lowry in their capacities as Trustees or Directors of the Liberty All-Star Equity Fund and of the Liberty All-Star Growth Fund, Inc. (together, Liberty Funds) for service during the calendar year ended December 31, 1997:

                              Total Compensation From Liberty
                             Funds For The Calendar Year Ended
Trustee                             December 31, 1997 (i)

Robert J. Birnbaum                       $26,800
James E. Grinnell                         26,800
Richard W. Lowry                          26,800

(i)     The  Liberty  Funds are  advised by  Liberty  Asset  Management  Company
        (LAMCO). LAMCO is an indirect wholly-owned subsidiary of Liberty Financial Companies, Inc. (an intermediate parent of the Advisor and of the Administrator).

The following table sets forth the compensation paid to Mr. Macera and Dr. Stitzel in their capacities as Trustees of Liberty Variable Investment Trust (LVIT Trust), which offers nine funds, for serving during the fiscal year ended December 31, 1997:

                                         Total Compensation From the LVIT Trust
                   Aggregate 1997      and Investment Companies which are Series
Trustee            Compensation(j)            of the LVIT Trust in 1997(k)
-------            ---------------              -------------------------

Salvatore Macera       $12,500                            $33,500
Thomas E. Stitzel       12,500                             33,500

(j) Consists of Trustees fees in the amount of (i) a $5,000 annual retainer, (ii) a $1,500 meeting fee for each meeting attended in person and (iii) a $500 meeting fee for each telephone meeting.
(k) Includes Trustee fees paid by LVIT Trust and by Stein Roe Variable Investment Trust.

Ownership of the Fund
The following information is as of [                   ], 1998:

Sales Charges (dollars in thousands)

                                           Overseas Fund
                                        Year ended March 31
                            1998                 1997                 1996
                            ----                 ----                 ----
Aggregate initial sales
 charges on Fund share sales
Initial sales charges
 retained by SG Cowen

                                               Global Fund
                                           Year ended March 31
                            1998                 1997                  1996
                            ----                 ----                  ----
Aggregate initial sales
 charges on Fund share sales
Initial sales charges
 retained by SG Cowen

With respect to the fiscal year ended March 31, 1998, SG Cowen, Societe Generale and the Advisor received commissions and other compensation in connection with operation of the Funds, as follows:

                                                                   Overseas Fund
----------------------------------------------------------------------------------------------------------------------------
                             Net Underwriting          Commissions on
   Name of Principal       Discounts and Dealer        Repurchases or
Underwriter or Affiliate        Commissions             Redemptions         Brokerage Commissions     Other Compensation

SG Cowen                                $                     $                         $                      $ (l)

Societe Generale
(including subsidiaries)                $                     $                         $                      $ (m)

Advisor                                 $                     $                         $                      $ (n)

(l) For the period reported, the Fund's distribution fee paid or payable to SG Cowen pursuant to its Distribution Plan. Substantially all of such amount was paid or will be paid to dealers, including the Advisor and certain subsidiaries, selling shares of the Fund.
(m) Amounts paid to the Advisor as a dealer of the Fund's shares pursuant to a Distribution Plan, which amount is included in the $XXX paid to SG Cowen under the Distribution Plan.
(n) The Fund's investment advisory fee paid or payable to the Advisor for the fiscal year ended March 31, 1998.

                                                                    Global Fund
----------------------------------------------------------------------------------------------------------------------------
                             Net Underwriting          Commissions on
   Name of Principal       Discounts and Dealer        Repurchases or
Underwriter or Affiliate        Commissions             Redemptions         Brokerage Commissions     Other Compensation

SG Cowen                           $1,208                    $0                       $94                    $10,136 (o)

Societe Generale
(including subsidiaries)              $53                    $0                        $9                       $118 (p)

Advisor                                $0                    $0                        $0                    $30,954 (q)

(o) For the period reported, the Fund's distribution fee paid or payable to SG Cowen pursuant to its Distribution Plan. Substantially all of such amount was paid or will be paid to dealers, including the Advisor and certain subsidiaries, selling shares of the Fund.
(p) Amounts paid to the Advisor as a dealer of the Fund's shares pursuant to a Distribution Plan, which amount is included in the $10,136 paid to SG Cowen under the Distribution Plan.
(q) The Fund's investment advisory fee paid or payable to the Advisor for the fiscal year ended March 31, 1998.

12b-1 Plan, CDSC and Conversion of Shares
Each Fund offers multiple classes of shares, including Class A, Class B, Class C and Class Z. The Funds may in the future offer other classes of shares. The Trustees have approved 12b-1 plans (Plans) pursuant to Rule 12b-1 under the Act for each of the Class A, Class B and Class C shares of the Funds. Under the Plan, each Fund pays LFDI monthly a service fee at an annual rate of 0.25% of net assets and a distribution fee at an annual rate of 0.10% of average daily net assets attributed to Class A shares. LFDI has voluntarily agreed to waive the 0.10% distribution fee for two years from the effective date of this SAI. LFDI may terminate this waiver at any time without shareholder approval. The Funds shall pay LFDI monthly as service fee at an annual rate of 0.25% of net assets and a distribution fee at an annual rate of 0.75% of average daily net assets attributed to Class B and Class C shares. LFDI may use the entire amount of such fees to defray the cost of commissions and service fees paid to financial service firms (FSFs) and for certain other purposes. Since the distribution and service fees are payable regardless of LFDI's expenses, LFDI may realize a profit from the fees.

The Plans authorize any other payments by the Funds to LFDI and its affiliates (including the Advisor) to the extent that such payments might be construed to be indirectly financing the distribution of Fund shares.

The Trustees believe the Plans could be a significant factor in the growth and retention of assets resulting in a more advantageous expense ratio and increased investment flexibility which could benefit shareholders of each class of the Funds. The Plans will continue in effect from year to year so long as continuance is specifically approved at least annually by a vote of the Trustees, including the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans (Independent Trustees), cast in person at a meeting called for the purpose of voting on the Plans. The Plans may not be amended to increase the fee materially without approval by vote of a majority of the outstanding voting securities of the relevant class of shares and all material amendments of the Plans must be approved by the Trustees in the manner provided in the foregoing sentence. The Plans may be terminated at any time by vote of a majority of the Independent Trustees or by vote of a majority of the outstanding voting securities of the relevant class of shares. The continuance of the Plans will only be effective if the selection and nomination of the Trustees who are non-interested Trustees is effected by such non-interested Trustees.

Class A shares are offered at net asset value plus varying sales charges which may include a CDSC. Class B shares are offered at net asset value subject to a CDSC if redeemed within six years after purchase. Class C shares are offered at net asset value and are subject to a 1.00% CDSC on redemptions within one year after purchase. Class Z shares are offered at net asset value and are not subject to a CDSC. The CDSCs are described in the Prospectus.

No CDSC will be imposed on distributions or on amounts which represent an increase in the value of the shareholder's account resulting from capital appreciation. In determining the applicability and rate of any CDSC, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing reinvestment of distributions and finally of other shares held by the shareholder for the longest period of time.

Eight years after the end of the month in which a Class B share is purchased, such share and a pro rata portion of any shares issued on the reinvestment of distributions will be automatically converted into Class A shares having an equal value, which are not subject to the distribution fee.


Sales-related expenses (dollars in thousands) of SG Cowen for the fiscal year ended March 31, 1998:

                                                             Overseas Fund
                                                           Class A shares (r)

Fees to FSFs                                                    $ (s)
Costs of sales material relating to the Fund                    $
(including printing and mailing expenses)
Allocated travel, entertainment and other promotional           $
expenses (including advertising)

(r) Class I shares did not participate in the Plan.
(s) Of this amount, the Fund paid $XXX and the balance was paid by Societe Generale, the Advisor's indirect owner, and its subsidiaries.

                                                              Global Fund
                                                           Class A shares (t)

Fees to FSFs                                                  $10,136 (u)
Costs of sales material relating to the Fund                   $2,292
(including printing and mailing expenses)
Allocated travel, entertainment and other promotional         $[      ]
expenses (including advertising)

(t) Class I shares did not participate in the Plan.
(u) Of this amount, the Fund paid $10,018 and the balance was paid by Societe Generale, the Advisor's indirect owner, and its subsidiaries.


INVESTMENT PERFORMANCE

The Funds' yields for the month ended March 31, 1998 were as follows:

                   Overseas Fund                                                   Global Fund
-----------------------------------------------------          ----------------------------------------------------
      Class A Shares           Class I Shares (v)                   Class A Shares          Class I Shares (v)
      --------------           ------------------                   --------------          ------------------



(v) Effective January xx, 1999, Class I shares are no longer offered. Class Z shares will be issued to Class I shareholders.

The average annual total returns for the Funds' Class A shares for the years ending March 31, 1998 are as follows:

                                           Overseas Fund
                               ---------------------------------------------
                                           Class A Shares
                                1 Year   5 Years   10 Years (or since inception)
                                ------   -------   -----------------------------
With sales charge of 3.75%
Without sales charge


                                          Global Fund
                               ---------------------------------------------
                                        Class A Shares
                                1 Year   5 Years   10 Years (or since inception)
                                ------   -------   -----------------------------
With sales charge of 3.75%
Without sales charge

The average annual total returns for the Funds' Class I shares, are as follows:

                                         Overseas Fund
                           ----------------------------------------------
                                         Class I Shares
                               1 Year                   Since Inception(w)



                                          Global Fund
                            ----------------------------------------------
                                        Class I Shares
                               1 Year                   Since Inception(w)



(w) Commencement of Operations [                              ]

The Funds' Class A and Class I distribution rates (as applicable) at March 31, 1998, which are based on the last twelve months' distributions and the maximum offering price at the end of the month, were as follows:

                             Class A Shares                      Class I Shares

Overseas Fund
Global Fund



See Part 2 of this SAI "Performance Measures" for how calculations are made.

CUSTODIAN

The Chase Manhattan Bank is the custodian for the Funds. The custodian is responsible for safeguarding and controlling the Funds' cash and securities, receiving and delivering securities and collecting the each Fund's interest and dividends. State Street Bank & Trust Company served as the Fund's custodian prior to December xx, 1998.

INDEPENDENT AUDITORS

KPMG Peat Marwick LLP acts as each Fund's independent auditors. In such capacity, KPMG Peat Marwick LLP performs the annual audit of each Fund's financial statements and assists in the preparation of tax returns.


--------
        * The Fund has no present intention of lending its portfolio securities.
* An "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended (1940 Act). 1 Member of the Executive Committee. When the Board of Directors is not in session, the Executive Committee may generally exercise most of the powers of the Board of Directors. 2 Member of the Audit Committee. * An "interested person" of the Fund as defined in the Investment Company Act of 1940, as amended (1940 Act).

   Part C.                         OTHER INFORMATION


   Item 24.  Financial Statements and Exhibits

             (a)  Financial Statements:

                  Included in Part A

                  Summary of Expenses
                  The Fund's(s') Financial History

                  Incorporated by reference into Part B are the financial statements contained in the Annual Reports for the [SoGen] Gold Fund, [SoGen] Global Fund (formerly SoGen International
                  Fund) and [SoGen] Overseas as of March 30, 1998(which were previously filed electronically pursuant to Section 30(b)(2) of the Investment Company Act of 1940):

                  Fund                                Accession Number

                  SoGen Gold Fund                   0000950130-98-002858
                  SoGen Global Fund                 0000950130-98-002858
                  SoGen Overseas Fund               0000950130-98-002858


                  The Financial Statements contained in each Fund's Annual Report are as follows:

                  Schedule of Investments
                  Statement of Assets and Liabilities
                  Statement of Operations
                  Statement of Changes in Net Assets
                  Notes to Financial Statements
                  Independent Auditors' Report

             (b)  Exhibits:

             1.     Amendment No.5 to the Agreement and Declaration of Trust(h)

             2.     By-Laws, as amended (e)

             3.     Not Applicable

             4.     Form of Specimen Share Certificate (e)

             5.     Form of Management Agreement

             6.(i)  Form of Distributor's Contract

             6.(ii) Form of Selling  Agreement  (incorporated  herein by reference to Exhibit 6.(b) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529 filed with the Commission on September 27, 1996)

             6.(iii)Investment Account Application (incorporated by reference from Prospectus)

             6.(iv)Form of Bank and Bank Affiliated Selling Agreement
                   (incorporated herein by reference to Exhibit 6.(c) to Post Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

             6.(v)Form of Asset Retention Agreement (incorporated herein by reference to Exhibit 6.(d) to Post-Effective Amendment No.10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

             7.   Not Applicable

             8. Global Custody Agreement with The Chase Manhattan Bank (incorporated herein by reference to Exhibit 8. to Post-Effective Amendment No. 13 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on or about October 24, 1997)

             9.(i)Form of Pricing and Bookkeeping Agreement with Colonial
                  Management Associates, Inc.(incorporated herein by reference to Exhibit 9.(b) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

             9.(i)(a)Form of Amendment to Appendix I of Pricing and Bookkeeping
                     Agreement

             9.(ii)Amended and Restated Shareholders' Servicing and Transfer
                   Agent Agreement as amended with Colonial Management Associates, Inc. and Liberty Funds Services, Inc. (incorporated herein by reference to Exhibit 9.(a) to Post-Effective Amendment No. 10 to the Registration Statement of Colonial Trust VI, Registration Nos. 33-45117 and 811-6529, filed with the Commission on September 27, 1996)

             9.(ii)(a)Form of Amendment to Schedule A of Amended and  Restated
                      Shareholders' Servicing and Transfer Agent Agreement

             9.(ii)(b)Form of Amendment to Appendix I of Amended and Restated
                      Shareholders' Servicing and Transfer Agent Agreement

             9.(iii) Credit Agreement (incorporated herein  by  reference  to
                     Exhibit 9.(f) to Post-Effective Amendment No. 19 to the Registration Statement of Colonial Trust V, Registration Nos. 811-5030 and 33-12109, filed with the Commission on or about May 20, 1996)

             9.(iii)(a)Form of Amendment  No. 1 to the Credit  Agreement
                       (incorporated herein by reference to Exhibit 9(f) to Post-Effective Amendment No. 99 to the Registration Statement of Colonial Trust III, Registration
                       Nos. 811-881 and 2-15184, filed with the Commission on or about December 19, 1997)

             9.(iii)(b)Form of Amendment  No. 2 to the Credit Agreement
                       (incorporated herein by reference to Exhibit 9(g) to Post-Effective Amendment No. 99 to the Registration Statement of Colonial Trust III, Registration Nos.811-881 and 2-15184, filed with the Commission on or about December 19, 1997)

             9.(iii)(c)Form of Amendment  No. 3 to the Credit Agreement
                    (incorporated herein by reference to Exhibit 9(h) to Post-Effective Amendment No. 99 to the Registration Statement of Colonial Trust III, Registration Nos. 811-881 and 2-15184, filed with the Commission on or about
                    December 19, 1997)

             9.(iii)(d)Form of Amendment  No. 4 to the Credit Agreement
                       (incorporated herein by reference to Exhibit 9(h) to Post-Effective Amendment No. 102 to the Registration Statement of Colonial Trust III, Registration
                       Nos. 811-881 and 2-15184, filed with the Commission on or about September 17, 1998)

             9.(iv) Form of Agreement and Plan of Reorganization (SGold, SGlobal, SOverseas)

             10.      Opinion and Consent of Counsel

             11.(i)   Consent of Independent Auditors (to be filed by amendment)

             12.      Not Applicable

             13.      Not Applicable

             14.(i) Form of Colonial Mutual Funds Money Purchase Pension and Profit Sharing Plan Document and Employee Communications Kit (incorporated herein by reference to Exhibit 14(a) to
                      Post-Effective   Amendment  No.  99  to  the
                      Registration  Statement  of  Colonial  Trust
                      III, Registration Nos. 2-15184 and 811-881, filed with the Commission on December 19, 1997)

             14.(ii)  Form of Colonial Mutual Funds Money Purchase
                      Pension    and    Profit     Sharing    Plan
                      Establishment  Booklet  (incorporated herein
                      by   reference    to   Exhibit    14(b)   to
                      Post-Effective   Amendment  No.  99  to  the
                      Registration  Statement  of  Colonial  Trust
                      III, Registration Nos. 2-15184 and 811-881, filed with the Commission on December 19, 1997)

             14.(iii) Form of Colonial IRA Application, Forms, Custodial Agreement and Disclosure Statement and Distribution Form (incorporated herein by reference to Exhibit 14(c) to Post-Effective Amendment No. 99 to the Registration Statement of Colonial Trust III, Registration Nos. 2-15184 and 811-881, filed with the Commission on December 19,
                                    1997)

             14.(iv) Form of IRA Application and Fact Kit (incorporated herein by reference to
                                    Exhibit 14(d) to Post-Effective  Amendment
                                    No. 99 to the Registration Statement of
                                    Colonial Trust III,  Registration
                                    Nos. 2-15184 and 811-881, filed with the Commission on December 19, 1997)

             14.(v) Form of Colonial Mutual Funds Simplified Employee Pension Plan and Salary Reduction Simplified Employee Pension Plan Application and Fact Kit (incorporated by reference to
                                    Exhibit  14(e) of  Post-Effective  Amendment
                                    No.  99 to  the  Registration  Statement  of
                                    Colonial   Trust  III,   Registration   Nos.
                                    2-15184   and   811-881,   filed   with  the
                                    Commission on December 19, 1997)

             14.(vi) Form of Colonial Mutual Funds 401(k) Plan Document, Trust Agreement and IRS Opinion Letter (incorporated by reference to Exhibit 14(v) of Post-Effective Amendment No. 27 to the Registration Statement of Colonial Trust II, Registration Nos. 2-66976 and 811-3009, filed with the Commission on November 18,
                                    1996)

             14.(vii) Form of Colonial Mutual Funds 401(k) Plan Establishment Booklet and Employee Communications Kit (incorporated by
                                    reference  to  Exhibit   14.(vi)  of
                                    Post-Effective  Amendment  No. 27 to the
                                    Registration Statement of Colonial Trust II,
                                    Registration Nos.2-66976 and 811-3009, filed with the Commission on November 18, 1996)

             14.(viii)              Form of Colonial 401(k)  Beneficiary
                                    Designation  and  Participant  Enrollment
                                    Forms (incorporated by reference to Exhibit
                                    14(h) of Post-Effective Amendment No. 99 to the Registration Statement of Colonial
                                    Trust III, Registration Nos. 2-15184 and
                                    811-881, filed with the Commission on
                                    December 19, 1997)

             14 (ix) Form of Liberty Simple IRA Plan (incorporated by reference to Exhibit 14.(i) of Post-Effective Amendment No. 45 to the Registration Statement of Colonial Trust I, Registration Nos. 2-41251 and 811-2214, filed with the Commission on or about February 25, 1998)

             14 (x) Form of Liberty Roth IRA (incorporated by reference to Exhibit 14.(j)of Post-Effective Amendment No. 45 to the Registration Statement of Colonial Trust I, Registration Nos. 2-41251 and 811-2214, filed with the Commission on or about February 25, 1998)

             15. Form of proposed Distribution Plan adopted pursuant to Section 12b-1 of the Investment Company Act of 1940, incorporated by reference to the Distributor's Contract filed as Exhibit 6(i) hereto

             16.(i) Calculation of Performance Information (to be filed by amendment)

             16.(ii)                Calculation of Yield Information
                                    (to be filed by amendment)

             17.(i)                 Financial Data Schedule (SGold)
                                    (to be filed by amendment)

             17.(ii)                Financial Data Schedule (SGlobal)
                                    (to be filed by amendment)

             17.(iii) Financial Data Schedule (SOverseas) (to be filed by amendment)

             18.(i) Power of Attorney for: Robert J. Birnbaum, Tom Bleasdale, Lora S. Collins, James E. Grinnell, Richard W. Lowry, William E. Mayer, James L. Moody, Jr. and John J. Neuhauser and Robert L. Sullivan (incorporated herein by reference to Exhibit 18(a) to Post-Effective Amendment No. 99 to the Registration Statement of Colonial Trust III, Registration Nos. 2-15184 and 811-881, filed with the Commission on December 19,
                                    1997)

             18.(ii) Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 (incorporated herein by reference to Exhibit No. 18(b) to Post-Effective Amendment No. 47 to the Registration Statement of Colonial Trust I, Registration Statement Nos. 2-41251 and 811-2214, filed with the Commission on September 1, 1998)

-------------------------------------

Not all footnotes listed below will be applicable to this filing.

(a) Incorporated by reference from Pre-Effective Amendment No. 3 filed on December 5, 1980.

(b) Incorporated by reference from Post-Effective Amendment No. 14 filed on December 17, 1991.

(c) Incorporated by reference from Post-Effective Amendment No. 19 filed on February 19, 1993.

(d) Incorporated by reference from Post-Effective Amendment No. 24 filed on December 11, 1995.

(e) Incorporated by reference from Post-Effective Amendment No. 25 filed on March 20, 1996.

(f) Incorporated by reference from Post-Effective Amendment No. 26 filed on October 28, 1996.

(g) Incorporated by reference from Post-Effective Amendment No. 27 filed on November 18, 1996.

(h) Incorporated by reference to Post-Effective Amendment No. 28 filed on December 13, 1996.

(i) Incorporated by reference to Post-Effective Amendment No. 29 filed on March 11, 1997.

(j) Incorporated by reference to Post-Effective Amendment No. 30 filed on June 23, 1997.

(k) Incorporated by reference to Post-Effective Amendment No. 31 filed on November 14, 1997.

(l) Incorporated by reference to Post-Effective Amendment No. 32 filed on November 25, 1997.

(m) Incorporated by reference to Post-Effective Amendment No. 33 filed on December 22, 1997.

(n) Incorporated by reference to Post-Effective Amendment No. 35 filed on October 20, 1998.

(o) Incorporated by reference to Post-Effective Amendment No. 36 filed on October 30, 1998.

Item 25.Persons Controlled by or under Common Group Control with Registrant


             Not applicable


Item 26.     Number of Holders of Securities

                            (1)                       (2)
                      Title of Class      Number of Record Holders at 9/30/98

         Shares of Beneficial Interest    0 Class A recordholders (SGold)
                                          0 Class B recordholders (SGold)
                                          0 Class C recordholders (SGold)
                                          0 Class Z recordholders (SGold)
                                          0 Class A recordholders (SGlobal)
                                          0 Class B recordholders (SGlobal)
                                          0 Class C recordholders (SGlobal)
                                          0 Class Z recordholders (SGlobal)
                                          0 Class A recordholders (SOverseas)
                                          0 Class B recordholders (SOverseas)
                                          0 Class C recordholders (SOverseas)
                                          0 Class Z recordholders (SOverseas)

Item 27.     Indemnification

             See Article VIII of Amendment No. 5 to the Agreement and Declaration of Trust filed as Exhibit 1 hereto.

Item 28.

Certain information pertaining to business and other connections of the Registrant's investment adviser, Societe Generale Asset Management Corp., with respect to [SoGen] Gold Fund, [SoGen] Global Fund and [SoGen] Overseas Fund is incorporated herein by reference to the section of the Prospectus captioned "How the Funds Pursue Their Objectives and Certain Risk Factors" and to the section of the Statement of Additional Information captioned "Management of the Fund." The information required above is incorporated herein by reference from Societe Generale Asset Management Corp.'s Form ADV, as most recently filed with the Securities and Exchange Commission.

Item 28.     Business and Other Connections of Investment Adviser

             The following sets forth business and other connections of each director and officer of Colonial Management Associates, Inc.:
             (see next page)

ITEM 28.
--------

     Registrant's   investment   adviser/administrator,    Colonial  Management
Associates, Inc. ("Colonial"), is registered as an investment adviser under the Investment Advisers Act of 1940 (1940 Act). Colonial Advisory Services, Inc. (CASI), an affiliate of Colonial, is also registered as an investment adviser under the 1940 Act. As of the end of its fiscal year, December 31, 1997, CASI had three institutional, corporate or other account under management or supervision, the market value of which was approximately $82.9 million. As of the end of its fiscal year, December 31, 1997, Colonial was the investment adviser, sub-adviser and/or administrator to 50 Colonial mutual funds (including funds sub-advised by Colonial, the market value of which investment companies was approximately $17,319.00 million. Liberty Funds Distributor, Inc., a subsidiary of Colonial Management Associates, Inc., is the principal underwriter and the national distributor of all of the funds in the Colonial Mutual Funds complex, including the Registrant.

     The following sets forth the business and other connections of each director and officer of Colonial Management Associates, Inc.:

(1)                 (2)          (3)                                (4)
Name and principal
business
addresses*          Affiliation
of officers and     with         Period is through 6/30/98.  Other
directors of        investment   business, profession, vocation or
investment adviser  adviser      employment connection              Affiliation
------------------  ----------   --------------------------------   -----------
Allard, Laurie      V.P.

Archer, Joseph A.   V.P.

Ballou, William J.  V.P.,        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.,          Municipal Trust               Asst. Sec.
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Financial Advisers,
                                   Inc.                          Asst. Sec.
                                 The Colonial Group              Asst. Clerk


Barron, Suzan M.    V.P.,        Colonial Trusts I through VII   Asst. Sec.
                    Asst.        Colonial High Income
                    Sec.,          Municipal Trust               Asst. Sec.
                    Counsel      Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 Liberty Financial Advisers,
                                   Inc.                          Asst. Sec.
                                 The Colonial Group              Asst. Clerk


Berliant, Allan     V.P.

Boatman, Bonny E.   Sr.V.P.;     Colonial Advisory Services, Inc.   Exec. V.P.
                    IPC Mbr.

Bunten, Walter      V.P.

Campbell, Kimberly  V.P.

Carnabucci,
  Dominick          V.P.

Carroll, Sheila A.  Sr.V.P.

Citrone, Frank      V.P.

Conlin, Nancy L.    Sr. V.P.;    Colonial Trusts I through VII   Secretary
                    Sec.; Clerk  Colonial High Income
                    IPC Mbr.;      Municipal Trust               Secretary
                    Dir; Gen.    Colonial InterMarket Income
                    Counsel        Trust I                       Secretary
                                 Colonial Intermediate High
                                   Income Fund                   Secretary
                                 Colonial Investment Grade
                                   Municipal Trust               Secretary
                                 Colonial Municipal Income
                                   Trust                         Secretary
                                 LFC Utilities Trust             Secretary
                                 Liberty Funds Distributor,
                                   Inc.                          Dir.; Clerk
                                 Colonial Investors Service
                                   Center, Inc.                  Clerk; Dir.;
                                 The Colonial Group, Inc.        V.P.; Gen.
                                                                 Counsel and
                                                                 Clerk
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Clerk
                                 AlphaTrade Inc.                 Dir.; Clerk
                                 Liberty Financial Advisors,
                                   Inc.                          Dir.; Sec.

Connaughton,        V.P.
 J. Kevin                        Colonial Trust I through VII    CAO; Controller
                                 LFC Utilities Trust             CAO; Controller
                                 Colonial High Income
                                   Municipal Trust               CAO; Controller
                                 Colonial Intermarket Income
                                   Trust I                       CAO; Controller
                                 Colonial Intermediate High
                                   Income Fund                   CAO; Controller
                                 Colonial Investment Grade
                                   Municipal Trust               CAO; Controller
                                 Colonial Municipal Income
                                   Trust                         CAO; Controller

Daniszewski,        V.P.
 Joseph J.

Desilets, Marian    V.P.         Liberty Funds Distributor,
                                   Inc.                          V.P.
                                 Colonial Trust I through VII    Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial Intermarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.

DiSilva-Begley,     V.P.         Colonial Advisory Services,     Compliance
 Linda              IPC Mbr.       Inc.                          Officer

Ericson, Carl C.    Sr.V.P.      Colonial Intermediate High
                    IPC Mbr.       Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          Pres.; CEO
                                                                 and CIO

Evans, C. Frazier   Sr.V.P.      Liberty Funds Distributor,
                                   Inc.                          Mng. Director

Feingold, Andrea S. V.P.         Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Advisory Services,
                                   Inc.                          Sr. V.P.

Feloney, Joseph L.  V.P.         Colonial Advisory Services,
                    Asst. Tres.    Inc.                          Asst. Treas.
                                 The Colonial Group, Inc.        Asst. Treas.


Finnemore,          V.P.         Colonial Advisory Services,
 Leslie W.                         Inc.                          Sr. V.P.

Franklin,           Sr. V.P.     AlphaTrade Inc.                 President
 Fred J.            IPC Mbr.

Gibson, Stephen E.  Dir.; Pres.; The Colonial Group, Inc.        Dir.;
                    CEO;                                         Pres.; CEO;
                    Chairman of                                  Exec. Cmte.
                    the Board;                                   Mbr.; Chm.
                    IPC Mbr.     Liberty Funds Distributor,
                                   Inc.                          Dir.; Chm.
                                 Colonial Advisory Services,
                                   Inc.                          Dir.; Chm.
                                 Colonial Investors Service
                                   Center, Inc.                  Dir.; Chm.
                                 AlphaTrade Inc.                 Dir.
                                 Colonial Trusts I through VII   President
                                 Colonial High Income
                                   Municipal Trust               President
                                 Colonial InterMarket Income
                                   Trust I                       President
                                 Colonial Intermediate High
                                   Income Fund                   President
                                 Colonial Investment Grade
                                   Municipal Trust               President
                                 Colonial Municipal Income
                                   Trust                         President
                                 LFC Utilities Trust             President
                                 Liberty Financial Advisors,
                                   Inc.                          Director

Hanson, Loren       Sr. V.P.;
                    IPC Mbr.

Harasimowicz,       V.P.
 Stephen

Harris, David       V.P.         Stein Roe Global Capital Mngmt  Principal

Hartford, Brian     V.P.

Haynie, James P.    V.P.         Colonial Advisory Services,
                                   Inc.                          Sr. V.P.

Hernon, Mary        V.P.

Hill, William       V.P.         Colonial Advisory Services,     V.P.
                                   Inc.

Iudice, Jr.         V.P.;        The Colonial Group, Inc.        Controller,
 Philip J.          Controller                                   CAO, Asst.
                    Asst.                                        Treas.
                    Treasurer    Liberty Funds Distributor,      CFO,
                                   Inc.                          Treasurer
                                 Colonial Advisory Services,
                                   Inc.                          Controller;
                                                                 Asst. Treas.
                                 AlphaTrade Inc.                 CFO, Treas.
                                 Liberty Financial Advisors,
                                   Inc.                          Asst. Treas.

Jacoby, Timothy J.  Sr. V.P.;    The Colonial Group, Inc.        V.P., Treasr.,
                    CFO;                                         CFO
                    Treasurer    Colonial Trusts I through VII   Treasr.,CFO
                                 Colonial High Income
                                   Municipal Trust               Treasr.,CFO
                                 Colonial InterMarket Income
                                   Trust I                       Treasr.,CFO
                                 Colonial Intermediate High
                                   Income Fund                   Treasr.,CFO
                                 Colonial Investment Grade
                                   Municipal Trust               Treasr.,CFO
                                 Colonial Municipal Income
                                   Trust                         Treasr.,CFO
                                 LFC Utilities Trust
                                                                 Treasr.,CFO
                                 Colonial Advisory Services,
                                   Inc.                          CFO, Treasr.
                                 Liberty Financial Advisors,
                                   Inc.                          Treasurer

Johnson, Gordon     V.P.

Knudsen, Gail       V.P.         Colonial Trusts I through VII   Asst. Treas.
                                 Colonial High Income
                                   Municipal Trust               Asst. Treas.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Treas.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Treas.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Treas.
                                 Colonial Municipal Income
                                   Trust                         Asst. Treas.
                                 LFC Utilities Trust             Asst. Treas.


Lasher, Bennett     V.P.

Lennon, John E.     V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Lenzi, Sharon       V.P.

Lessard, Kristen    V.P.

Loring, William C.  V.P.

MacKinnon,
  Donald S.         Sr.V.P.

Marcus, Harold      V.P.

Muldoon, Bob        V.P.

Newman, Maureen     V.P.

O'Brien, David      V.P.

Ostrander, Laura    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Peterson, Ann T.    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Rao, Gita           V.P.

Reading, John       V.P.;        Colonial Investors Service
                    Asst.          Center, Inc.                  Asst. Clerk
                    Sec.;        The Colonial Group, Inc.        Asst. Clerk
                    Asst         Colonial Advisory Services,
                    Clerk and      Inc.                          Asst. Clerk
                    Counsel      Liberty Funds Distributor,
                                   Inc.                          Asst. Clerk
                                 AlphaTrade Inc.                 Asst. Clerk
                                 Colonial Trusts I through VII   Asst. Sec.
                                 Colonial High Income
                                   Municipal Trust               Asst. Sec.
                                 Colonial InterMarket Income
                                   Trust I                       Asst. Sec.
                                 Colonial Intermediate High
                                   Income Fund                   Asst. Sec.
                                 Colonial Investment Grade
                                   Municipal Trust               Asst. Sec.
                                 Colonial Municipal Income
                                   Trust                         Asst. Sec.
                                 LFC Utilities Trust             Asst. Sec.
                                 Liberty Financial Advisors,
                                   Inc.                          Asst. Sec.

Rega, Michael       V.P.         Colonial Advisory Services,
                                    Inc.                         V.P.


Scoon, Davey S.     Dir.;        Colonial Advisory Services,
                    Exe.V.P.;      Inc.                          Dir.
                    IPC Mbr.;    Colonial High Income
                                   Municipal Trust               V.P.
                                 Colonial InterMarket Income
                                   Trust I                       V.P.
                                 Colonial Intermediate High
                                   Income Fund                   V.P.
                                 Colonial Investment Grade
                                   Municipal Trust               V.P.
                                 Colonial Municipal Income
                                   Trust                         V.P.
                                 Colonial Trusts I through VII   V.P.
                                 LFC Utilities Trust             V.P.
                                 Colonial Investors Service      Director
                                   Center, Inc.
                                 The Colonial Group, Inc.        COO; Ex. V.P.
                                 Liberty Funds Distributor,
                                   Inc.                          Director
                                 AlphaTrade Inc.                 Director
                                 Liberty Financial Advisors,
                                   Inc.                          Director

Seibel, Sandra L.   V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Spanos, Gregory J.  Sr. V.P.     Colonial Advisory Services,
                                   Inc.                          Exec. V.P.

Stern, Arthur O.    Exe.V.P.     The Colonial Group, Inc.        Exec. V.P.

Stevens, Richard    V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.

Stoeckle, Mark      V.P.         Colonial Advisory Services,
                                   Inc.                          V.P.
Swayze, Gary        V.P.

Wallace, John       V.P.         Colonial Advisory Services,
                    Asst.Tres.     Inc.                          Asst. Treas.
                                 The Colonial Group, Inc.        Asst. Treas.

Ware, Elizabeth M.  V.P.

------------------------------------------------
*The Principal address of all of the officers and directors of the investment adviser is One Financial Center, Boston, MA 02111.

Item 29   Principal Underwriter
-------   ---------------------

(a) Liberty Funds Distributor, Inc. (LFDI), a subsidiary of Colonial Management Associates, Inc., is the Registrant's principal underwriter. LFDI acts in such capacity for each series of Colonial Trust I, Colonial Trust II, Colonial Trust III, Colonial Trust IV, Colonial Trust V, Colonial Trust VI and Colonial Trust VII, Stein Roe Advisor Trust, Stein Roe Income Trust, Stein Roe Municipal Trust, Stein Roe Investment Trust and Stein Roe Trust.

(b) The table below lists each director or officer of the principal underwriter named in the answer to Item 21.

(1)                 (2)                   (3)

                    Position and Offices  Positions and
Name and Principal  with Principal        Offices with
Business Address*   Underwriter           Registrant
------------------  -------------------   --------------

Anderson, Judith       V.P.                  None

Anetsberger, Gary      Sr. V.P.              None

Babbitt, Debra         V.P. and              None
                       Comp. Officer

Ballou, Rick           Sr. V.P.              None

Balzano, Christine R.  V.P.                  None

Bartlett, John         Managing Director     None

Blakeslee, James       Sr. V.P.              None

Blumenfeld, Alex       V.P.                  None

Bozek, James           Sr. V.P.              None

Brown, Beth            V.P.                  None

Burtman, Tracy         V.P.                  None

Butch, Tom             Sr. V.P.              None

Campbell, Patrick      V.P.                  None

Chrzanowski,           V.P.                  None
 Daniel

Claiborne,             V.P.                  None
 Douglas

Clapp, Elizabeth A.    Managing Director     None

Conlin, Nancy L.       Dir; Clerk            Secretary

Davey, Cynthia         Sr. V.P.              None

Desilets, Marian       V.P.                  Asst. Sec

Devaney, James         Sr. V.P.              None

DiMaio, Steve          V.P.                  None

Downey, Christopher    V.P.                  None

Emerson, Kim P.        Sr. V.P.              None

Erickson, Cynthia G.   Sr. V.P.              None

Evans, C. Frazier      Managing Director     None

Feldman, David         Managing Director     None

Fifield, Robert        V.P.                  None

Gauger, Richard        V.P.                  None

Gerokoulis,            Sr. V.P.              None
 Stephen A.

Gibson, Stephen E.     Director; Chairman    President
                        of the Board

Goldberg, Matthew      Sr. V.P.              None

Guenard, Brian         V.P.                  None

Harrington, Tom        Sr. V.P.              None

Harris, Carla          V.P.                  None

Hodgkins, Joseph       Sr. V.P.              None

Hussey, Robert         Sr. V.P.              None

Iudice, Jr., Philip    Treasurer and CFO     None

Jones, Cynthia         V.P.                  None

Jones, Jonathan        V.P.                  None

Karagiannis,           Managing Director     None
 Marilyn

Kelley, Terry M.       V.P.                  None

Kelson, David W.       Sr. V.P.              None

Libutti, Chris         V.P.                  None

Martin, Peter          V.P.                  None

McCombs, Gregory       Sr. V.P.              None

McKenzie, Mary         V.P.                  None

Menchin, Catherine     V.P.                  None

Miller, Anthony        V.P.                  None

Moberly, Ann R.        Sr. V.P.              None

Morse, Jonathan        V.P.                  None

O'Shea, Kevin          Managing Director     None

Piken, Keith           V.P.                  None

Place, Jeffrey         Managing Director     None

Pollard, Brian         V.P.                  None

Predmore, Tracy        V.P.                  None

Quirk, Frank           V.P.                  None

Raftery-Arpino, Linda  V.P.                  None

Reed, Christopher B.   Sr. V.P.              None

Riegel, Joyce          V.P.                  None

Robb, Douglas          V.P.                  None

Sandberg, Travis       V.P.                  None

Santosuosso, Louise    V.P.                  None

Scarlott, Rebecca      V.P.                  None

Schulman, David        Sr. V.P.              None

Scoon, Davey           Director              V.P.

Scott, Michael W.      Sr. V.P.              None

Shea, Terence          V.P.                  None

Sideropoulos, Lou      V.P.                  None

Smith, Darren          V.P.                  None

Soester, Trisha        V.P.                  None

Studer, Eric           V.P.                  None

Sweeney, Maureen       V.P.                  None

Tambone, James         CEO                   None

Tasiopoulos, Lou       President             None

VanEtten, Keith H.     Sr. V.P.              None

Wallace, John          V.P.                  None

Walter, Heidi          V.P.                  None

Wess, Valerie          Sr. V.P.              None

Young, Deborah         V.P.                  None

--------------------------
* The address for each individual is One Financial Center, Boston, MA
02111.

Item 30.     Location of Accounts and Records

             Person maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the
             Investment Company Act of 1940 and the Rules thereunder include Registrant's Secretary; Registrant's investment adviser and/or administrator, Colonial Management Associates, Inc.; Registrant's investment adviser for [SoGen] Gold Fund, [SoGen] Global Fund and [SoGen] Overseas Fund, Societe Generale Asset Management Corp.; Registrant's principal underwriter, Liberty Funds Distributor, Inc.; Registrant's transfer and dividend disbursing agent, Liberty Funds Services, Inc.; and the Registrant's custodian, The Chase
             Manhattan  Bank,   located  at  270  Park  Avenue,   New  York,  NY
             10017-2070.

Item 31.     Management Services

             See Item 5, Part A and Item 16, Part B


Item 32.     Undertakings


              (i) The Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of any series' outstanding shares and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

              (ii) The Registrant undertakes to furnish free of charge to each person to whom a prospectus is delivered, a copy of the applicable series' annual report to shareholders containing the information required of Item 5A of Form N-1A.

                                     NOTICE


      A copy of the Agreement and Declaration of Trust, as amended, of Colonial Trust II is on file with the Secretary of The Commonwealth of Massachusetts and notice is hereby given that the instrument has been executed on behalf of the Trust by an officer of the Trust as an officer and by the Trust's Trustees as trustees and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(a) and has duly caused this Post-Effective Amendment No. 37 to its Registration Statement under the Securities Act of 1933 and the Post-Effective Amendment No. 37 under the Investment Company Act of 1940, to be signed in this City of Boston, and The Commonwealth of Massachusetts on this 30th day of October, 1998.

                                COLONIAL TRUST II


                                           By:  STEPHEN E. GIBSON
                                                    President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in their capacities and on the date indicated.

SIGNATURES                             TITLE                            DATE


STEPHEN E. GIBSON                      President                October 30, 1998
-----------------------------
Stephen E. Gibson                     (chief executive officer)



TIMOTHY J. JACOBY                      Treasurer and Chief      October 30, 1998
-----------------------------
Timothy J. Jacoby                      Financial Officer


J. KEVIN CONNAUGHTON                   Controller and Chief     October 30, 1998
-----------------------------
J. Kevin Connaughton                   Accounting Officer

ROBERT J. BIRNBAUM*                             Trustee
Robert J. Birnbaum


TOM BLEASDALE*                                  Trustee
Tom Bleasdale


LORA S. COLLINS*                                Trustee
Lora S. Collins


JAMES E. GRINNELL*                              Trustee
James E. Grinnell


RICHARD W. LOWRY*                               Trustee
Richard W. Lowry


JAMES L. MOODY, JR.*                            Trustee   WILLIAM J. BALLOU
James L. Moody, Jr.                                      *William J. Ballou
                                                          Attorney-in-fact
                                                          October 30, 1998

WILLIAM E. MAYER*                               Trustee
William E. Mayer


JOHN J. NEUHAUSER*                              Trustee
John J. Neuhauser


ROBERT L. SULLIVAN*                             Trustee
Robert L. Sullivan

                                    EXHIBITS

5.      Form of Management Agreement

6.(i)   Form of Distributor's Contract

9.(i)(a)Form of Amendment to Appendix I of Pricing and Bookkeeping Agreement

9.(ii)(a)Form of Amendment to Schedule A of Amended and Restated  Shareholders'
         Servicing and Transfer Agent Agreement

9.(ii)(b)Form of Amendment to Appendix I of Amended and Restated  Shareholders'
         Servicing and Transfer Agent Agreement

9.(iv)   Form of Agreement and Plan of Reorganization

11.(i)   Consent of Independent Auditors (to be filed by amendment)

16.(i)   Calculation of Performance Information (to be filed by amendment)

16.(ii)  Calculation of Yield Information (to be filed by amendment)

17.(i)   Financial Data Schedule (SGold) (to be filed by amendment)

17.(ii)  Financial Data Schedule (SGlobal) (to be filed by amendment)

17.(iii) Financial Data Schedule (SOverseas) (to be filed by amendment)